================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2016

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ITEM 1.  SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 July 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   2

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio............................................   3
   U.S. Large Cap Value Portfolio II.......................................  15
   U.S. Large Cap Value Portfolio III......................................  16
   LWAS/DFA U.S. High Book to Market Portfolio.............................  17
   DFA International Value Portfolio.......................................  18
   DFA International Value Portfolio II....................................  19
   DFA International Value Portfolio III...................................  20
   DFA International Value Portfolio IV....................................  21
   Tax-Managed U.S. Marketwide Value Portfolio II..........................  22
   Emerging Markets Portfolio II...........................................  23
   LWAS/DFA Two-Year Fixed Income Portfolio................................  24
   LWAS/DFA Two-Year Government Portfolio..................................  27
   Global Equity Portfolio.................................................  29
   Global Allocation 60/40 Portfolio.......................................  31
   Global Allocation 25/75 Portfolio.......................................  33

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................  35
   Security Valuation......................................................  35
   Financial Instruments...................................................  36
   Federal Tax Cost........................................................  37
   Other...................................................................  37
   Subsequent Event Evaluations............................................  38

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.........................................  39
   The DFA International Value Series......................................  47
   The Emerging Markets Series.............................................  59
   The Tax-Managed U.S. Marketwide Value Series............................  83

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................ 105
   Security Valuation...................................................... 105
   Financial Instruments................................................... 106
   Federal Tax Cost........................................................ 107
   Other................................................................... 107
   Subsequent Event Evaluations............................................ 108

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
   P.L.C.      Public Limited Company

Investment Footnotes
   +           See Security Valuation Note within the Notes to Schedules
               of Investments.
   *           Non-Income Producing Securities.
   #           Total or Partial Securities on Loan.
   @           Security purchased with cash proceeds from Securities on
               Loan.
   ^^          See Federal Tax Cost Note within the Notes to Schedules of
               Investments.
   --          Amounts designated as -- are either zero or rounded to zero.
   (r)         The adjustable/variable rate shown is effective as of
               July 31, 2016.
   (S)         Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE+
                                                       --------- -----------
COMMON STOCKS -- (95.5%)

Consumer Discretionary -- (11.8%)
    Advance Auto Parts, Inc...........................    24,848 $ 4,220,681
*   Amazon.com, Inc...................................   130,839  99,281,942
#*  AutoNation, Inc...................................    23,996   1,280,187
#*  AutoZone, Inc.....................................    10,098   8,219,469
#   Bed Bath & Beyond, Inc............................    52,281   2,350,031
#   Best Buy Co., Inc.................................    95,490   3,208,464
#   BorgWarner, Inc...................................    73,643   2,443,475
#*  CarMax, Inc.......................................    65,456   3,813,467
    Carnival Corp.....................................   148,273   6,927,315
    CBS Corp. Class B.................................   140,448   7,334,195
#*  Chipotle Mexican Grill, Inc.......................     9,864   4,182,237
#   Coach, Inc........................................    93,915   4,048,676
    Comcast Corp. Class A.............................   817,620  54,984,945
    Darden Restaurants, Inc...........................    38,628   2,377,940
    Delphi Automotive P.L.C...........................    92,295   6,259,447
#*  Discovery Communications, Inc. Class A............    50,785   1,274,196
*   Discovery Communications, Inc. Class C............    80,786   1,982,488
    Dollar General Corp...............................    95,966   9,091,819
*   Dollar Tree, Inc..................................    79,662   7,670,654
    DR Horton, Inc....................................   111,497   3,666,021
#   Expedia, Inc......................................    39,609   4,620,390
    Foot Locker, Inc..................................    46,059   2,746,038
    Ford Motor Co..................................... 1,319,549  16,705,490
#   Gap, Inc. (The)...................................    76,825   1,981,317
#   Garmin, Ltd.......................................    39,576   2,150,164
    General Motors Co.................................   473,863  14,945,639
#   Genuine Parts Co..................................    50,572   5,170,481
    Goodyear Tire & Rubber Co. (The)..................    89,952   2,578,924
#   H&R Block, Inc....................................    75,892   1,805,471
    Hanesbrands, Inc..................................   127,858   3,408,694
#   Harley-Davidson, Inc..............................    61,332   3,245,689
    Harman International Industries, Inc..............    23,919   1,976,666
    Hasbro, Inc.......................................    38,011   3,087,633
    Home Depot, Inc. (The)............................   420,691  58,156,324
    Interpublic Group of Cos., Inc. (The).............   136,287   3,142,778
    Johnson Controls, Inc.............................   219,262  10,068,511
#   Kohl's Corp.......................................    62,219   2,587,688
#   L Brands, Inc.....................................    85,536   6,321,110
#   Leggett & Platt, Inc..............................    45,494   2,391,620
#   Lennar Corp. Class A..............................    62,116   2,907,029
*   LKQ Corp..........................................   103,866   3,571,952
    Lowe's Cos., Inc..................................   299,658  24,655,860
    Macy's, Inc.......................................   104,146   3,731,551
#   Marriott International, Inc. Class A..............    64,428   4,619,488
#   Mattel, Inc.......................................   114,984   3,838,166
    McDonald's Corp...................................   296,869  34,926,638
#*  Michael Kors Holdings, Ltd........................    59,768   3,091,201
*   Mohawk Industries, Inc............................    21,526   4,497,642
#*  Netflix, Inc......................................   144,840  13,216,650
    Newell Brands, Inc................................   154,437   8,101,765
    News Corp. Class A................................   128,739   1,669,745

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
#   News Corp. Class B................................    36,781 $    494,337
    NIKE, Inc. Class B................................   450,268   24,989,874
#   Nordstrom, Inc....................................    43,501    1,924,049
*   O'Reilly Automotive, Inc..........................    32,619    9,480,060
#   Omnicom Group, Inc................................    80,394    6,615,622
*   Priceline Group, Inc. (The).......................    16,787   22,676,047
    PulteGroup, Inc...................................   106,418    2,253,933
    PVH Corp..........................................    27,447    2,773,794
#   Ralph Lauren Corp.................................    19,291    1,892,254
    Ross Stores, Inc..................................   135,880    8,401,460
#   Royal Caribbean Cruises, Ltd......................    56,713    4,108,290
#   Scripps Networks Interactive, Inc. Class A........    32,167    2,124,952
#   Signet Jewelers, Ltd..............................    26,419    2,322,494
    Staples, Inc......................................   218,707    2,031,788
    Starbucks Corp....................................   495,391   28,757,448
    Starwood Hotels & Resorts Worldwide, Inc..........    56,948    4,445,361
    Target Corp.......................................   199,277   15,011,536
    TEGNA, Inc........................................    73,461    1,608,796
#   Tiffany & Co......................................    37,132    2,395,757
    Time Warner, Inc..................................   265,938   20,384,148
    TJX Cos., Inc. (The)..............................   223,561   18,269,405
#   Tractor Supply Co.................................    45,075    4,131,124
#*  TripAdvisor, Inc..................................    38,711    2,708,609
    Twenty-First Century Fox, Inc. Class A............   370,546    9,871,345
    Twenty-First Century Fox, Inc. Class B............   145,673    3,937,541
*   Ulta Salon Cosmetics & Fragrance, Inc.............    21,110    5,514,143
#*  Under Armour, Inc. Class A........................    62,026    2,447,546
*   Under Armour, Inc. Class C........................    62,341    2,225,574
*   Urban Outfitters, Inc.............................    29,446      880,435
    VF Corp...........................................   112,820    7,043,353
    Viacom, Inc. Class B..............................   117,155    5,327,038
    Walt Disney Co. (The).............................   504,774   48,433,065
    Whirlpool Corp....................................    25,668    4,937,496
#   Wyndham Worldwide Corp............................    37,916    2,692,794
#   Wynn Resorts, Ltd.................................    27,579    2,701,363
    Yum! Brands, Inc..................................   137,786   12,320,824
                                                                 ------------
Total Consumer Discretionary..........................            788,669,618
                                                                 ------------
Consumer Staples -- (9.7%)
    Altria Group, Inc.................................   661,612   44,791,132
    Archer-Daniels-Midland Co.........................   198,705    8,957,621
#   Brown-Forman Corp. Class B........................    34,038    3,342,191
#   Campbell Soup Co..................................    60,569    3,771,632
#   Church & Dwight Co., Inc..........................    43,357    4,259,392
    Clorox Co. (The)..................................    43,728    5,731,429
    Coca-Cola Co. (The)............................... 1,316,707   57,447,926
    Colgate-Palmolive Co..............................   301,995   22,477,488
    ConAgra Foods, Inc................................   147,584    6,901,028
    Constellation Brands, Inc. Class A................    59,657    9,821,332
    Costco Wholesale Corp.............................   148,142   24,772,305
    CVS Health Corp...................................   363,206   33,676,460
    Dr Pepper Snapple Group, Inc......................    62,822    6,188,595
    Estee Lauder Cos., Inc. (The) Class A.............    75,271    6,992,676

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
    General Mills, Inc................................   201,011 $ 14,450,681
    Hershey Co. (The).................................    47,498    5,260,879
    Hormel Foods Corp.................................    91,521    3,418,309
    JM Smucker Co. (The)..............................    40,463    6,237,776
#   Kellogg Co........................................    85,231    7,049,456
    Kimberly-Clark Corp...............................   121,786   15,777,376
    Kraft Heinz Co. (The).............................   201,490   17,406,721
    Kroger Co. (The)..................................   322,546   11,027,848
#   McCormick & Co., Inc. Non-voting..................    38,939    3,981,513
    Mead Johnson Nutrition Co.........................    63,105    5,628,966
    Molson Coors Brewing Co. Class B..................    62,253    6,359,767
    Mondelez International, Inc. Class A..............   524,866   23,083,607
*   Monster Beverage Corp.............................    47,608    7,647,273
    PepsiCo, Inc......................................   488,464   53,203,499
    Philip Morris International, Inc..................   524,597   52,596,095
    Procter & Gamble Co. (The)........................   900,169   77,045,465
    Reynolds American, Inc............................   279,960   14,014,798
    Sysco Corp........................................   177,227    9,178,586
    Tyson Foods, Inc. Class A.........................   101,634    7,480,262
    Wal-Mart Stores, Inc..............................   516,445   37,684,992
    Walgreens Boots Alliance, Inc.....................   292,249   23,160,733
#   Whole Foods Market, Inc...........................   108,413    3,304,428
                                                                 ------------
Total Consumer Staples................................            644,130,237
                                                                 ------------
Energy -- (6.6%)
    Anadarko Petroleum Corp...........................   172,613    9,412,587
#   Apache Corp.......................................   128,010    6,720,525
    Baker Hughes, Inc.................................   148,085    7,082,906
    Cabot Oil & Gas Corp..............................   157,070    3,874,917
#*  Chesapeake Energy Corp............................   196,643    1,065,805
    Chevron Corp......................................   637,357   65,316,345
    Cimarex Energy Co.................................    32,023    3,843,400
#*  Concho Resources, Inc.............................    44,061    5,472,376
    ConocoPhillips....................................   418,790   17,095,008
    Devon Energy Corp.................................   177,195    6,783,025
    Diamond Offshore Drilling, Inc....................    21,859      496,636
    EOG Resources, Inc................................   186,089   15,203,471
    EQT Corp..........................................    58,364    4,252,401
    Exxon Mobil Corp.................................. 1,402,275  124,732,361
*   FMC Technologies, Inc.............................    76,360    1,938,017
    Halliburton Co....................................   290,581   12,686,766
#   Helmerich & Payne, Inc............................    36,591    2,267,544
    Hess Corp.........................................    89,097    4,780,054
    Kinder Morgan, Inc................................   618,816   12,580,529
    Marathon Oil Corp.................................   286,395    3,906,428
    Marathon Petroleum Corp...........................   179,164    7,057,270
#   Murphy Oil Corp...................................    54,806    1,503,329
#   National Oilwell Varco, Inc.......................   127,391    4,121,099
*   Newfield Exploration Co...........................    66,457    2,877,588
    Noble Energy, Inc.................................   144,862    5,174,471
    Occidental Petroleum Corp.........................   258,277   19,301,040
#   ONEOK, Inc........................................    71,159    3,187,212
    Phillips 66.......................................   158,187   12,031,703

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
    Pioneer Natural Resources Co......................    55,311 $  8,991,909
    Range Resources Corp..............................    57,490    2,317,422
    Schlumberger, Ltd.................................   469,899   37,836,267
*   Southwestern Energy Co............................   159,696    2,328,368
#   Spectra Energy Corp...............................   231,382    8,322,811
    Tesoro Corp.......................................    40,540    3,087,121
#   Transocean, Ltd...................................   116,220    1,277,258
    Valero Energy Corp................................   158,875    8,305,985
    Williams Cos., Inc. (The).........................   230,881    5,534,218
                                                                 ------------
Total Energy..........................................            442,766,172
                                                                 ------------
Financials -- (12.0%)
*   Affiliated Managers Group, Inc....................    18,171    2,667,139
    Aflac, Inc........................................   140,000   10,119,200
    Allstate Corp. (The)..............................   126,601    8,650,646
    American Express Co...............................   273,372   17,621,559
    American International Group, Inc.................   378,427   20,601,566
    Ameriprise Financial, Inc.........................    56,048    5,371,640
    Aon P.L.C.........................................    89,589    9,592,294
    Arthur J Gallagher & Co...........................    59,990    2,950,908
    Assurant, Inc.....................................    20,951    1,739,143
    Bank of America Corp.............................. 3,473,693   50,333,812
    Bank of New York Mellon Corp. (The)...............   364,241   14,351,095
    BB&T Corp.........................................   277,595   10,234,928
*   Berkshire Hathaway, Inc. Class B..................   633,685   91,421,735
    BlackRock, Inc....................................    42,540   15,580,275
    Capital One Financial Corp........................   173,178   11,616,780
*   CBRE Group, Inc. Class A..........................    98,837    2,811,913
    Charles Schwab Corp. (The)........................   406,735   11,559,409
    Chubb, Ltd........................................   157,074   19,675,089
#   Cincinnati Financial Corp.........................    49,960    3,732,012
    Citigroup, Inc....................................   992,516   43,482,126
    Citizens Financial Group, Inc.....................   178,655    3,989,366
    CME Group, Inc....................................   114,519   11,708,423
#   Comerica, Inc.....................................    59,315    2,683,411
    Discover Financial Services.......................   139,404    7,923,723
*   E*TRADE Financial Corp............................    94,400    2,367,552
    Fifth Third Bancorp...............................   259,442    4,924,209
    Franklin Resources, Inc...........................   124,502    4,505,727
    Goldman Sachs Group, Inc. (The)...................   130,642   20,747,256
    Hartford Financial Services Group, Inc. (The).....   132,992    5,299,731
#   Huntington Bancshares, Inc........................   270,561    2,570,330
    Intercontinental Exchange, Inc....................    40,258   10,636,164
    Invesco, Ltd......................................   140,934    4,112,454
    JPMorgan Chase & Co............................... 1,236,586   79,104,406
    KeyCorp...........................................   285,296    3,337,963
    Legg Mason, Inc...................................    35,534    1,213,131
#   Leucadia National Corp............................   112,801    2,059,746
    Lincoln National Corp.............................    80,947    3,534,955
    Loews Corp........................................    90,454    3,738,464
#   M&T Bank Corp.....................................    53,762    6,158,975
    Marsh & McLennan Cos., Inc........................   176,267   11,589,555
    MetLife, Inc......................................   371,540   15,879,620

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Moody's Corp......................................    57,149 $  6,058,366
    Morgan Stanley....................................   510,940   14,679,306
    Nasdaq, Inc.......................................    39,003    2,759,852
#   Navient Corp......................................   111,678    1,585,828
    Northern Trust Corp...............................    72,480    4,898,923
#   People's United Financial, Inc....................   105,079    1,592,998
    PNC Financial Services Group, Inc. (The)..........   168,858   13,956,114
    Principal Financial Group, Inc....................    91,057    4,245,988
    Progressive Corp. (The)...........................   197,137    6,408,924
    Prudential Financial, Inc.........................   149,473   11,253,822
    Regions Financial Corp............................   427,855    3,923,430
    S&P Global, Inc...................................    89,481   10,934,578
    State Street Corp.................................   133,897    8,807,745
    SunTrust Banks, Inc...............................   169,469    7,166,844
*   Synchrony Financial...............................   282,010    7,862,439
    T Rowe Price Group, Inc...........................    83,919    5,932,234
    Torchmark Corp....................................    37,984    2,350,070
    Travelers Cos., Inc. (The)........................    98,880   11,491,834
    U.S. Bancorp......................................   548,795   23,142,685
    Unum Group........................................    80,488    2,689,104
    Wells Fargo & Co.................................. 1,562,402   74,948,424
    Willis Towers Watson P.L.C........................    46,803    5,785,787
    XL Group, Ltd.....................................    96,412    3,336,819
#   Zions Bancorporation..............................    69,224    1,929,965
                                                                 ------------
Total Financials......................................            799,940,509
                                                                 ------------
Health Care -- (14.5%)
    Abbott Laboratories...............................   496,829   22,233,098
    AbbVie, Inc.......................................   546,948   36,224,366
    Aetna, Inc........................................   118,564   13,659,758
    Agilent Technologies, Inc.........................   110,784    5,329,818
*   Alexion Pharmaceuticals, Inc......................    75,758    9,742,479
*   Allergan P.L.C....................................   133,767   33,836,363
    AmerisourceBergen Corp............................    62,017    5,283,228
    Amgen, Inc........................................   254,042   43,702,845
    Anthem, Inc.......................................    88,924   11,679,278
    Baxter International, Inc.........................   186,761    8,968,263
    Becton Dickinson and Co...........................    71,761   12,629,936
*   Biogen, Inc.......................................    74,077   21,477,145
*   Boston Scientific Corp............................   458,857   11,141,048
    Bristol-Myers Squibb Co...........................   564,516   42,231,442
    Cardinal Health, Inc..............................   110,182    9,211,215
*   Celgene Corp......................................   261,950   29,388,170
*   Centene Corp......................................    57,589    4,062,904
#*  Cerner Corp.......................................   101,734    6,347,184
    Cigna Corp........................................    86,746   11,186,764
    CR Bard, Inc......................................    24,787    5,545,595
    Danaher Corp......................................   202,622   16,501,536
*   DaVita HealthCare Partners, Inc...................    55,115    4,273,617
#   DENTSPLY SIRONA, Inc..............................    79,164    5,069,662
*   Edwards Lifesciences Corp.........................    71,613    8,201,121
    Eli Lilly & Co....................................   328,494   27,228,868
*   Endo International P.L.C..........................    69,439    1,205,461

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
*   Express Scripts Holding Co........................   213,997 $ 16,278,752
    Gilead Sciences, Inc..............................   450,387   35,792,255
*   HCA Holdings, Inc.................................   101,828    7,853,994
#*  Henry Schein, Inc.................................    27,736    5,019,661
*   Hologic, Inc......................................    82,158    3,162,261
    Humana, Inc.......................................    50,400    8,696,520
#*  Illumina, Inc.....................................    49,779    8,280,737
*   Intuitive Surgical, Inc...........................    12,871    8,955,127
    Johnson & Johnson.................................   930,196  116,488,445
*   Laboratory Corp. of America Holdings..............    34,603    4,829,195
*   Mallinckrodt P.L.C................................    37,021    2,492,994
    McKesson Corp.....................................    76,096   14,805,238
    Medtronic P.L.C...................................   475,525   41,670,256
    Merck & Co., Inc..................................   936,074   54,910,101
*   Mylan NV..........................................   144,395    6,756,242
#   Patterson Cos., Inc...............................    28,128    1,388,398
    PerkinElmer, Inc..................................    36,941    2,102,682
#   Perrigo Co. P.L.C.................................    48,394    4,422,728
    Pfizer, Inc....................................... 2,050,973   75,660,394
    Quest Diagnostics, Inc............................    47,783    4,126,540
#*  Regeneron Pharmaceuticals, Inc....................    26,377   11,213,390
    St Jude Medical, Inc..............................    96,135    7,983,050
    Stryker Corp......................................   106,235   12,353,006
    Thermo Fisher Scientific, Inc.....................   133,075   21,137,633
    UnitedHealth Group, Inc...........................   321,537   46,044,098
    Universal Health Services, Inc. Class B...........    30,322    3,927,609
#*  Varian Medical Systems, Inc.......................    32,161    3,046,933
*   Vertex Pharmaceuticals, Inc.......................    83,647    8,113,759
*   Waters Corp.......................................    27,342    4,345,464
#   Zimmer Biomet Holdings, Inc.......................    67,377    8,835,820
    Zoetis, Inc.......................................   154,378    7,791,458
                                                                 ------------
Total Health Care.....................................            964,845,904
                                                                 ------------
Industrials -- (9.4%)
    3M Co.............................................   205,107   36,582,885
#   Acuity Brands, Inc................................    14,804    3,885,014
    Alaska Air Group, Inc.............................    41,743    2,805,964
    Allegion P.L.C....................................    32,362    2,342,685
#   American Airlines Group, Inc......................   195,523    6,941,066
    AMETEK, Inc.......................................    78,829    3,707,328
#   Boeing Co. (The)..................................   202,495   27,065,482
#   Caterpillar, Inc..................................   197,449   16,340,879
    CH Robinson Worldwide, Inc........................    48,352    3,366,266
#   Cintas Corp.......................................    29,354    3,148,804
    CSX Corp..........................................   323,249    9,157,644
    Cummins, Inc......................................    53,571    6,576,912
#   Deere & Co........................................   100,960    7,845,602
    Delta Air Lines, Inc..............................   260,932   10,111,115
    Dover Corp........................................    52,401    3,743,003
    Dun & Bradstreet Corp. (The)......................    12,252    1,583,571
    Eaton Corp. P.L.C.................................   154,884    9,821,194
    Emerson Electric Co...............................   217,564   12,161,828
    Equifax, Inc......................................    40,229    5,328,733

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
    Expeditors International of Washington, Inc.......    61,660 $  3,047,854
#   Fastenal Co.......................................    97,596    4,172,229
    FedEx Corp........................................    84,420   13,667,598
#   Flowserve Corp....................................    44,131    2,111,668
    Fluor Corp........................................    47,155    2,523,736
*   Fortive Corp......................................   101,259    4,881,696
#   Fortune Brands Home & Security, Inc...............    51,946    3,286,623
    General Dynamics Corp.............................    97,160   14,271,832
    General Electric Co............................... 3,109,730   96,836,992
    Honeywell International, Inc......................   257,727   29,981,382
    Illinois Tool Works, Inc..........................   109,377   12,622,106
    Ingersoll-Rand P.L.C..............................    87,043    5,767,469
*   Jacobs Engineering Group, Inc.....................    41,254    2,207,914
    JB Hunt Transport Services, Inc...................    30,141    2,505,621
    Kansas City Southern..............................    36,573    3,515,031
    L-3 Communications Holdings, Inc..................    25,992    3,941,167
    Lockheed Martin Corp..............................    88,544   22,377,725
    Masco Corp........................................   112,386    4,099,841
    Nielsen Holdings P.L.C............................   122,003    6,571,082
    Norfolk Southern Corp.............................   100,011    8,978,988
    Northrop Grumman Corp.............................    61,024   13,219,629
#   PACCAR, Inc.......................................   118,500    6,987,945
    Parker-Hannifin Corp..............................    45,521    5,198,043
#   Pentair P.L.C.....................................    61,039    3,895,509
    Pitney Bowes, Inc.................................    64,064    1,237,076
#*  Quanta Services, Inc..............................    51,241    1,311,770
    Raytheon Co.......................................   100,431   14,013,137
    Republic Services, Inc............................    80,165    4,109,258
    Robert Half International, Inc....................    44,403    1,622,486
#   Rockwell Automation, Inc..........................    44,028    5,036,803
#   Rockwell Collins, Inc.............................    43,971    3,720,826
#   Roper Technologies, Inc...........................    34,213    5,828,527
    Ryder System, Inc.................................    18,152    1,196,217
    Snap-on, Inc......................................    19,693    3,095,149
    Southwest Airlines Co.............................   215,987    7,993,679
    Stanley Black & Decker, Inc.......................    50,752    6,176,518
#*  Stericycle, Inc...................................    28,758    2,595,985
    Textron, Inc......................................    91,048    3,550,872
#*  TransDigm Group, Inc..............................    17,904    5,004,526
    Tyco International P.L.C..........................   143,865    6,555,928
    Union Pacific Corp................................   284,416   26,464,909
*   United Continental Holdings, Inc..................   113,475    5,320,843
    United Parcel Service, Inc. Class B...............   233,492   25,240,485
*   United Rentals, Inc...............................    29,963    2,387,152
    United Technologies Corp..........................   263,196   28,333,049
*   Verisk Analytics, Inc.............................    52,275    4,458,012
    Waste Management, Inc.............................   139,721    9,238,353
#   WW Grainger, Inc..................................    19,061    4,171,500
    Xylem, Inc........................................    60,589    2,896,760
                                                                 ------------
Total Industrials.....................................            630,745,475
                                                                 ------------
Information Technology -- (19.7%)
    Accenture P.L.C. Class A..........................   210,950   23,797,269

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Activision Blizzard, Inc..........................   172,258 $  6,917,881
*   Adobe Systems, Inc................................   169,158   16,553,802
#*  Akamai Technologies, Inc..........................    59,470    3,005,019
*   Alliance Data Systems Corp........................    19,912    4,612,017
*   Alphabet, Inc. Class A............................    99,313   78,590,349
*   Alphabet, Inc. Class C............................    99,882   76,788,283
#   Amphenol Corp. Class A............................   104,109    6,196,568
    Analog Devices, Inc...............................   103,919    6,633,150
    Apple, Inc........................................ 1,852,322  193,030,476
    Applied Materials, Inc............................   368,320    9,683,133
#*  Autodesk, Inc.....................................    75,883    4,511,244
    Automatic Data Processing, Inc....................   154,050   13,702,748
    Broadcom, Ltd.....................................   125,437   20,318,285
    CA, Inc...........................................   100,219    3,472,588
    Cisco Systems, Inc................................ 1,700,917   51,928,996
*   Citrix Systems, Inc...............................    52,406    4,670,947
*   Cognizant Technology Solutions Corp. Class A......   204,889   11,779,069
    Corning, Inc......................................   363,655    8,080,414
    CSRA, Inc.........................................    46,295    1,246,261
*   eBay, Inc.........................................   357,447   11,138,049
*   Electronic Arts, Inc..............................   101,997    7,784,411
    EMC Corp..........................................   660,520   18,679,506
#*  F5 Networks, Inc..................................    22,685    2,799,783
*   Facebook, Inc. Class A............................   781,812   96,897,779
    Fidelity National Information Services, Inc.......    93,837    7,462,857
#*  First Solar, Inc..................................    25,882    1,208,172
*   Fiserv, Inc.......................................    75,186    8,297,527
    FLIR Systems, Inc.................................    46,535    1,516,110
    Global Payments, Inc..............................    52,019    3,883,739
#   Harris Corp.......................................    42,119    3,648,348
#   Hewlett Packard Enterprise Co.....................   561,949   11,812,168
    HP, Inc...........................................   578,483    8,104,547
    Intel Corp........................................ 1,596,857   55,666,435
    International Business Machines Corp..............   298,663   47,971,251
    Intuit, Inc.......................................    86,529    9,603,854
    Juniper Networks, Inc.............................   119,632    2,714,450
    KLA-Tencor Corp...................................    52,656    3,986,586
    Lam Research Corp.................................    53,934    4,841,655
    Linear Technology Corp............................    80,761    4,844,852
    MasterCard, Inc. Class A..........................   328,299   31,267,197
#   Microchip Technology, Inc.........................    72,559    4,037,183
*   Micron Technology, Inc............................   350,435    4,814,977
    Microsoft Corp.................................... 2,658,204  150,667,003
    Motorola Solutions, Inc...........................    53,656    3,722,653
#   NetApp, Inc.......................................    97,907    2,579,849
#   NVIDIA Corp.......................................   171,556    9,795,848
    Oracle Corp....................................... 1,052,532   43,195,913
#   Paychex, Inc......................................   108,378    6,424,648
*   PayPal Holdings, Inc..............................   372,987   13,890,036
*   Qorvo, Inc........................................    43,192    2,731,030
    QUALCOMM, Inc.....................................   496,749   31,086,552
*   Red Hat, Inc......................................    61,306    4,615,729
*   salesforce.com, Inc...............................   215,366   17,616,939

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE+
                                                       ------- --------------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.......................... 101,091 $    3,237,945
#   Skyworks Solutions, Inc...........................  64,274      4,243,369
    Symantec Corp..................................... 206,870      4,226,354
    TE Connectivity, Ltd.............................. 120,936      7,290,022
#*  Teradata Corp.....................................  43,841      1,244,208
    Texas Instruments, Inc............................ 339,603     23,687,309
    Total System Services, Inc........................  57,210      2,913,133
#*  VeriSign, Inc.....................................  32,330      2,800,101
#   Visa, Inc. Class A................................ 644,150     50,275,907
#   Western Digital Corp..............................  95,114      4,518,866
#   Western Union Co. (The)........................... 166,339      3,326,780
    Xerox Corp........................................ 322,499      3,321,740
    Xilinx, Inc.......................................  85,713      4,378,220
*   Yahoo!, Inc....................................... 295,539     11,286,634
                                                               --------------
Total Information Technology..........................          1,311,576,723
                                                               --------------
Materials -- (2.8%)
    Air Products & Chemicals, Inc.....................  65,766      9,826,756
    Albemarle Corp....................................  38,021      3,200,228
#   Alcoa, Inc........................................ 444,421      4,719,751
    Avery Dennison Corp...............................  30,092      2,343,866
#   Ball Corp.........................................  58,767      4,153,064
#   CF Industries Holdings, Inc.......................  78,925      1,947,869
    Dow Chemical Co. (The)............................ 379,711     20,379,089
    Eastman Chemical Co...............................  50,201      3,274,611
    Ecolab, Inc.......................................  89,269     10,567,664
    EI du Pont de Nemours & Co........................ 295,399     20,432,749
#   FMC Corp..........................................  45,294      2,153,277
    Freeport-McMoRan, Inc............................. 423,265      5,485,514
#   International Flavors & Fragrances, Inc...........  26,918      3,586,823
    International Paper Co............................ 139,018      6,368,415
    LyondellBasell Industries NV Class A.............. 115,446      8,688,466
    Martin Marietta Materials, Inc....................  21,461      4,349,072
    Monsanto Co....................................... 147,730     15,773,132
#   Mosaic Co. (The).................................. 118,476      3,198,852
    Newmont Mining Corp............................... 179,411      7,894,084
    Nucor Corp........................................ 107,492      5,765,871
*   Owens-Illinois, Inc...............................  54,508      1,024,205
    PPG Industries, Inc...............................  89,976      9,421,387
    Praxair, Inc......................................  96,469     11,242,497
    Sealed Air Corp...................................  66,768      3,150,114
    Sherwin-Williams Co. (The)........................  26,587      7,968,921
    Vulcan Materials Co...............................  45,023      5,581,952
    WestRock Co.......................................  85,554      3,671,122
                                                               --------------
Total Materials.......................................            186,169,351
                                                               --------------
Real Estate Investment Trusts -- (3.0%)
    American Tower Corp............................... 143,575     16,621,678
    Apartment Investment & Management Co. Class A.....  53,041      2,438,295
    AvalonBay Communities, Inc........................  46,385      8,611,375
    Boston Properties, Inc............................  51,947      7,383,227
    Crown Castle International Corp................... 113,930     11,054,628

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Digital Realty Trust, Inc.........................    49,626 $  5,183,932
    Equinix, Inc......................................    23,479    8,754,615
    Equity Residential................................   123,603    8,403,768
    Essex Property Trust, Inc.........................    22,114    5,172,022
#   Extra Space Storage, Inc..........................    42,294    3,638,130
    Federal Realty Investment Trust...................    23,950    4,064,315
    General Growth Properties, Inc....................   197,082    6,296,770
    HCP, Inc..........................................   157,909    6,194,770
#   Host Hotels & Resorts, Inc........................   252,472    4,478,853
    Iron Mountain, Inc................................    80,949    3,335,908
#   Kimco Realty Corp.................................   141,791    4,551,491
    Macerich Co. (The)................................    42,629    3,804,212
    Prologis, Inc.....................................   177,665    9,680,966
    Public Storage....................................    49,838   11,907,295
#   Realty Income Corp................................    87,105    6,225,394
    Simon Property Group, Inc.........................   104,634   23,756,103
#   SL Green Realty Corp..............................    33,851    3,988,325
#   UDR, Inc..........................................    90,474    3,368,347
#   Ventas, Inc.......................................   114,347    8,708,667
    Vornado Realty Trust..............................    59,992    6,443,141
    Welltower, Inc....................................   120,726    9,577,194
#   Weyerhaeuser Co...................................   252,641    8,266,414
                                                                 ------------
Total Real Estate Investment Trusts...................            201,909,835
                                                                 ------------
Telecommunication Services -- (2.7%)
    AT&T, Inc......................................... 2,081,798   90,121,035
#   CenturyLink, Inc..................................   184,601    5,803,855
#   Frontier Communications Corp......................   397,023    2,064,520
*   Level 3 Communications, Inc.......................    98,006    4,959,104
    Verizon Communications, Inc....................... 1,378,494   76,382,352
                                                                 ------------
Total Telecommunication Services......................            179,330,866
                                                                 ------------
Utilities -- (3.3%)
    AES Corp..........................................   223,191    2,756,409
    Alliant Energy Corp...............................    76,883    3,094,541
    Ameren Corp.......................................    81,975    4,298,769
    American Electric Power Co., Inc..................   166,149   11,514,126
#   American Water Works Co., Inc.....................    60,060    4,959,755
#   CenterPoint Energy, Inc...........................   145,843    3,488,565
    CMS Energy Corp...................................    94,310    4,260,926
#   Consolidated Edison, Inc..........................   102,859    8,236,949
#   Dominion Resources, Inc...........................   208,389   16,258,510
    DTE Energy Co.....................................    60,662    5,915,758
    Duke Energy Corp..................................   232,969   19,939,817
    Edison International..............................   110,181    8,525,806
    Entergy Corp......................................    60,404    4,916,281
    Eversource Energy.................................   107,250    6,273,052
    Exelon Corp.......................................   311,729   11,621,257
    FirstEnergy Corp..................................   143,549    5,012,731
    NextEra Energy, Inc...............................   156,049   20,019,526
    NiSource, Inc.....................................   108,901    2,794,400
#   NRG Energy, Inc...................................   106,699    1,476,714

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- --------------
Utilities -- (Continued)
      PG&E Corp.....................................    167,748 $   10,725,807
      Pinnacle West Capital Corp....................     37,641      2,968,746
      PPL Corp......................................    228,925      8,632,762
      Public Service Enterprise Group, Inc..........    171,092      7,871,943
#     SCANA Corp....................................     48,260      3,616,604
      Sempra Energy.................................     80,155      8,967,741
      Southern Co. (The)............................    317,394     16,980,579
#     WEC Energy Group, Inc.........................    106,739      6,928,428
      Xcel Energy, Inc..............................    171,776      7,554,708
                                                                --------------
Total Utilities.....................................               219,611,210
                                                                --------------
TOTAL COMMON STOCKS.................................             6,369,695,900
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             6,369,695,900
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional
        Liquid Reserves, 0.457%.....................  8,302,992      8,302,992
                                                                --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund................ 25,128,574    290,737,603
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,473,794,958)^^...........................            $6,668,736,495
                                                                ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                           -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary. $  788,669,618           --   --    $  788,669,618
   Consumer Staples.......    644,130,237           --   --       644,130,237
   Energy.................    442,766,172           --   --       442,766,172
   Financials.............    799,940,509           --   --       799,940,509
   Health Care............    964,845,904           --   --       964,845,904
   Industrials............    630,745,475           --   --       630,745,475
   Information Technology.  1,311,576,723           --   --     1,311,576,723
   Materials..............    186,169,351           --   --       186,169,351
   Real Estate
     Investment Trusts....    201,909,835           --   --       201,909,835
   Telecommunication
     Services.............    179,330,866           --   --       179,330,866
   Utilities..............    219,611,210           --   --       219,611,210
Temporary Cash
Investments...............      8,302,992           --   --         8,302,992
Securities Lending
Collateral................             -- $290,737,603   --       290,737,603
Futures Contracts**.......         93,632           --   --            93,632
                           -------------- ------------   --    --------------
TOTAL..................... $6,378,092,524 $290,737,603   --    $6,668,830,127
                           ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company.................................... $154,794,815
                                                                ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $93,098,369)^^..................................... $154,794,815
                                                                ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................... $3,079,904,026
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,013,428,010)^^.................................. $3,079,904,026
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                                 -----------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................... $56,269,268
                                                                 -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $25,488,450)^^..................................... $56,269,268
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................... $6,547,074,242
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,843,454,112)^^.................................. $6,547,074,242
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of The DFA
   Investment Trust Company.................................... $101,740,864
                                                                ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $106,746,073)^^.................................... $101,740,864
                                                                ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................... $1,977,107,887
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,063,105,455)^^.................................. $1,977,107,887
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of
   The DFA Investment Trust Company............................ $194,115,222
                                                                ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $196,304,088)^^.................................... $194,115,222
                                                                ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................ $1,534,781,731
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $869,832,593)^^.................................... $1,534,781,731
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                                 -----------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................... $81,813,646
                                                                 -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $16,164,440)^^..................................... $81,813,646
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
AGENCY OBLIGATIONS -- (10.7%)
Federal Home Loan Bank
    0.625%, 10/26/17........................................ $1,500 $1,498,611
    5.000%, 11/17/17........................................  1,800  1,899,799
    1.250%, 06/08/18........................................  3,000  3,024,642
Federal Home Loan Mortgage Corporation
    0.750%, 01/12/18........................................    500    500,228
Federal National Mortgage Association
    0.875%, 10/26/17........................................  1,800  1,804,039
    0.875%, 12/20/17........................................    297    297,698
                                                                    ----------
TOTAL AGENCY OBLIGATIONS....................................         9,025,017
                                                                    ----------
BONDS -- (86.8%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17........................................  1,800  1,803,690
Apple, Inc.
    1.300%, 02/23/18........................................    500    503,368
    1.000%, 05/03/18........................................    400    400,761
Bank Nederlandse Gemeenten NV
##  1.000%, 02/12/18........................................  1,000  1,000,843
    1.375%, 03/19/18........................................    500    503,300
##  1.125%, 05/25/18........................................    500    501,492
Bank of Montreal
    1.400%, 09/11/17........................................  1,100  1,103,630
    1.400%, 04/10/18........................................  1,000  1,003,393
Bank of Nova Scotia (The)
    1.250%, 04/11/17........................................  1,000  1,001,400
    1.300%, 07/21/17........................................    800    801,392
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18........................................  1,250  1,260,042
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17........................................    970    975,637
Caisse des Depots et Consignations
    1.000%, 03/13/17........................................    600    600,222
Chevron Corp.
    1.344%, 11/09/17........................................  2,550  2,560,218
Cisco Systems, Inc.
    1.400%, 02/28/18........................................  2,181  2,197,903
Coca-Cola Co. (The)
    0.875%, 10/27/17........................................  1,100  1,099,816
Commonwealth Bank of Australia
    1.125%, 03/13/17........................................    900    900,851
    1.900%, 09/18/17........................................  1,000  1,008,432
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
    1.700%, 03/19/18........................................    400    402,704
Council Of Europe Development Bank
    1.000%, 03/07/18........................................    500    500,862
DBS Bank, Ltd.
    2.350%, 02/28/17........................................    300    302,078

                                                                FACE
                                                               AMOUNT
                                                               (000)    VALUE+
                                                               ------ ----------
Development Bank of Japan, Inc.
     5.125%, 02/01/17......................................... $  500 $  510,045
     1.500%, 03/13/17.........................................    500    501,030
Erste Abwicklungsanstalt
     1.000%, 02/27/17.........................................  2,400  2,400,322
European Investment Bank
     1.125%, 09/15/17.........................................  1,200  1,204,274
     1.000%, 03/15/18.........................................    500    500,834
Export Development Canada
     0.750%, 12/15/17.........................................    500    500,159
Exxon Mobil Corp.
     1.439%, 03/01/18.........................................  1,500  1,510,194
     1.305%, 03/06/18.........................................    465    467,747
FMS Wertmanagement AoeR
     1.125%, 09/05/17.........................................  1,300  1,303,969
General Electric Co.
     5.250%, 12/06/17.........................................  1,000  1,058,315
     5.625%, 05/01/18.........................................  1,000  1,081,915
Inter-American Development Bank
     1.250%, 01/16/18.........................................  1,020  1,027,279
     0.875%, 03/15/18.........................................    500    501,049
International Business Machines Corp.
     5.700%, 09/14/17.........................................  2,213  2,331,376
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.........................................  1,609  1,613,024
KFW
     2.375%, 12/22/17.........................................    700    714,937
     4.375%, 03/15/18.........................................    750    792,506
Kommunalbanken A.S.
     1.000%, 03/15/18.........................................    500    500,434
     1.125%, 05/23/18.........................................    500    501,376
Kommunekredit
     1.125%, 01/16/18.........................................  1,000  1,003,100
Kommuninvest I Sverige AB
     1.000%, 10/24/17.........................................  1,034  1,035,267
     1.000%, 01/29/18.........................................  1,500  1,501,630
Landeskreditbank Baden-Wuerttemberg Foerderbank
     1.000%, 04/23/18.........................................  1,150  1,150,946
Municipality Finance P.L.C.
     1.125%, 04/17/18.........................................    500    501,247
National Australia Bank, Ltd.
     2.750%, 03/09/17.........................................  1,350  1,364,190
     1.300%, 06/30/17.........................................    400    400,377
Nestle Holdings, Inc.
     1.375%, 06/21/17.........................................    672    674,285
Nordea Bank AB
     3.125%, 03/20/17.........................................  2,270  2,299,372
Nordic Investment Bank
     1.125%, 03/19/18.........................................  1,000  1,004,670

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                          -------- -----------
Ontario, Province of Canada
    1.100%, 10/25/17..................................... $  2,550 $ 2,556,599
Pfizer, Inc.
    1.200%, 06/01/18.....................................    2,322   2,331,002
Royal Bank of Canada
#   1.400%, 10/13/17.....................................      300     300,715
#   1.500%, 01/16/18.....................................    1,331   1,336,627
#   1.500%, 06/07/18.....................................      850     852,839
Shell International Finance BV
    1.125%, 08/21/17.....................................      800     801,121
    1.250%, 11/10/17.....................................    1,500   1,503,757
State of North Rhine-Westphalia
    1.250%, 02/20/18.....................................      800     802,368
Statoil ASA
    3.125%, 08/17/17.....................................      500     510,485
    1.250%, 11/09/17.....................................    1,000   1,001,735
Svensk Exportkredit AB
    1.125%, 04/05/18.....................................    1,800   1,805,967
Svenska Handelsbanken AB
    2.875%, 04/04/17.....................................      700     708,861
Toronto-Dominion Bank (The)
    1.625%, 03/13/18.....................................    1,500   1,512,144
    1.400%, 04/30/18.....................................      979     983,546
Total Capital International SA
    1.500%, 02/17/17.....................................    1,000   1,003,351
    1.550%, 06/28/17.....................................      300     301,511
Toyota Motor Credit Corp.
    1.750%, 05/22/17.....................................    1,500   1,508,577
    1.550%, 07/13/18.....................................      750     756,913
Westpac Banking Corp.
    2.000%, 08/14/17.....................................    1,026   1,036,009
    1.500%, 12/01/17.....................................    1,000   1,004,696
                                                                   -----------
TOTAL BONDS..............................................           73,006,726
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- (0.6%)
U.S. Treasury Notes
    0.750%, 12/31/17.....................................      500     500,762
                                                                   -----------
TOTAL INVESTMENT SECURITIES..............................           82,532,505
                                                                   -----------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.457%...  265,049     265,049
                                                                   -----------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@ DFA Short Term Investment Fund......................  118,714   1,373,522
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $84,002,203)^^...................................          $84,171,076
                                                                   ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    --------- ----------- ------- -----------
   Agency Obligations..............        -- $ 9,025,017   --    $ 9,025,017
   Bonds...........................        --  73,006,726   --     73,006,726
   U.S. Treasury Obligations.......        --     500,762   --        500,762
   Temporary Cash Investments......  $265,049          --   --        265,049
   Securities Lending Collateral...        --   1,373,522   --      1,373,522
                                    --------- -----------   --    -----------
   TOTAL...........................  $265,049 $83,906,027   --    $84,171,076
                                    ========= ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
  0.875%, 10/15/17....................................... $ 16,450 $ 16,501,406
  0.750%, 10/31/17.......................................    8,000    8,012,816
  0.875%, 11/15/17.......................................   19,200   19,260,749
  2.250%, 11/30/17.......................................    7,700    7,865,126
  1.000%, 12/15/17.......................................   11,400   11,457,445
  0.750%, 12/31/17.......................................   22,700   22,734,572
  0.875%, 01/15/18.......................................   15,000   15,049,215
  2.625%, 01/31/18.......................................    9,600    9,883,123
  1.000%, 03/15/18.......................................    2,000    2,011,094
  2.875%, 03/31/18.......................................    5,000    5,183,010
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................           117,958,556
                                                                   ------------
TOTAL INVESTMENT SECURITIES..............................           117,958,556
                                                                   ------------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
  State Street Institutional U.S. Government Money
   Market Fund, 0.253%...................................  101,968      101,968
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $117,651,118)^^......          $118,060,524
                                                                   ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------
                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               --------- ------------ ------- ------------
U.S. Treasury Obligations.....        -- $117,958,556   --    $117,958,556
Temporary Cash Investments....  $101,968           --   --         101,968
                               --------- ------------   --    ------------
TOTAL.........................  $101,968 $117,958,556   --    $118,060,524
                               ========= ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                     SHARES          VALUE+
                                                   -----------   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc............. 136,194,922   $2,377,963,330
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc..........  98,088,128    1,131,936,996
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.............  43,221,392      792,248,118
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................  17,779,129      320,913,282
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................   3,401,183      130,741,474
Investment in The Canadian Small Company Series
  of The DFA Investment Trust Company.............                          937
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $3,579,274,665)..............                4,753,804,137
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,579,274,665)^^......................               $4,753,804,137
                                                                 ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
Affiliated Investment
  Companies................... $4,753,804,137   --      --    $4,753,804,137
                               --------------   --      --    --------------
TOTAL......................... $4,753,804,137   --      --    $4,753,804,137
                               ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                     SHARES         VALUE+
                                                   ----------   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................. 52,835,016   $  922,499,371
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc....................................... 46,502,870      453,402,983
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.......... 38,290,977      441,877,877
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc................. 16,952,534      310,739,946
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group
  Inc............................................. 27,300,572      299,487,277
Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc....................................... 13,351,201      149,266,422
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group
  Inc............................................. 13,258,384      148,891,648
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................  7,077,988      127,757,692
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................  7,111,928       75,173,079
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................  6,116,611       74,439,157
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................  1,313,014       50,472,242
                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $2,598,533,577)..............               3,054,007,694
                                                                --------------
   TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,598,533,577)^^.....................              $3,054,007,694
                                                                ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
Affiliated Investment
  Companies................... $3,054,007,694   --      --    $3,054,007,694
                               --------------   --      --    --------------
TOTAL......................... $3,054,007,694   --      --    $3,054,007,694
                               ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc.. 19,628,068 $215,319,910 Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.. 21,535,937 214,928,651 Investment in U.S. Core Equity 2 Portfolio
  of DFA Investment Dimensions Group Inc............  5,298,709     92,515,451
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc.. 6,440,824 78,384,833 Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............  3,830,141     44,199,826
Investment in U.S. Core Equity 1 Portfolio
  of DFA Investment Dimensions Group Inc............  1,714,590     31,428,434
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.........................................  2,714,347     28,690,653
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc.. 715,776 12,919,748 Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc............    132,907      5,108,957
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $652,911,315)..................               723,496,463
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.457%      314,549
  (Cost $314,549)...................................                   314,549
                                                                  ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost
     $653,225,864)^^................................              $723,811,012
                                                                  ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                    ------------- ------- ------- ------------
Affiliated Investment Companies.... $723,496,463    --      --    $723,496,463
Temporary Cash Investments.........      314,549    --      --         314,549
                                    -------------   --      --    ------------
TOTAL                               $723,811,012    --      --    $723,811,012
                                    =============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2016, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                               ---------------------- ---------- --------- -------- ----------- ----------
U.S. Large Company Portfolio.. S&P 500 Emini Index(R)  09/16/16     141    $15,286      $94        $571
                                                                           -------      ---        ----
                                                                           $15,286      $94        $571
                                                                           =======      ===        ====

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was:

       U.S. Large Company Portfolio.................... $3,645,714,248
       U.S. Large Cap Value Portfolio II...............     93,102,571
       U.S. Large Cap Value Portfolio III..............  2,013,497,704
       LWAS/DFA U.S. High Book to Market Portfolio.....     25,490,814
       DFA International Value Portfolio...............  6,851,422,650
       DFA International Value Portfolio II............    106,882,047
       DFA International Value Portfolio III...........  2,065,011,920
       DFA International Value Portfolio IV............    196,663,304
       Tax-Managed U.S. Marketwide Value Portfolio II..    869,903,649
       Emerging Markets Portfolio II...................     16,605,391
       LWAS/DFA Two-Year Fixed Income Portfolio........     84,002,203
       LWAS/DFA Two-Year Government Portfolio..........    117,651,118
       Global Equity Portfolio.........................  3,705,367,150
       Global Allocation 60/40 Portfolio...............  2,614,872,700
       Global Allocation 25/75 Portfolio...............    659,668,835

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                       ---------- ------------
COMMON STOCKS -- (95.1%)

Consumer Discretionary -- (11.9%)
#*  AutoNation, Inc...................................    178,494 $  9,522,655
#   Best Buy Co., Inc.................................  1,711,779   57,515,774
#   BorgWarner, Inc...................................    456,489   15,146,305
#   Cable One, Inc....................................     13,134    6,880,640
#   CalAtlantic Group, Inc............................     14,193      513,929
    Carnival Corp.....................................    953,218   44,534,345
#   CBS Corp. Class A.................................      7,236      397,980
*   Charter Communications, Inc. Class A..............    917,575  215,510,840
    Comcast Corp. Class A............................. 11,245,897  756,286,573
    DR Horton, Inc....................................  2,104,491   69,195,664
#   Ford Motor Co..................................... 14,753,200  186,775,512
#   Garmin, Ltd.......................................    214,118   11,633,031
    General Motors Co.................................  5,557,312  175,277,621
    Gentex Corp.......................................     58,962    1,041,859
    Goodyear Tire & Rubber Co. (The)..................  1,439,412   41,267,942
#   Harman International Industries, Inc..............    114,458    9,458,809
    Hilton Worldwide Holdings, Inc....................    240,345    5,573,601
#*  Hyatt Hotels Corp. Class A........................     26,622    1,342,814
#   Johnson Controls, Inc.............................    567,307   26,050,737
#   Kohl's Corp.......................................  1,326,479   55,168,262
    Lear Corp.........................................     71,135    8,070,266
#   Lennar Corp. Class A..............................    916,690   42,901,092
#   Lennar Corp. Class B..............................      4,312      161,872
#*  Liberty Braves Group Class A......................     15,678      258,530
#*  Liberty Braves Group Class C......................     31,357      501,085
*   Liberty Broadband Corp. Class A...................     23,806    1,495,255
#*  Liberty Broadband Corp. Class C...................     67,880    4,297,483
*   Liberty Interactive Corp., QVC Group Class A......  2,560,010   68,633,868
#*  Liberty Media Group Class A.......................     39,197      889,772
#*  Liberty Media Group Class C.......................     78,394    1,757,593
*   Liberty SiriusXM Group Class A....................    156,789    5,605,207
*   Liberty SiriusXM Group Class C....................    313,578   11,053,625
*   Liberty Ventures Series A.........................    536,223   20,220,969
    Macy's, Inc.......................................    649,612   23,275,598
*   Madison Square Garden Co. (The) Class A...........      6,379    1,166,017
*   MGM Resorts International.........................  2,324,079   55,731,414
*   Mohawk Industries, Inc............................    283,553   59,245,564
    Newell Brands, Inc................................     85,748    4,498,340
    News Corp. Class A................................    290,667    3,769,951
#   News Corp. Class B................................     31,823      427,701
#   Penske Automotive Group, Inc......................    127,438    5,049,094
#   PulteGroup, Inc...................................  1,839,535   38,961,351
    PVH Corp..........................................    311,139   31,443,707
#   Ralph Lauren Corp.................................     62,509    6,131,508
#   Royal Caribbean Cruises, Ltd......................  1,018,709   73,795,280
#   Staples, Inc......................................  2,170,839   20,167,094
#   TEGNA, Inc........................................    558,428   12,229,573
    Time Warner, Inc..................................  3,948,043  302,617,496
#*  Toll Brothers, Inc................................    329,804    9,237,810
    Visteon Corp......................................     24,725    1,732,975

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp....................................   271,545 $   52,234,396
                                                                 --------------
Total Consumer Discretionary..........................            2,556,656,379
                                                                 --------------
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co......................... 2,699,731    121,703,873
    Bunge, Ltd........................................   785,148     51,694,144
    Constellation Brands, Inc. Class A................   276,038     45,444,136
    CVS Health Corp................................... 3,814,498    353,680,255
#*  Edgewell Personal Care Co.........................    16,859      1,426,440
    Ingredion, Inc....................................   158,658     21,139,592
#   JM Smucker Co. (The)..............................   705,906    108,822,469
    Kraft Heinz Co. (The).............................   442,655     38,240,965
#   Molson Coors Brewing Co. Class B..................   454,987     46,481,472
    Mondelez International, Inc. Class A.............. 3,952,104    173,813,534
    Pinnacle Foods, Inc...............................   489,872     24,596,473
#*  Post Holdings, Inc................................    79,228      6,866,691
    Reynolds American, Inc............................   111,055      5,559,413
#*  Seaboard Corp.....................................        13         38,090
#   Spectrum Brands Holdings, Inc.....................     2,502        322,183
#*  TreeHouse Foods, Inc..............................    29,013      2,993,851
#   Tyson Foods, Inc. Class A......................... 1,957,913    144,102,397
    Wal-Mart Stores, Inc..............................   811,445     59,211,142
    Walgreens Boots Alliance, Inc.....................    51,922      4,114,819
                                                                 --------------
Total Consumer Staples................................            1,210,251,939
                                                                 --------------
Energy -- (13.6%)
    Anadarko Petroleum Corp........................... 1,352,362     73,744,300
#   Apache Corp.......................................   798,537     41,923,192
    Baker Hughes, Inc................................. 1,153,281     55,161,430
#   California Resources Corp.........................    37,502        384,770
    Chevron Corp...................................... 5,636,970    577,676,686
    Cimarex Energy Co.................................   111,646     13,399,753
#*  Concho Resources, Inc.............................   369,097     45,841,847
    ConocoPhillips.................................... 3,250,805    132,697,860
#*  Continental Resources, Inc........................   201,161      8,861,142
    Devon Energy Corp.................................   585,554     22,415,007
    EOG Resources, Inc................................ 1,869,703    152,754,735
    Exxon Mobil Corp.................................. 8,661,008    770,396,662
*   FMC Technologies, Inc.............................   939,346     23,840,601
    Halliburton Co....................................   577,209     25,200,945
#   Helmerich & Payne, Inc............................   613,104     37,994,055
    Hess Corp......................................... 1,023,986     54,936,849
#   HollyFrontier Corp................................   644,305     16,378,233
    Kinder Morgan, Inc................................   723,757     14,713,980
    Marathon Oil Corp................................. 3,266,531     44,555,483
    Marathon Petroleum Corp........................... 2,312,389     91,085,003
#   Murphy Oil Corp...................................   307,563      8,436,453
#   National Oilwell Varco, Inc....................... 1,745,118     56,454,567
    Noble Energy, Inc.................................   232,365      8,300,078
    Occidental Petroleum Corp......................... 1,857,300    138,796,029
    Phillips 66....................................... 2,096,097    159,429,138
    Pioneer Natural Resources Co......................   294,964     47,952,297

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Range Resources Corp.............................    171,355 $    6,907,320
    Schlumberger, Ltd................................    707,205     56,944,147
*   Southwestern Energy Co...........................    672,113      9,799,408
#   Targa Resources Corp.............................    318,019     11,849,388
    Tesoro Corp......................................    668,185     50,882,288
#   Transocean, Ltd..................................  1,340,027     14,726,897
    Valero Energy Corp...............................  2,806,975    146,748,653
#*  Weatherford International P.L.C..................  2,942,972     16,716,081
                                                                 --------------
Total Energy.........................................             2,937,905,277
                                                                 --------------
Financials -- (19.0%)
    Aflac, Inc.......................................    961,862     69,523,385
*   Alleghany Corp...................................     30,744     16,709,364
    Allied World Assurance Co. Holdings AG...........    274,410     11,248,066
    Allstate Corp. (The).............................  1,286,197     87,885,841
    Ally Financial, Inc..............................  1,817,184     32,781,999
    American Financial Group, Inc....................    427,555     31,254,270
    American International Group, Inc................  2,735,967    148,946,043
    Assurant, Inc....................................    328,056     27,231,929
    Assured Guaranty, Ltd............................    203,216      5,444,157
    Axis Capital Holdings, Ltd.......................    459,271     25,526,282
    Bank of America Corp............................. 15,466,925    224,115,743
    Bank of New York Mellon Corp. (The)..............  3,341,084    131,638,710
#   BB&T Corp........................................  1,858,294     68,515,300
#   BOK Financial Corp...............................      4,796        312,843
    Capital One Financial Corp.......................  2,036,842    136,631,361
    Chubb, Ltd.......................................    222,705     27,896,028
#   Cincinnati Financial Corp........................     52,042      3,887,537
    CIT Group, Inc...................................    341,837     11,813,887
    Citigroup, Inc...................................  8,175,969    358,189,202
    Citizens Financial Group, Inc....................    146,895      3,280,165
    CME Group, Inc...................................    722,112     73,828,731
    CNA Financial Corp...............................    411,026     13,082,958
    Comerica, Inc....................................    125,755      5,689,156
*   E*TRADE Financial Corp...........................    116,129      2,912,515
    Endurance Specialty Holdings, Ltd................     31,340      2,119,524
#   Everest Re Group, Ltd............................    220,574     41,690,692
    Fifth Third Bancorp..............................  4,871,061     92,452,738
#   First American Financial Corp....................      8,092        338,327
    Goldman Sachs Group, Inc. (The)..................  1,110,642    176,381,056
    Hartford Financial Services Group, Inc. (The)....  2,313,908     92,209,234
#   Huntington Bancshares, Inc.......................  3,000,518     28,504,921
    Invesco, Ltd.....................................    187,635      5,475,189
    JPMorgan Chase & Co.............................. 11,191,892    715,945,331
#   KeyCorp..........................................  1,671,037     19,551,133
    Legg Mason, Inc..................................    516,746     17,641,708
#   Leucadia National Corp...........................    187,821      3,429,611
    Lincoln National Corp............................  1,164,852     50,869,087
    Loews Corp.......................................  1,684,881     69,636,132
#   M&T Bank Corp....................................    315,719     36,168,769
    MetLife, Inc.....................................  2,038,507     87,125,789
    Morgan Stanley...................................  3,249,559     93,359,830
    Nasdaq, Inc......................................    640,297     45,307,416

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   Navient Corp.....................................     70,982 $    1,007,944
    New York Community Bancorp, Inc..................    558,598      8,071,741
    Old Republic International Corp..................    776,363     15,045,915
#   PacWest Bancorp..................................    122,734      5,075,051
#   People's United Financial, Inc...................    293,030      4,442,335
    PNC Financial Services Group, Inc. (The).........  1,273,546    105,258,577
    Principal Financial Group, Inc...................  1,639,822     76,464,900
    Prudential Financial, Inc........................  1,096,602     82,563,165
    Regions Financial Corp...........................  5,273,107     48,354,391
    Reinsurance Group of America, Inc................    312,945     31,059,791
#   RenaissanceRe Holdings, Ltd......................     95,603     11,235,265
    State Street Corp................................    529,039     34,800,185
    SunTrust Banks, Inc..............................  1,252,716     52,977,360
*   Synchrony Financial..............................    524,514     14,623,450
    Travelers Cos., Inc. (The).......................  1,130,153    131,346,382
    Unum Group.......................................  1,162,077     38,824,993
    Validus Holdings, Ltd............................    167,263      8,267,810
    Voya Financial, Inc..............................    113,438      2,907,416
    Wells Fargo & Co.................................  4,996,417    239,678,123
#   WR Berkley Corp..................................    214,424     12,477,333
    XL Group, Ltd....................................  1,261,223     43,650,928
#   Zions Bancorporation.............................    710,094     19,797,421
                                                                 --------------
Total Financials.....................................             4,084,482,435
                                                                 --------------
Health Care -- (10.7%)
#*  Acadia Healthcare Co., Inc.......................     28,993      1,638,105
    Aetna, Inc.......................................  1,802,581    207,675,357
*   Alere, Inc.......................................      8,494        318,525
*   Allergan P.L.C...................................    496,938    125,700,467
#*  Amsurg Corp......................................     48,429      3,632,659
    Anthem, Inc......................................  1,445,532    189,856,173
#*  Bio-Rad Laboratories, Inc. Class A...............      2,125        308,316
*   Boston Scientific Corp...........................  2,401,062     58,297,785
*   Centene Corp.....................................    179,020     12,629,861
    Cigna Corp.......................................    320,341     41,311,175
    Danaher Corp.....................................    465,033     37,872,288
*   DaVita HealthCare Partners, Inc..................    374,271     29,020,973
    DENTSPLY SIRONA, Inc.............................     33,998      2,177,232
#*  Envision Healthcare Holdings, Inc................     60,466      1,486,859
*   Express Scripts Holding Co.......................  2,738,677    208,331,159
*   Hologic, Inc.....................................    407,378     15,679,979
    Humana, Inc......................................    707,042    122,000,097
*   Laboratory Corp. of America Holdings.............    378,378     52,806,434
*   Mallinckrodt P.L.C...............................    462,563     31,148,992
#*  MEDNAX, Inc......................................    105,146      7,245,611
    Medtronic P.L.C..................................  2,958,850    259,284,026
*   Mylan NV.........................................    799,559     37,411,366
#   Perrigo Co. P.L.C................................     13,380      1,222,798
    Pfizer, Inc...................................... 16,340,523    602,801,894
    Quest Diagnostics, Inc...........................    751,844     64,929,248
    STERIS P.L.C.....................................      9,297        659,622
#   Teleflex, Inc....................................     92,013     16,590,864
    Thermo Fisher Scientific, Inc....................  1,023,977    162,648,507

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
    UnitedHealth Group, Inc...........................    28,926 $    4,142,203
    Universal Health Services, Inc. Class B...........    10,422      1,349,962
#*  WellCare Health Plans, Inc........................    28,890      3,085,452
    Zimmer Biomet Holdings, Inc.......................    96,616     12,670,222
                                                                 --------------
Total Health Care.....................................            2,315,934,211
                                                                 --------------
Industrials -- (11.5%)
#*  AECOM.............................................   468,678     16,633,382
#   AGCO Corp.........................................   397,047     19,121,783
    AMERCO............................................    22,774      9,007,345
    Carlisle Cos., Inc................................    81,461      8,414,107
#   Caterpillar, Inc.................................. 1,458,164    120,677,653
    Chicago Bridge & Iron Co. NV......................   228,793      7,735,491
#*  Colfax Corp.......................................    38,985      1,144,600
    CSX Corp.......................................... 5,234,843    148,303,102
    Cummins, Inc......................................   298,701     36,671,522
    Dover Corp........................................   808,291     57,736,226
    Eaton Corp. P.L.C................................. 1,428,142     90,558,484
    FedEx Corp........................................   853,987    138,260,495
#   Fluor Corp........................................   529,146     28,319,894
*   Fortive Corp......................................   182,773      8,811,486
    General Electric Co............................... 9,970,047    310,467,264
*   Herc Holdings, Inc................................    34,578      1,222,332
*   Hertz Global Holdings, Inc........................   269,101     13,099,837
    Ingersoll-Rand P.L.C..............................   495,812     32,852,503
#*  Jacobs Engineering Group, Inc.....................   206,007     11,025,495
*   JetBlue Airways Corp.............................. 1,847,009     33,855,675
    Kansas City Southern..............................   557,375     53,569,311
    L-3 Communications Holdings, Inc..................   381,253     57,809,392
    Macquarie Infrastructure Corp.....................    14,935      1,144,768
    ManpowerGroup, Inc................................   289,357     20,081,376
    Nielsen Holdings P.L.C............................    71,330      3,841,834
    Norfolk Southern Corp............................. 1,569,304    140,892,113
    Northrop Grumman Corp.............................   511,766    110,863,869
    Orbital ATK, Inc..................................    52,588      4,581,466
    Owens Corning.....................................   656,324     34,726,103
#   PACCAR, Inc.......................................   521,622     30,760,049
#   Pentair P.L.C.....................................   929,305     59,308,245
#*  Quanta Services, Inc..............................   153,044      3,917,926
    Republic Services, Inc............................ 2,207,365    113,149,530
    Ryder System, Inc.................................   109,553      7,219,543
    Southwest Airlines Co............................. 3,733,160    138,164,252
    Stanley Black & Decker, Inc....................... 1,095,910    133,372,247
    Textron, Inc...................................... 1,288,590     50,255,010
    Union Pacific Corp................................ 3,535,495    328,977,810
*   United Continental Holdings, Inc..................   771,693     36,184,685
#*  United Rentals, Inc...............................   349,139     27,815,904
*   Waste Connections Inc.............................   475,433     35,410,250
                                                                 --------------
Total Industrials.....................................            2,485,964,359
                                                                 --------------
Information Technology -- (13.1%)
#   Activision Blizzard, Inc..........................   194,758      7,821,481

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Amdocs, Ltd......................................     87,859 $    5,127,451
*   ARRIS International P.L.C........................    112,938      3,076,431
*   Arrow Electronics, Inc...........................    593,942     39,491,204
    Avnet, Inc.......................................    749,111     30,788,462
    Brocade Communications Systems, Inc..............  1,391,533     12,941,257
    CA, Inc..........................................  2,510,454     86,987,231
    Cisco Systems, Inc............................... 16,287,948    497,271,052
#*  CommerceHub, Inc. Series A.......................     53,622        756,074
*   CommerceHub, Inc. Series C.......................    107,245      1,501,424
#   Computer Sciences Corp...........................    318,655     15,241,269
#   Corning, Inc.....................................  3,676,381     81,689,186
*   EchoStar Corp. Class A...........................      2,635        102,633
    EMC Corp.........................................  6,310,731    178,467,473
    Fidelity National Information Services, Inc......  1,453,689    115,611,886
#*  First Solar, Inc.................................    220,385     10,287,572
*   Flextronics International, Ltd...................    645,975      8,184,503
#   Hewlett Packard Enterprise Co....................  9,162,273    192,590,978
    HP, Inc..........................................  9,619,949    134,775,486
    IAC/InterActiveCorp..............................    120,638      6,992,178
    Ingram Micro, Inc. Class A.......................    715,108     24,485,298
    Intel Corp....................................... 19,583,733    682,688,932
#   Jabil Circuit, Inc...............................    403,242      8,205,975
    Juniper Networks, Inc............................    798,243     18,112,134
#   Lam Research Corp................................    874,854     78,535,644
    Marvell Technology Group, Ltd....................    398,733      4,685,113
#*  Micron Technology, Inc...........................  3,715,075     51,045,131
#   NetApp, Inc......................................    513,180     13,522,293
*   Nuance Communications, Inc.......................    113,903      1,830,421
#   NVIDIA Corp......................................  1,824,559    104,182,319
*   Qorvo, Inc.......................................    210,564     13,313,962
    QUALCOMM, Inc....................................  2,685,866    168,081,494
    SS&C Technologies Holdings, Inc..................     18,255        588,176
    Symantec Corp....................................  1,837,610     37,542,372
*   Synopsys, Inc....................................      8,433        456,731
    TE Connectivity, Ltd.............................    872,949     52,621,366
#   Teradyne, Inc....................................    168,905      3,335,874
#   Western Digital Corp.............................    610,512     29,005,425
    Xerox Corp.......................................  5,967,302     61,463,211
*   Yahoo!, Inc......................................    877,399     33,507,868
                                                                 --------------
Total Information Technology.........................             2,816,914,970
                                                                 --------------
Materials -- (4.3%)
#   Albemarle Corp...................................    235,869     19,853,094
#   Alcoa, Inc.......................................  5,542,905     58,865,651
    Ashland, Inc.....................................    369,626     41,856,448
#   Ball Corp........................................     79,907      5,647,028
#   CF Industries Holdings, Inc......................    392,811      9,694,576
    Dow Chemical Co. (The)...........................    822,454     44,141,106
    Eastman Chemical Co..............................    789,758     51,515,914
#   Freeport-McMoRan, Inc............................  7,545,698     97,792,246
*   Ingevity Corp....................................    125,857      4,816,547
#   International Paper Co...........................  2,580,530    118,214,079
#   Martin Marietta Materials, Inc...................     60,975     12,356,584

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                   SHARES        VALUE+
                                                 ----------- ---------------
Materials -- (Continued)
#            Mosaic Co. (The)...................   1,616,370 $    43,641,990
             Newmont Mining Corp................   3,239,227     142,525,988
#            Nucor Corp.........................   2,175,389     116,687,866
             Reliance Steel & Aluminum Co.......     384,693      30,175,319
#            Sonoco Products Co.................      12,855         654,705
             Steel Dynamics, Inc................     886,631      23,779,443
             Vulcan Materials Co................     563,226      69,828,760
#            Westlake Chemical Corp.............     104,427       4,776,491
             WestRock Co........................     833,645      35,771,707
                                                             ---------------
Total Materials.................................                 932,595,542
                                                             ---------------
Telecommunication Services -- (5.1%)
             AT&T, Inc..........................  20,155,917     872,549,647
#            CenturyLink, Inc...................   3,689,142     115,986,624
#            Frontier Communications Corp.......   4,301,274      22,366,625
*            Level 3 Communications, Inc........     820,563      41,520,488
#*           Sprint Corp........................   2,011,161      12,348,528
#*           T-Mobile US, Inc...................     768,418      35,608,490
#*           United States Cellular Corp........     198,819       8,042,229
                                                             ---------------
Total Telecommunication Services................               1,108,422,631
                                                             ---------------
Utilities -- (0.3%)
#*           Calpine Corp.......................   1,322,260      18,167,852
#            NRG Energy, Inc....................   1,541,737      21,337,640
#            UGI Corp...........................     511,103      23,132,522
                                                             ---------------
Total Utilities.................................                  62,638,014
                                                             ---------------
TOTAL COMMON STOCKS.............................              20,511,765,757
                                                             ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights...........................     196,076         198,998
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights...........................     196,076           9,568
TOTAL RIGHTS/WARRANTS...........................                     208,566
                                                             ---------------
TOTAL INVESTMENT SECURITIES.....................              20,511,974,323
                                                             ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid
               Reserves, 0.457%................. 224,537,961     224,537,961
                                                             ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@         DFA Short Term Investment Fund.....  71,331,617     825,306,811
                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,721,778,281)^^......................             $21,561,819,095
                                                             ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                        ----------------------------------------------------
                            LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                        --------------- ------------ ------- ---------------
Common Stocks
   Consumer
     Discretionary..... $ 2,556,656,379           --   --    $ 2,556,656,379
   Consumer Staples....   1,210,251,939           --   --      1,210,251,939
   Energy..............   2,937,905,277           --   --      2,937,905,277
   Financials..........   4,084,482,435           --   --      4,084,482,435
   Health Care.........   2,315,934,211           --   --      2,315,934,211
   Industrials.........   2,485,964,359           --   --      2,485,964,359
   Information
     Technology........   2,816,914,970           --   --      2,816,914,970
   Materials...........     932,595,542           --   --        932,595,542

     Telecommunication
     Services..........   1,108,422,631           --   --      1,108,422,631
   Utilities...........      62,638,014           --   --         62,638,014
Rights/Warrants........              -- $    208,566   --            208,566
Temporary Cash
Investments............     224,537,961           --   --        224,537,961
Securities Lending
Collateral.............              --  825,306,811   --        825,306,811
Futures Contracts**....       4,645,026           --   --          4,645,026
                        --------------- ------------   --    ---------------
TOTAL.................. $20,740,948,744 $825,515,377   --    $21,566,464,121
                        =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- ------------
COMMON STOCKS -- (92.9%)

AUSTRALIA -- (6.5%)
    Asciano, Ltd...................................... 4,216,676 $ 29,320,837
    Aurizon Holdings, Ltd............................. 3,460,824   13,695,053
#   Australia & New Zealand Banking Group, Ltd........ 4,146,039   81,571,070
    Bank of Queensland, Ltd...........................   390,802    3,143,986
#   Bendigo & Adelaide Bank, Ltd......................   849,345    6,562,875
    BHP Billiton, Ltd................................. 5,422,068   80,366,860
#   BHP Billiton, Ltd. Sponsored ADR.................. 1,503,099   44,627,009
    BlueScope Steel, Ltd..............................    27,107      174,875
    Boral, Ltd........................................ 1,650,081    8,629,222
#   Fortescue Metals Group, Ltd....................... 6,318,515   21,550,116
#   Harvey Norman Holdings, Ltd.......................   331,698    1,220,263
    Incitec Pivot, Ltd................................ 3,921,427    8,585,918
    Macquarie Group, Ltd..............................   213,984   12,115,143
    National Australia Bank, Ltd......................   317,804    6,424,766
*   Newcrest Mining, Ltd.............................. 3,280,133   63,885,675
    Orica, Ltd........................................   447,136    4,827,667
    Origin Energy, Ltd................................ 2,811,666   11,855,911
    QBE Insurance Group, Ltd.......................... 2,118,794   17,684,649
    Rio Tinto, Ltd.................................... 1,211,447   46,230,293
    Santos, Ltd....................................... 3,851,115   13,164,949
*   South32, Ltd...................................... 3,529,457    4,976,829
*   South32, Ltd. ADR.................................   354,708    2,456,353
    Star Entertainment Grp, Ltd. (The)................ 1,518,855    6,860,296
    Suncorp Group, Ltd................................ 2,348,697   23,977,216
    Tatts Group, Ltd.................................. 1,673,915    5,253,528
    Treasury Wine Estates, Ltd........................   917,461    6,739,089
    Washington H Soul Pattinson & Co., Ltd............    50,812      672,363
    Wesfarmers, Ltd...................................   947,957   31,004,025
    Woodside Petroleum, Ltd........................... 2,910,932   59,462,782
                                                                 ------------
TOTAL AUSTRALIA.......................................            617,039,618
                                                                 ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG...............................   144,232    3,822,362
    OMV AG............................................   117,337    3,134,145
*   Raiffeisen Bank International AG..................    35,846      472,980
                                                                 ------------
TOTAL AUSTRIA.........................................              7,429,487
                                                                 ------------
BELGIUM -- (1.0%)
    Ageas.............................................   554,357   18,636,762
    Colruyt SA........................................    73,576    4,104,201
*   KBC Group NV......................................   425,892   22,138,495
    Proximus SADP.....................................   323,935   10,111,906
    Solvay SA.........................................   237,568   24,660,869
#   UCB SA............................................   119,725    9,367,755
    Umicore SA........................................   187,273   10,835,547
                                                                 ------------
TOTAL BELGIUM.........................................             99,855,535
                                                                 ------------
CANADA -- (7.8%)
    AltaGas, Ltd......................................    70,000    1,783,173
    Bank of Montreal.................................. 1,645,325  105,498,239
    Barrick Gold Corp.................................   192,737    4,213,231

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.(09228F103).......................   270,671 $  2,057,100
*   BlackBerry, Ltd.(BCBHZ31)......................... 1,473,803   11,175,008
    Cameco Corp.(13321L108)...........................   557,271    5,327,511
    Cameco Corp.(2166160).............................   487,986    4,664,393
    Canadian Natural Resources, Ltd.(136385101)....... 1,406,056   42,505,073
    Canadian Natural Resources, Ltd.(2171573)......... 1,566,585   47,442,095
    Cenovus Energy, Inc............................... 1,195,673   17,098,124
    Crescent Point Energy Corp.(22576C101)............ 1,477,823   21,620,555
#   Crescent Point Energy Corp.(B67C8W8)..............   374,472    5,475,181
*   Detour Gold Corp..................................   115,774    3,027,247
    Eldorado Gold Corp.(2307873)......................   881,059    3,610,206
    Eldorado Gold Corp.(284902103)....................   109,318      447,111
    Empire Co., Ltd. Class A..........................   788,935   12,568,336
#   Enbridge Income Fund Holdings, Inc................    62,857    1,564,625
    Encana Corp....................................... 1,373,775   11,058,889
    Fairfax Financial Holdings, Ltd...................    66,650   35,733,670
    Finning International, Inc........................   641,129   10,390,449
#   First Quantum Minerals, Ltd.......................   305,354    2,640,405
#   Genworth MI Canada, Inc...........................   112,861    3,014,179
    Goldcorp, Inc.(2676302)...........................   669,719   11,966,870
    Goldcorp, Inc.(380956409).........................   883,916   15,804,418
    Hudson's Bay Co...................................    86,528    1,087,523
    Husky Energy, Inc................................. 1,181,400   13,898,291
    Imperial Oil, Ltd.(2454241).......................    80,806    2,486,100
    Imperial Oil, Ltd.(453038408).....................    29,982      920,148
    Industrial Alliance Insurance & Financial
      Services, Inc...................................   321,295   10,458,421
*   Kinross Gold Corp................................. 4,408,637   22,791,943
*   Lundin Mining Corp................................   904,499    3,782,457
    Manulife Financial Corp.(2492519)................. 3,069,538   41,847,185
    Manulife Financial Corp.(56501R106)...............   467,770    6,375,705
    Maple Leaf Foods, Inc.............................    82,521    1,878,393
    PrairieSky Royalty, Ltd...........................    58,621    1,140,857
    Silver Wheaton Corp...............................   675,409   18,823,649
    Sun Life Financial, Inc.(2566124).................   866,399   28,547,072
    Sun Life Financial, Inc.(866796105)...............   180,466    5,951,769
    Suncor Energy, Inc.(B3NB1P2)...................... 3,911,426  105,271,341
#   Suncor Energy, Inc.(867224107)....................   985,458   26,518,675
    Tahoe Resources, Inc..............................    28,464      441,899
    Teck Resources, Ltd. Class B(2879327)............. 1,123,435   17,905,781
    Teck Resources, Ltd. Class B(878742204)...........   311,580    4,963,469
*   Tourmaline Oil Corp...............................   812,584   20,817,933
*   Turquoise Hill Resources, Ltd.(900435108).........   127,382      453,480
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 1,251,725    4,457,949
    West Fraser Timber Co., Ltd.......................    11,349      389,933
    WSP Global, Inc...................................   148,118    4,440,193
    Yamana Gold, Inc.................................. 2,196,371   12,566,073
                                                                 ------------
TOTAL CANADA..........................................            738,902,327
                                                                 ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A..................     7,706   10,075,480
    AP Moeller - Maersk A.S. Class B..................    19,275   26,185,249
    Carlsberg A.S. Class B............................   195,412   19,406,971
    Danske Bank A.S...................................   805,353   21,901,650

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
DENMARK -- (Continued)
    DSV A.S...........................................   306,358 $ 13,641,661
#*  H Lundbeck A.S....................................    93,064    3,783,013
    ISS A.S...........................................   216,989    8,369,568
    Novozymes A.S. Class B............................    47,990    2,355,316
    Tryg A.S..........................................    12,675      236,278
    Vestas Wind Systems A.S...........................   766,236   53,568,184
                                                                 ------------
TOTAL DENMARK.........................................            159,523,370
                                                                 ------------
FINLAND -- (0.7%)
    Fortum Oyj........................................   675,092   11,214,663
    Neste Oyj.........................................   218,605    8,295,948
    Stora Enso Oyj Class R............................ 1,827,123   16,598,466
    Stora Enso Oyj Sponsored ADR......................    91,500      825,330
    UPM-Kymmene Oyj................................... 1,205,844   24,867,505
#   UPM-Kymmene Oyj Sponsored ADR.....................    69,300    1,428,134
                                                                 ------------
TOTAL FINLAND.........................................             63,230,046
                                                                 ------------
FRANCE -- (8.3%)
    AXA SA............................................ 1,878,981   38,241,679
    AXA SA Sponsored ADR..............................     9,929      201,559
    BNP Paribas SA.................................... 1,037,040   51,441,626
    Bollore SA........................................ 1,500,814    5,433,959
    Bouygues SA.......................................   709,374   21,013,700
#   Casino Guichard Perrachon SA......................   178,667    9,683,500
    Cie de Saint-Gobain............................... 1,789,605   75,972,699
    Cie Generale des Etablissements Michelin..........   334,818   34,221,004
    CNP Assurances....................................   431,433    6,591,577
    Credit Agricole SA................................   588,029    5,208,943
#   Electricite de France SA..........................   538,044    7,042,554
    Engie SA.......................................... 3,727,183   61,347,794
    Natixis SA........................................ 2,277,633    9,391,881
    Orange SA......................................... 4,783,728   73,416,074
*   Peugeot SA........................................ 1,856,241   28,036,504
    Renault SA........................................   637,211   55,713,976
    SCOR SE...........................................   349,012   10,195,916
    Societe Generale SA............................... 1,935,625   65,992,656
    STMicroelectronics NV............................. 1,809,335   13,230,548
    Total SA.......................................... 4,088,645  196,638,576
    Vivendi SA........................................   909,282   17,854,387
                                                                 ------------
TOTAL FRANCE..........................................            786,871,112
                                                                 ------------
GERMANY -- (6.9%)
    Allianz SE........................................   730,758  104,706,433
    Allianz SE Sponsored ADR.......................... 2,811,910   40,154,075
    Bayerische Motoren Werke AG.......................   972,382   83,784,395
    Commerzbank AG.................................... 1,443,145    9,526,003
    Daimler AG........................................ 2,326,914  158,193,091
*   Deutsche Bank AG(5750355).........................   855,448   11,504,331
#*  Deutsche Bank AG(D18190898).......................   771,660   10,371,110
#   Deutsche Lufthansa AG.............................   970,178   11,532,190
    E.ON SE........................................... 8,429,532   90,405,617

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
GERMANY -- (Continued)
    Fraport AG Frankfurt Airport Services Worldwide...    106,349 $  5,816,333
    Hannover Rueck SE.................................     34,383    3,516,845
    HeidelbergCement AG...............................    366,716   31,064,807
#   K+S AG............................................    148,481    3,103,552
    Linde AG..........................................      8,673    1,246,438
    Metro AG..........................................    427,942   13,768,328
    Muenchener Rueckversicherungs-Gesellschaft AG.....    131,080   21,860,318
    Osram Licht AG....................................      4,587      238,649
*   RWE AG............................................  1,485,140   26,416,381
*   Talanx AG.........................................    172,028    5,174,028
    Telefonica Deutschland Holding AG.................  1,391,339    5,680,886
    Volkswagen AG.....................................     86,008   12,718,285
                                                                  ------------
TOTAL GERMANY.........................................             650,782,095
                                                                  ------------
HONG KONG -- (2.7%)
#   Bank of East Asia, Ltd. (The).....................    799,198    3,308,475
    Cathay Pacific Airways, Ltd.......................  4,603,000    7,485,897
    CK Hutchison Holdings, Ltd........................  3,787,484   44,392,831
    FIH Mobile, Ltd...................................  3,246,000    1,106,212
    Great Eagle Holdings, Ltd.........................     15,363       69,477
    Guoco Group, Ltd..................................      6,000       68,308
    Hang Lung Group, Ltd..............................  1,919,000    6,218,207
    Hang Lung Properties, Ltd.........................  4,582,000    9,930,035
    Henderson Land Development Co., Ltd...............     71,042      424,064
    Hongkong & Shanghai Hotels, Ltd. (The)............    544,631      582,983
    Hopewell Holdings, Ltd............................    938,669    3,109,144
    Kerry Properties, Ltd.............................  2,239,500    6,141,624
#   MTR Corp., Ltd....................................    948,959    5,374,471
    New World Development Co., Ltd.................... 24,926,156   29,048,822
    NWS Holdings, Ltd.................................  2,036,968    3,340,310
    Orient Overseas International, Ltd................     88,500      314,189
    Shangri-La Asia, Ltd..............................  4,380,000    4,712,548
    Sino Land Co., Ltd................................  6,162,178   11,025,707
    Sun Hung Kai Properties, Ltd......................  3,532,920   50,691,925
    Swire Pacific, Ltd. Class A.......................  2,098,000   25,142,143
    Swire Pacific, Ltd. Class B.......................  1,097,500    2,282,585
    Wharf Holdings, Ltd. (The)........................  3,372,990   23,310,692
    Wheelock & Co., Ltd...............................  3,599,000   19,299,276
    Yue Yuen Industrial Holdings, Ltd.................    160,000      650,159
                                                                  ------------
TOTAL HONG KONG.......................................             258,030,084
                                                                  ------------
IRELAND -- (0.3%)
*   Bank of Ireland................................... 33,479,054    6,922,118
    CRH P.L.C.........................................    319,932    9,762,786
    CRH P.L.C. Sponsored ADR..........................    270,083    8,307,753
                                                                  ------------
TOTAL IRELAND.........................................              24,992,657
                                                                  ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd................................     29,237    1,286,591
    Bank Hapoalim BM..................................  3,220,797   16,418,442
*   Bank Leumi Le-Israel BM...........................  3,064,622   11,042,892
    Israel Chemicals, Ltd.............................     89,453      360,275

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
ISRAEL -- (Continued)
    Mizrahi Tefahot Bank, Ltd.........................    365,367 $ 4,438,251
                                                                  -----------
TOTAL ISRAEL..........................................             33,546,451
                                                                  -----------
ITALY -- (0.9%)
    Eni SpA...........................................  1,825,255  27,999,452
    Intesa Sanpaolo SpA...............................  4,931,262  10,881,608
    Mediobanca SpA....................................  1,050,956   7,368,123
*   Telecom Italia SpA Sponsored ADR..................  1,847,002  15,681,047
#   UniCredit SpA..................................... 11,297,891  27,716,876
                                                                  -----------
TOTAL ITALY...........................................             89,647,106
                                                                  -----------
JAPAN -- (20.2%)
    Aeon Co., Ltd.....................................  2,442,200  35,092,402
    Aisin Seiki Co., Ltd..............................    472,800  21,605,343
    Amada Holdings Co., Ltd...........................    542,100   5,907,918
    Aoyama Trading Co., Ltd...........................     41,900   1,542,970
    Asahi Glass Co., Ltd..............................  3,076,000  17,670,853
    Asahi Kasei Corp..................................  4,472,000  33,801,685
    Bank of Kyoto, Ltd. (The).........................    568,400   3,826,243
    Brother Industries, Ltd...........................    719,400   8,175,295
    Canon Marketing Japan, Inc........................    131,800   2,264,955
    Chiba Bank, Ltd. (The)............................    768,000   3,670,989
    Chugoku Bank, Ltd. (The)..........................    256,900   2,893,854
    Citizen Holdings Co., Ltd.........................    689,600   3,693,819
    Coca-Cola East Japan Co., Ltd.....................    123,400   2,381,332
    Coca-Cola West Co., Ltd...........................    159,107   4,396,335
#   COMSYS Holdings Corp..............................     31,300     520,614
*   Concordia Financial Group, Ltd....................  2,373,100  10,087,187
    Dai Nippon Printing Co., Ltd......................    871,000   9,724,350
    Dai-ichi Life Insurance Co., Ltd. (The)...........  1,614,800  20,864,034
    Daido Steel Co., Ltd..............................     13,000      52,757
#   Daihatsu Motor Co., Ltd...........................    581,500   8,733,414
    Daiwa Securities Group, Inc.......................  1,371,000   7,694,574
    Denka Co., Ltd....................................    992,000   4,301,873
    Denso Corp........................................    179,600   6,954,045
    DIC Corp..........................................    174,000   4,105,659
    Ebara Corp........................................    724,000   3,937,401
    Fuji Electric Co., Ltd............................    221,000     975,412
    Fuji Media Holdings, Inc..........................     42,100     501,978
    FUJIFILM Holdings Corp............................    592,600  21,261,561
    Fujitsu, Ltd......................................  3,805,000  15,796,392
    Fukuoka Financial Group, Inc......................  1,044,000   3,988,736
    Furukawa Electric Co., Ltd........................    429,680   1,121,901
    Glory, Ltd........................................    185,800   5,156,063
    Gunma Bank, Ltd. (The)............................    650,397   2,622,284
    H2O Retailing Corp................................    198,900   2,612,191
    Hachijuni Bank, Ltd. (The)........................    565,531   2,645,703
    Hankyu Hanshin Holdings, Inc......................    359,800  13,385,750
    Heiwa Corp........................................      6,300     129,433
    Hiroshima Bank, Ltd. (The)........................    640,000   2,317,592
    Hitachi Capital Corp..............................     58,400   1,066,495
    Hitachi Chemical Co., Ltd.........................    320,500   6,685,187

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
    Hitachi Construction Machinery Co., Ltd...........    425,500 $ 6,920,045
    Hitachi High-Technologies Corp....................    101,600   3,456,655
    Hitachi Metals, Ltd...............................    334,100   3,714,448
    Hitachi Transport System, Ltd.....................    105,000   2,046,847
    Hitachi, Ltd...................................... 10,760,000  49,163,763
    Hokuhoku Financial Group, Inc.....................  1,919,000   2,462,796
    Honda Motor Co., Ltd..............................  3,689,000  99,926,918
#   House Foods Group, Inc............................     65,300   1,599,519
    Ibiden Co., Ltd...................................    459,900   5,870,992
#   Idemitsu Kosan Co., Ltd...........................    115,596   2,263,195
#   IHI Corp..........................................  1,136,000   3,160,907
    Iida Group Holdings Co., Ltd......................    191,500   3,791,285
    Inpex Corp........................................  2,118,600  16,842,487
    Isetan Mitsukoshi Holdings, Ltd...................    354,700   3,485,283
    Isuzu Motors, Ltd.................................    112,300   1,453,738
    ITOCHU Corp.......................................  3,425,500  38,837,810
    Iyo Bank, Ltd. (The)..............................    400,900   2,583,790
    J Front Retailing Co., Ltd........................    832,300   9,604,138
    JFE Holdings, Inc.................................  1,698,700  22,139,037
    JGC Corp..........................................    130,200   1,906,084
    Joyo Bank, Ltd. (The).............................  1,006,000   3,931,034
    JSR Corp..........................................    315,300   4,306,686
    JTEKT Corp........................................    225,600   3,151,171
    JX Holdings, Inc..................................  3,251,033  12,317,744
#   K's Holdings Corp.................................    142,600   2,635,800
    Kamigumi Co., Ltd.................................    398,000   3,581,726
    Kaneka Corp.......................................  1,045,542   7,873,981
    Kawasaki Heavy Industries, Ltd....................    950,000   2,794,784
#   Kawasaki Kisen Kaisha, Ltd........................  3,196,000   7,844,824
    Kinden Corp.......................................    187,800   2,266,778
    Kobe Steel, Ltd...................................  7,995,000   6,918,723
    Komatsu, Ltd......................................  1,449,500  28,166,325
    Konica Minolta, Inc...............................  1,910,700  15,355,554
#   Kuraray Co., Ltd..................................  1,181,800  14,904,906
    Kurita Water Industries, Ltd......................      7,500     166,240
#   Kyocera Corp......................................    152,900   7,243,754
    Kyocera Corp. Sponsored ADR.......................     25,197   1,186,275
    Kyushu Financial Group, Inc.......................    459,949   2,541,108
    LIXIL Group Corp..................................    487,800   9,072,540
    Marubeni Corp.....................................  4,523,100  21,028,233
    Mazda Motor Corp..................................  2,029,500  29,681,471
    Medipal Holdings Corp.............................    153,500   2,511,895
    Mitsubishi Chemical Holdings Corp.................  6,451,800  34,849,387
    Mitsubishi Corp...................................    907,600  15,614,964
    Mitsubishi Gas Chemical Co., Inc..................    800,000   4,557,785
    Mitsubishi Heavy Industries, Ltd..................  6,219,000  26,436,984
#   Mitsubishi Logistics Corp.........................     31,000     431,633
    Mitsubishi Materials Corp.........................  5,182,000  13,617,990
    Mitsubishi Motors Corp............................    705,200   3,287,300
    Mitsubishi UFJ Financial Group, Inc............... 16,937,406  85,627,464
    Mitsubishi UFJ Financial Group, Inc.
       Sponsored ADR..................................  4,781,372  24,384,997
    Mitsubishi UFJ Lease & Finance Co., Ltd...........    856,500   3,446,223
    Mitsui & Co., Ltd.................................    660,200   7,734,802

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR..................     11,723 $ 2,743,416
    Mitsui Chemicals, Inc.............................  3,169,800  13,407,675
    Mitsui OSK Lines, Ltd.............................  2,567,000   5,467,186
    Mizuho Financial Group, Inc....................... 49,478,100  79,378,972
    Mizuho Financial Group, Inc. ADR..................    205,757     656,365
    MS&AD Insurance Group Holdings, Inc...............    433,453  12,488,531
    NEC Corp.......................................... 10,595,101  28,933,785
    NGK Spark Plug Co., Ltd...........................     16,000     261,115
    NH Foods, Ltd.....................................    179,536   4,365,995
    NHK Spring Co., Ltd...............................    455,600   3,981,684
#   Nikon Corp........................................    478,800   6,765,813
    Nippo Corp........................................    159,000   2,922,862
    Nippon Electric Glass Co., Ltd....................    529,000   2,401,490
    Nippon Express Co., Ltd...........................  3,185,238  16,067,725
#   Nippon Paper Industries Co., Ltd..................    334,100   6,078,888
    Nippon Shokubai Co., Ltd..........................     72,000   4,528,392
    Nippon Steel & Sumitomo Metal Corp................  2,021,593  38,005,096
    Nippon Yusen K.K..................................  7,713,000  13,650,030
    Nissan Motor Co., Ltd.............................  6,015,000  58,276,150
    Nisshinbo Holdings, Inc...........................    305,000   2,838,518
    NOK Corp..........................................    289,420   5,503,270
    Nomura Holdings, Inc..............................  4,801,600  21,612,752
    Nomura Real Estate Holdings, Inc..................    181,900   3,137,075
    NSK, Ltd..........................................    253,000   2,128,106
    Obayashi Corp.....................................    279,682   3,058,810
    Oji Holdings Corp.................................  3,534,000  14,737,998
    ORIX Corp.........................................  1,202,400  16,873,961
    Otsuka Holdings Co., Ltd..........................     87,500   4,159,744
    Resona Holdings, Inc..............................  7,208,900  28,754,768
    Ricoh Co., Ltd....................................  3,215,400  28,398,660
    Rohm Co., Ltd.....................................     84,700   3,604,074
    Sankyo Co., Ltd...................................     73,900   2,690,678
    SBI Holdings, Inc.................................    506,400   5,483,904
    Sega Sammy Holdings, Inc..........................    169,200   1,852,772
    Seino Holdings Co., Ltd...........................    243,900   2,483,848
    Sekisui Chemical Co., Ltd.........................    105,000   1,527,095
#   Sekisui House, Ltd................................  1,345,900  22,424,412
    Shinsei Bank, Ltd.................................  3,207,000   4,811,026
    Shizuoka Bank, Ltd. (The).........................    799,000   5,929,265
    Showa Shell Sekiyu K.K............................    231,300   2,074,414
    SKY Perfect JSAT Holdings, Inc....................    524,100   2,309,859
    Sojitz Corp.......................................  1,674,600   4,034,770
    Sompo Japan Nipponkoa Holdings, Inc...............    297,600   9,612,275
    Sony Corp.........................................     41,600   1,365,598
#   Sony Corp. Sponsored ADR..........................    548,583  18,328,158
    Sumitomo Chemical Co., Ltd........................  6,896,000  30,521,474
    Sumitomo Corp.....................................    590,400   6,192,787
    Sumitomo Electric Industries, Ltd.................  2,838,500  39,105,713
    Sumitomo Forestry Co., Ltd........................    466,500   6,570,387
    Sumitomo Heavy Industries, Ltd....................  1,822,000   8,644,375
    Sumitomo Metal Mining Co., Ltd....................  1,243,000  14,940,704
    Sumitomo Mitsui Financial Group, Inc..............  2,854,200  90,476,196
    Sumitomo Mitsui Trust Holdings, Inc...............  5,066,436  16,836,856

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Sumitomo Rubber Industries, Ltd...................   511,300 $    7,216,841
    Suzuken Co., Ltd..................................   113,000      3,604,026
    T&D Holdings, Inc................................. 2,073,500     21,145,557
    Taiheiyo Cement Corp..............................   997,000      2,849,368
    Takashimaya Co., Ltd..............................   753,634      5,709,823
    TDK Corp..........................................   443,000     27,180,830
#   Teijin, Ltd....................................... 3,858,450     14,512,128
    THK Co., Ltd......................................   147,300      2,910,292
    Tokai Rika Co., Ltd...............................   165,500      3,141,218
    Tokio Marine Holdings, Inc........................   333,600     12,912,731
    Tokyo Broadcasting System Holdings, Inc...........    20,600        291,861
    Toppan Printing Co., Ltd..........................   809,000      7,135,381
    Tosoh Corp........................................ 1,728,000      8,767,560
    Toyo Seikan Group Holdings, Ltd...................   250,749      4,885,167
    Toyoda Gosei Co., Ltd.............................   203,600      4,422,800
    Toyota Industries Corp............................    74,800      3,357,428
    Toyota Motor Corp.................................   185,300     10,383,247
    Toyota Tsusho Corp................................   923,500     20,389,061
    Ube Industries, Ltd............................... 3,078,000      5,366,313
    Ushio, Inc........................................    36,800        454,501
    Yamada Denki Co., Ltd............................. 1,571,100      8,284,516
    Yamaguchi Financial Group, Inc....................   320,148      3,161,680
#   Yokohama Rubber Co., Ltd. (The)...................   267,800      3,596,602
                                                                 --------------
TOTAL JAPAN...........................................            1,909,951,800
                                                                 --------------
NETHERLANDS -- (3.3%)
    Aegon NV.......................................... 2,344,257      9,491,733
    Akzo Nobel NV.....................................    32,447      2,097,468
*   ArcelorMittal(B03XPL1)............................ 4,038,112     26,158,397
#*  ArcelorMittal(B295F26)............................ 1,085,424      7,076,965
    Boskalis Westminster..............................   192,237      7,065,307
    Gemalto NV........................................     2,591        170,821
    ING Groep NV...................................... 6,261,830     70,007,289
    ING Groep NV Sponsored ADR........................ 1,202,410     13,479,016
    Koninklijke Ahold Delhaize NV..................... 1,171,136     27,959,923
    Koninklijke Ahold Delhaize NV Sponsored ADR.......   251,275      5,982,858
    Koninklijke DSM NV................................   732,627     46,890,988
    Koninklijke KPN NV................................ 3,251,631     10,694,930
    Koninklijke Philips NV(500472303).................   602,787     16,010,023
    Koninklijke Philips NV(5986622)................... 2,514,206     66,869,741
    NN Group NV.......................................   238,898      6,443,751
                                                                 --------------
TOTAL NETHERLANDS.....................................              316,399,210
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   620,315      3,307,951
    Fletcher Building, Ltd............................ 1,197,214      8,380,398
#   Fonterra Co-operative Group, Ltd..................    89,896        369,425
                                                                 --------------
TOTAL NEW ZEALAND.....................................               12,057,774
                                                                 --------------
NORWAY -- (0.7%)
    DNB ASA........................................... 1,374,543     15,179,320
    Norsk Hydro ASA................................... 3,080,639     13,209,181

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
NORWAY -- (Continued)
    Norsk Hydro ASA Sponsored ADR.....................     59,900 $    253,377
#*  Seadrill, Ltd.....................................    764,010    2,269,110
    Statoil ASA.......................................  1,303,574   20,723,507
#   Statoil ASA Sponsored ADR.........................    550,878    8,764,469
*   Storebrand ASA....................................    620,888    2,359,163
#*  Subsea 7 SA.......................................    295,671    3,195,592
    Yara International ASA............................     39,128    1,275,622
                                                                  ------------
TOTAL NORWAY..........................................              67,229,341
                                                                  ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA...........................  2,631,973           --
    EDP Renovaveis SA.................................    541,158    4,379,992
                                                                  ------------
TOTAL PORTUGAL........................................               4,379,992
                                                                  ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd...................................  4,978,600   11,820,868
    City Developments, Ltd............................  1,110,600    7,067,735
    DBS Group Holdings, Ltd...........................    787,587    9,105,171
    Frasers Centrepoint, Ltd..........................    453,300      513,008
    Golden Agri-Resources, Ltd........................ 12,719,900    3,426,489
    Hutchison Port Holdings Trust..................... 16,251,500    7,732,512
    Keppel Corp., Ltd.................................  4,423,300   17,503,088
    Olam International, Ltd...........................    530,200      754,727
    SembCorp Industries, Ltd..........................  1,345,900    2,813,016
    Singapore Airlines, Ltd...........................  2,389,100   19,582,883
    United Industrial Corp., Ltd......................  2,016,170    4,110,930
    UOL Group, Ltd....................................    974,274    4,203,537
    Wilmar International, Ltd.........................  2,629,200    6,099,932
                                                                  ------------
TOTAL SINGAPORE.......................................              94,733,896
                                                                  ------------
SPAIN -- (2.4%)
    Acciona SA........................................     11,619      857,620
#   Banco de Sabadell SA..............................  8,853,396   12,106,803
    Banco Popular Espanol SA..........................  3,182,696    4,457,882
    Banco Santander SA................................ 34,088,636  144,716,006
#   Banco Santander SA Sponsored ADR..................    784,463    3,326,123
    CaixaBank SA......................................  1,623,334    4,076,164
    Iberdrola SA(B288C92).............................  4,465,305   30,680,799
    Iberdrola SA(BD3JCF3).............................     99,229      681,714
    Mapfre SA.........................................  1,066,920    2,611,137
    Repsol SA.........................................  1,842,980   23,344,299
                                                                  ------------
TOTAL SPAIN...........................................             226,858,547
                                                                  ------------
SWEDEN -- (2.5%)
    Boliden AB........................................  1,273,315   28,025,786
    Holmen AB Class A.................................      2,781       94,244
#   ICA Gruppen AB....................................      2,667       89,233
    Meda AB Class A...................................    288,268    5,376,579
    Millicom International Cellular SA................     14,250      760,863
    Nordea Bank AB....................................  2,548,452   22,705,856
    Skandinaviska Enskilda Banken AB Class A..........  3,238,445   28,394,916
    Skandinaviska Enskilda Banken AB Class C..........     25,796      240,015

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SWEDEN -- (Continued)
    Svenska Cellulosa AB SCA Class A..................     65,335 $  1,936,892
    Svenska Cellulosa AB SCA Class B..................  2,006,368   59,646,663
    Svenska Handelsbanken AB Class A..................    794,823    9,556,178
    Svenska Handelsbanken AB Class B..................      3,434       42,583
    Swedbank AB Class A...............................    379,004    7,957,052
    Tele2 AB Class B..................................    840,482    7,100,752
#   Telefonaktiebolaget LM Ericsson Class A...........     28,098      207,090
    Telefonaktiebolaget LM Ericsson Class B...........  4,879,427   36,387,754
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....    834,580    6,234,313
    Telia Co AB.......................................  5,789,696   26,419,331
                                                                  ------------
TOTAL SWEDEN..........................................             241,176,100
                                                                  ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd..........................................  4,800,878  101,980,640
#   ABB, Ltd. Sponsored ADR...........................    271,992    5,779,830
    Adecco Group AG...................................    640,328   35,145,021
    Baloise Holding AG................................    200,163   22,529,591
    Banque Cantonale Vaudoise.........................        468      316,794
    Cie Financiere Richemont SA.......................  1,271,917   77,322,345
    Clariant AG.......................................    951,816   16,555,997
    Credit Suisse Group AG............................    859,528    9,884,331
    Credit Suisse Group AG Sponsored ADR..............  1,052,790   12,170,252
*   Dufry AG..........................................     13,302    1,530,682
    Flughafen Zuerich AG..............................      3,638      681,980
    Julius Baer Group, Ltd............................     89,619    3,674,739
    LafargeHolcim, Ltd.(7110753)......................    752,842   35,798,314
    LafargeHolcim, Ltd.(BZ3DNX4)......................    437,013   20,861,165
    Novartis AG.......................................  1,332,371  110,511,033
    Novartis AG Sponsored ADR.........................      6,178      514,380
    Swatch Group AG (The)(7184736)....................    148,927    7,602,551
#   Swatch Group AG (The)(7184725)....................    121,282   31,756,947
    Swiss Life Holding AG.............................     57,586   13,135,918
    Swiss Re AG.......................................  1,037,390   86,960,781
    UBS Group AG(BRJL176).............................  3,448,485   47,406,706
*   UBS Group AG(H42097107)...........................    500,015    6,890,207
    Zurich Insurance Group AG.........................    326,468   78,382,661
                                                                  ------------
TOTAL SWITZERLAND.....................................             727,392,865
                                                                  ------------
UNITED KINGDOM -- (17.7%)
    Anglo American P.L.C..............................  3,284,169   35,968,727
#   Antofagasta P.L.C.................................    134,375      889,399
    Aviva P.L.C.......................................  1,261,683    6,497,083
    Barclays P.L.C....................................    823,736    1,679,564
    Barclays P.L.C. Sponsored ADR.....................  4,766,662   39,277,295
    Barratt Developments P.L.C........................  1,006,942    5,830,696
    BHP Billiton P.L.C................................    767,576    9,678,003
    BHP Billiton P.L.C. ADR...........................    268,993    6,875,461
    BP P.L.C..........................................  2,461,861   13,928,341
#   BP P.L.C. Sponsored ADR........................... 10,519,813  361,881,567
    Carnival P.L.C....................................    202,514    9,740,997
#   Carnival P.L.C. ADR...............................     51,691    2,496,158
    Glencore P.L.C.................................... 28,956,439   71,467,929

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C............................ 21,179,431 $  138,824,652
      HSBC Holdings P.L.C. Sponsored ADR.............  2,977,884     97,525,701
      Investec P.L.C.................................    243,094      1,446,958
#     J Sainsbury P.L.C..............................  6,300,339     18,696,556
      Kingfisher P.L.C...............................  6,466,417     28,715,261
      Lloyds Banking Group P.L.C..................... 19,424,152     13,661,953
#     Lloyds Banking Group P.L.C. ADR................    999,149      2,857,566
      Old Mutual P.L.C...............................  4,649,866     12,939,509
      Pearson P.L.C..................................    172,766      2,018,484
      Pearson P.L.C. Sponsored ADR...................  1,216,627     14,222,370
*     Royal Bank of Scotland Group P.L.C.............  3,092,753      7,871,766
#*    Royal Bank of Scotland Group P.L.C. Sponsored
        ADR..........................................    409,166      2,086,747
      Royal Dutch Shell P.L.C. Class A...............  2,158,849     55,741,916
      Royal Dutch Shell P.L.C. Class B...............    255,146      6,786,556
      Royal Dutch Shell P.L.C. Sponsored ADR,
         Class A.....................................  2,815,706    145,825,394
#     Royal Dutch Shell P.L.C. Sponsored ADR,
         Class B.....................................  3,794,361    205,692,310
      Royal Mail P.L.C...............................    346,085      2,333,704
      Standard Chartered P.L.C.......................  3,984,128     31,857,564
      Vodafone Group P.L.C........................... 58,351,986    177,266,395
#     Vodafone Group P.L.C. Sponsored ADR............  4,011,201    123,946,119
#     WM Morrison Supermarkets P.L.C.................  6,735,041     16,551,252
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,673,079,953
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,803,109,366
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
      Bayerische Motoren Werke AG....................     44,086      3,195,310
      Porsche Automobil Holding SE...................    230,577     12,057,853
      Volkswagen AG..................................    426,389     59,990,060
                                                                 --------------
TOTAL GERMANY........................................                75,243,223
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                75,243,223
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             8,878,352,589
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund................. 51,374,836    594,406,847
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,831,944,555)^^...........................            $9,472,759,436
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $   47,083,362 $  569,956,256   --    $  617,039,618
    Austria...............             --      7,429,487   --         7,429,487
    Belgium...............             --     99,855,535   --        99,855,535
    Canada................    738,902,327             --   --       738,902,327
    Denmark...............             --    159,523,370   --       159,523,370
    Finland...............      2,253,464     60,976,582   --        63,230,046
    France................        201,559    786,669,553   --       787,041,933
    Germany...............     50,525,185    600,256,910   --       650,782,095
    Hong Kong.............             --    258,030,084   --       258,030,084
    Ireland...............      8,307,753     16,684,904   --        24,992,657
    Israel................             --     33,546,451   --        33,546,451
    Italy.................     15,681,047     73,966,059   --        89,647,106
    Japan.................     47,299,211  1,862,652,589   --     1,909,951,800
    Netherlands...........    112,726,972    203,672,238   --       316,228,389
    New Zealand...........             --     12,057,774   --        12,057,774
    Norway................     11,286,956     55,942,385   --        67,229,341
    Portugal..............             --      4,379,992   --         4,379,992
    Singapore.............             --     94,733,896   --        94,733,896
    Spain.................      3,326,123    223,532,424   --       226,858,547
    Sweden................      6,234,313    234,941,787   --       241,176,100
    Switzerland...........     25,354,669    702,038,196   --       727,392,865
    United Kingdom........  1,002,686,688    670,393,265   --     1,673,079,953
 Preferred Stocks
    Germany...............             --     75,243,223   --        75,243,223
 Securities Lending
   Collateral.............             --    594,406,847   --       594,406,847
 Futures Contracts**......      2,886,992             --   --         2,886,992
                           -------------- --------------   --    --------------
 TOTAL.................... $2,074,756,621 $7,400,889,807   --    $9,475,646,428
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.5%)

BRAZIL -- (5.5%)
    AMBEV SA.............................................   855,320 $ 4,959,294
    AMBEV SA ADR......................................... 5,984,451  34,590,127
    Banco Bradesco SA....................................   932,732   8,402,758
    Banco do Brasil SA................................... 1,076,318   6,987,569
    Banco Santander Brasil SA............................   479,757   3,015,497
    BB Seguridade Participacoes SA....................... 1,087,473  10,108,696
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros............................................ 1,804,083  10,621,745
#   Braskem SA Sponsored ADR.............................   165,709   1,905,654
    BRF SA...............................................   577,166   9,665,715
    BRF SA ADR...........................................   539,479   8,998,510
    BTG Pactual Group....................................    26,800     140,596
    CCR SA............................................... 1,910,468  11,035,981
*   Centrais Eletricas Brasileiras SA....................   368,500   2,003,656
#*  Centrais Eletricas Brasileiras SA ADR................    86,923     597,161
*   Centrais Eletricas Brasileiras SA Sponsored ADR......   100,200     535,068
    CETIP SA - Mercados Organizados......................   492,000   6,565,766
    Cia de Saneamento Basico do Estado de Sao Paulo......   424,900   4,036,183
    Cia de Saneamento Basico do Estado de Sao Paulo ADR..   178,668   1,686,626
#*  Cia Siderurgica Nacional SA Sponsored ADR............   241,268     817,899
    Cielo SA............................................. 1,506,864  17,079,098
*   Cosan Logistica SA...................................   164,136     230,835
    Cosan SA Industria e Comercio........................   243,308   2,555,094
    CPFL Energia SA......................................   220,971   1,556,556
#   CPFL Energia SA ADR..................................    67,189     943,999
    Embraer SA Sponsored ADR.............................   287,837   5,258,782
    Engie Brasil Energia SA..............................   250,101   3,255,849
    Equatorial Energia SA................................    26,800     458,982
#   Fibria Celulose SA Sponsored ADR.....................   488,398   3,003,648
    Gerdau SA............................................   186,232     317,624
#   Gerdau SA Sponsored ADR..............................   577,984   1,364,042
    Hypermarcas SA.......................................   561,762   4,755,850
    Itau Unibanco Holding SA.............................   388,933   3,519,397
    JBS SA............................................... 2,515,848   8,457,545
    Klabin SA............................................   996,400   5,221,082
    Kroton Educacional SA................................ 2,467,259  10,987,916
    Lojas Americanas SA..................................   297,764   1,197,521
    Lojas Renner SA...................................... 1,404,820  11,810,817
    M Dias Branco SA.....................................    40,100   1,453,167
    Multiplan Empreendimentos Imobiliarios SA............    85,700   1,669,649
    Natura Cosmeticos SA.................................   262,650   2,697,460
*   Petroleo Brasileiro SA............................... 2,305,200   9,960,477
*   Petroleo Brasileiro SA Sponsored ADR................. 1,005,405   8,726,915
    Porto Seguro SA......................................   207,213   1,795,795
    Raia Drogasil SA.....................................   388,800   7,947,713
    Tim Participacoes SA................................. 1,162,813   2,980,193
    Tim Participacoes SA ADR.............................    63,679     820,822
    Ultrapar Participacoes SA............................   394,184   9,001,167
    Ultrapar Participacoes SA Sponsored ADR..............   254,308   5,790,593
    Vale SA..............................................   398,300   2,272,560
    Vale SA Sponsored ADR................................ 1,209,916   6,957,017

THE EMERGING MARKETS SERIES
CONTINUED


                                                     SHARES      VALUE++
                                                   ----------- ------------
BRAZIL -- (Continued)
    WEG SA........................................     808,815 $  3,809,094
                                                               ------------
TOTAL BRAZIL......................................              274,531,760
                                                               ------------
CHILE -- (1.5%)
    AES Gener SA..................................   4,178,916    2,011,421
    Aguas Andinas SA Class A......................   4,491,454    2,710,378
    Banco de Chile................................   1,408,402      156,384
    Banco de Chile ADR............................      53,799    3,575,478
    Banco de Credito e Inversiones................      74,661    3,368,960
    Banco Santander Chile ADR.....................     258,123    5,309,590
    Cencosud SA...................................   2,142,959    6,104,643
    Cencosud SA ADR...............................       1,648       13,975
    Cia Cervecerias Unidas SA.....................      92,470    1,055,287
#   Cia Cervecerias Unidas SA Sponsored ADR.......      61,058    1,396,397
    Colbun SA.....................................  11,492,940    2,824,561
    Embotelladora Andina SA Class A ADR...........      22,244      461,452
    Embotelladora Andina SA Class B ADR...........      21,587      504,704
#   Empresa Nacional de Electricidad SA Sponsored
      ADR.........................................     148,697    4,059,428
*   Empresa Nacional de Telecomunicaciones SA.....      41,400      407,891
    Empresas CMPC SA..............................   2,386,070    5,006,501
    Empresas COPEC SA.............................     441,781    4,008,522
    Endesa Americas SA ADR........................     148,697    2,083,245
#   Enersis Americas SA Sponsored ADR.............     610,581    5,299,843
    Enersis Chile SA..............................     610,581    3,504,735
    Inversiones Aguas Metropolitanas SA...........     333,515      571,558
    Itau CorpBanca(45033E105).....................      30,902      407,906
    Itau CorpBanca(BYT25P4)....................... 305,068,641    2,656,215
*   Latam Airlines Group SA.......................       8,686       75,748
#*  Latam Airlines Group SA Sponsored ADR.........     597,796    5,230,715
    SACI Falabella................................     707,908    5,212,123
    Sigdo Koppers SA..............................      65,375       87,679
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR...............................     153,936    3,814,534
                                                               ------------
TOTAL CHILE.......................................               71,919,873
                                                               ------------
CHINA -- (14.3%)
    AAC Technologies Holdings, Inc................     634,000    5,926,338
    Agricultural Bank of China, Ltd. Class H......  18,363,000    6,764,123
    Air China, Ltd. Class H.......................   2,890,000    2,206,552
*   Alibaba Health Information Technology, Ltd....   1,184,000      824,684
#*  Alibaba Pictures Group, Ltd...................   8,470,000    1,817,330
*   Aluminum Corp. of China, Ltd. ADR.............     107,180      863,871
*   Aluminum Corp. of China, Ltd. Class H.........     650,000      210,245
#*  Angang Steel Co., Ltd. Class H................   1,338,000      656,013
#   Anhui Conch Cement Co., Ltd. Class H..........     985,500    2,592,931
    Anhui Expressway Co. Class H..................      26,000       20,174
#   Anta Sports Products, Ltd.....................     891,000    1,991,312
    AviChina Industry & Technology Co., Ltd.
      Class H.....................................   2,765,000    2,033,409
    BAIC Motor Corp., Ltd. Class H................     695,000      632,137
    Bank of China, Ltd. Class H...................  63,274,181   26,122,807
    Bank of Communications Co., Ltd. Class H......   6,226,515    4,214,649
    BBMG Corp. Class H............................   2,535,500      930,953
    Beijing Capital International Airport Co.,
      Ltd. Class H................................   1,416,000    1,636,588

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd...................    468,472 $ 2,648,454
#   Beijing Enterprises Water Group, Ltd................  3,160,000   1,923,279
    Belle International Holdings, Ltd...................  8,013,000   5,311,787
    Brilliance China Automotive Holdings, Ltd...........  2,194,000   2,442,718
#*  Byd Co., Ltd. Class H...............................    512,886   3,266,375
#   CGN Power Co., Ltd. Class H.........................  6,045,000   1,790,573
    China Cinda Asset Management Co., Ltd. Class H...... 10,150,000   3,307,867
    China CITIC Bank Corp., Ltd. Class H................  7,196,928   4,561,884
*   China Coal Energy Co., Ltd. Class H.................  3,038,777   1,608,159
    China Communications Construction Co., Ltd.
       Class H..........................................  3,529,000   3,867,122
    China Communications Services Corp., Ltd. Class H...  2,128,000   1,157,355
#   China Conch Venture Holdings, Ltd...................    799,500   1,532,706
    China Construction Bank Corp. Class H............... 69,895,590  47,007,595
#*  China COSCO Holdings Co., Ltd. Class H..............  1,197,000     419,040
*   China Eastern Airlines Corp., Ltd...................      2,200      61,798
#*  China Eastern Airlines Corp., Ltd. Class H..........  1,734,000     972,605
    China Everbright Bank Co., Ltd. Class H.............  4,987,000   2,173,425
#   China Everbright International, Ltd.................  2,508,000   2,716,121
    China Everbright, Ltd...............................    884,000   1,693,308
#   China Evergrande Group.............................. 10,542,000   6,660,141
    China Galaxy Securities Co., Ltd. Class H...........  3,747,000   3,251,572
    China Gas Holdings, Ltd.............................  1,362,000   2,156,075
#   China Hongqiao Group, Ltd...........................  2,662,000   1,780,811
#   China Huishan Dairy Holdings Co., Ltd...............  2,888,000   1,135,963
#   China International Marine Containers Group Co.,
      Ltd. Class H......................................    487,400     563,198
#   China Life Insurance Co., Ltd. ADR..................    849,036   9,568,636
    China Life Insurance Co., Ltd. Class H..............    111,000     251,780
    China Longyuan Power Group Corp., Ltd. Class H......  3,255,000   2,620,297
    China Machinery Engineering Corp. Class H...........    180,000     112,846
    China Medical System Holdings, Ltd..................    411,000     605,451
#   China Mengniu Dairy Co., Ltd........................  1,984,000   3,323,742
    China Merchants Bank Co., Ltd. Class H..............  3,120,554   6,691,578
    China Merchants Holdings International Co., Ltd.....  1,560,098   4,588,541
    China Minsheng Banking Corp., Ltd. Class H..........  4,658,500   4,870,548
    China Mobile, Ltd...................................    172,500   2,136,157
    China Mobile, Ltd. Sponsored ADR....................    918,178  57,009,672
    China Molybdenum Co., Ltd. Class H..................  1,638,966     373,278
#   China Oilfield Services, Ltd. Class H...............  1,632,000   1,291,402
    China Overseas Land & Investment, Ltd...............  3,626,000  11,960,601
#   China Overseas Property Holdings, Ltd...............  1,459,999     306,026
    China Pacific Insurance Group Co., Ltd. Class H.....  1,547,400   5,499,013
    China Petroleum & Chemical Corp. ADR................    132,615   9,523,062
    China Petroleum & Chemical Corp. Class H............  8,670,800   6,218,456
    China Power International Development, Ltd..........  3,319,000   1,355,195
    China Railway Construction Corp., Ltd. Class H......  2,743,500   3,307,568
*   China Railway Group, Ltd. Class H...................  3,186,000   2,410,223
#   China Resources Beer Holdings Co., Ltd..............  1,112,710   2,157,616
    China Resources Gas Group, Ltd......................    690,000   2,027,619
    China Resources Land, Ltd...........................  3,234,666   8,068,317
    China Resources Power Holdings Co., Ltd.............  1,954,517   3,123,657
    China Shenhua Energy Co., Ltd. Class H..............  1,817,000   3,488,609
#*  China Shipping Container Lines Co., Ltd. Class H....  2,657,000     557,758
    China Shipping Development Co., Ltd. Class H........  1,056,000     598,992

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd. Class H...........  2,638,000 $ 1,739,504
    China Southern Airlines Co., Ltd. Sponsored ADR.....     14,306     474,101
    China State Construction International Holdings,
      Ltd...............................................  1,668,000   2,235,421
*   China Taiping Insurance Holdings Co., Ltd...........  1,654,506   3,255,291
    China Telecom Corp., Ltd. ADR.......................     56,720   2,817,282
    China Telecom Corp., Ltd. Class H...................  4,088,000   2,020,387
    China Unicom Hong Kong, Ltd.........................  8,168,000   8,701,446
    China Unicom Hong Kong, Ltd. ADR....................    589,865   6,234,873
    China Vanke Co., Ltd. Class H.......................  1,896,700   4,300,667
    Chongqing Rural Commercial Bank Co., Ltd. Class H...  4,350,000   2,289,226
#   CITIC Securities Co., Ltd. Class H..................  2,805,000   5,992,642
#   CITIC, Ltd..........................................  5,705,000   8,657,105
    CNOOC, Ltd..........................................  5,051,000   6,087,629
    CNOOC, Ltd. Sponsored ADR...........................    127,716  15,375,729
    COSCO Pacific, Ltd..................................  1,779,804   1,838,144
    Country Garden Holdings Co., Ltd....................  9,884,686   4,032,885
    CRRC Corp, Ltd. Class H.............................  3,040,000   2,797,107
    CSPC Pharmaceutical Group, Ltd......................  3,398,000   2,942,281
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................    190,000     287,260
#   Dalian Port PDA Co., Ltd. Class H...................  1,495,000     314,929
#   Datang International Power Generation Co., Ltd.
      Class H...........................................  3,068,000     797,137
#   Dongfang Electric Corp., Ltd. Class H...............    297,600     235,968
    Dongfeng Motor Group Co., Ltd. Class H..............  3,274,000   4,054,089
    ENN Energy Holdings, Ltd............................    786,000   3,753,731
    Far East Horizon, Ltd...............................     87,000      68,610
    Fosun International, Ltd............................  2,044,722   2,682,894
    Fullshare Holdings, Ltd.............................  2,012,500     872,935
    Fuyao Glass Industry Group Co., Ltd. Class H........    297,200     752,686
#   GCL-Poly Energy Holdings, Ltd.......................  5,289,814     727,572
#   Geely Automobile Holdings, Ltd......................  4,750,000   3,132,954
    GF Securities Co., Ltd. Class H.....................    652,600   1,433,819
    Great Wall Motor Co., Ltd. Class H..................  3,142,000   3,275,884
    Guangdong Investment, Ltd...........................  2,834,000   4,355,126
    Guangshen Railway Co., Ltd. Class H.................    172,000      84,312
    Guangshen Railway Co., Ltd. Sponsored ADR...........     27,717     677,403
    Guangzhou Automobile Group Co., Ltd. Class H........    974,259   1,253,262
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................     98,000     243,272
#   Guangzhou R&F Properties Co., Ltd. Class H..........  2,458,800   3,731,394
    Haier Electronics Group Co., Ltd....................  1,326,000   2,227,487
    Haitong Securities Co., Ltd. Class H................  2,196,800   3,586,335
*   Hanergy Thin Film Power Group, Ltd..................  5,416,000     146,488
#   Hengan International Group Co., Ltd.................    647,000   5,446,063
    Huadian Power International Corp., Ltd. Class H.....  1,738,000     824,093
    Huaneng Power International, Inc. Class H...........  1,598,000     984,448
    Huaneng Power International, Inc. Sponsored ADR.....     34,452     847,175
    Huaneng Renewables Corp., Ltd. Class H..............  2,940,000     943,818
    Huatai Securities Co., Ltd. Class H.................    742,000   1,520,280
#   Huishang Bank Corp., Ltd. Class H...................  1,038,000     490,336
    Industrial & Commercial Bank of China, Ltd.
       Class H.......................................... 71,229,185  40,635,578
    Jiangsu Expressway Co., Ltd. Class H................  1,356,000   1,918,422
    Jiangxi Copper Co., Ltd. Class H....................  1,501,000   1,725,139
#   Kunlun Energy Co., Ltd..............................  6,128,000   4,660,353
    Lee & Man Paper Manufacturing, Ltd..................    543,000     419,896

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
#   Lenovo Group, Ltd.................................  9,299,278 $  6,026,397
    Longfor Properties Co., Ltd.......................  2,266,500    3,104,233
    Metallurgical Corp. of China, Ltd. Class H........  2,232,000      681,764
    Minth Group, Ltd..................................    402,000    1,301,612
    New China Life Insurance Co., Ltd. Class H........    540,400    1,922,523
    Nine Dragons Paper Holdings, Ltd..................  1,012,000      806,799
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.........................................  9,338,000    3,607,605
    PetroChina Co., Ltd. ADR..........................    125,562    8,557,050
    PetroChina Co., Ltd. Class H......................  2,090,000    1,432,665
    PICC Property & Casualty Co., Ltd. Class H........  5,836,132    9,093,653
    Ping An Insurance Group Co. of China, Ltd.
      Class H.........................................  4,622,500   21,693,762
*   Qinqin Foodstuffs Group Cayman Co., Ltd...........    129,400       47,701
*   Semiconductor Manufacturing International Corp.... 27,381,000    2,219,787
*   Semiconductor Manufacturing International Corp.
      ADR.............................................     12,378       50,255
*   Shanghai Electric Group Co., Ltd. Class H.........  1,582,000      659,236
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    292,500      719,222
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.........................................    618,200    1,470,077
#   Shengjing Bank Co., Ltd. Class H..................    233,500      257,743
#   Shenzhou International Group Holdings, Ltd........    438,000    2,312,143
    Shimao Property Holdings, Ltd.....................  3,034,871    3,973,991
    Sino Biopharmaceutical, Ltd.......................  3,945,000    2,642,943
    Sino-Ocean Land Holdings, Ltd.....................  3,854,743    1,633,395
    Sinopec Engineering Group Co., Ltd. Class H.......  1,341,000    1,173,035
#*  Sinopec Oilfield Service Corp. Class H............  1,818,000      338,908
    Sinopec Shanghai Petrochemical Co., Ltd. Class H.. 2,329,000 1,139,880 Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................      7,418      363,828
    Sinopharm Group Co., Ltd. Class H.................  1,224,000    5,946,135
#   Sun Art Retail Group, Ltd.........................  3,039,500    2,113,888
#   Sunny Optical Technology Group Co., Ltd...........    469,000    1,872,323
    Tencent Holdings, Ltd.............................  4,351,400  105,099,908
#   Tingyi Cayman Islands Holding Corp................  2,860,000    2,481,126
#   Travelsky Technology, Ltd. Class H................    598,000    1,147,720
#   Tsingtao Brewery Co., Ltd. Class H................    256,000      904,375
#   Uni-President China Holdings, Ltd.................  1,166,000      895,206
#   Want Want China Holdings, Ltd.....................  5,137,000    3,154,457
#   Weichai Power Co., Ltd. Class H...................  1,708,400    2,054,417
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    346,600      471,390
#   Yanzhou Coal Mining Co., Ltd. Class H.............    718,000      443,276
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......    106,215      664,906
    Zhejiang Expressway Co., Ltd. Class H.............  1,570,000    1,625,966
    Zhuzhou CRRC Times Electric Co., Ltd..............    447,000    2,473,151
    Zijin Mining Group Co., Ltd. Class H..............  3,699,000    1,352,311
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H...............................  1,589,400      540,455
#   ZTE Corp. Class H.................................    601,485      811,178
                                                                  ------------
TOTAL CHINA...........................................             709,685,950
                                                                  ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA................................     35,006      664,772
    Bancolombia SA....................................    331,749    2,625,896
    Bancolombia SA Sponsored ADR......................    140,271    4,791,657
    Cementos Argos SA.................................    427,348    1,600,815
*   Cemex Latam Holdings SA...........................     89,686      362,250
    Corp. Financiera Colombiana SA....................     74,674      933,552

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
COLOMBIA -- (Continued)
*   Ecopetrol SA...................................... 2,862,362 $ 1,212,075
#   Ecopetrol SA Sponsored ADR........................   220,479   1,885,095
    Empresa de Energia de Bogota SA ESP............... 1,425,504     840,444
    Grupo Argos SA....................................    32,075     193,286
    Grupo Aval Acciones y Valores SA..................   112,983     871,099
    Grupo de Inversiones Suramericana SA..............   243,024   3,033,446
    Grupo Nutresa SA..................................   208,424   1,712,200
    Interconexion Electrica SA ESP....................   609,290   1,804,054
                                                                 -----------
TOTAL COLOMBIA........................................            22,530,641
                                                                 -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................   261,476   4,948,794
    Komercni banka A.S................................    66,980   2,638,836
    O2 Czech Republic A.S.............................    34,934     340,837
    Pegas Nonwovens SA................................     5,839     194,396
    Philip Morris CR A.S..............................       712     388,286
    Unipetrol A.S.....................................    45,807     331,484
                                                                 -----------
TOTAL CZECH REPUBLIC..................................             8,842,633
                                                                 -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR....     8,702      32,981
    Commercial International Bank Egypt SAE GDR....... 1,400,823   5,312,480
*   Egyptian Financial Group-Hermes Holding Co. GDR...       774       1,624
*   Global Telecom Holding SAE GDR....................   640,757   1,135,190
                                                                 -----------
TOTAL EGYPT...........................................             6,482,275
                                                                 -----------
GREECE -- (0.2%)
    Aegean Airlines SA................................    14,400     115,134
*   Alpha Bank AE.....................................   105,217     212,214
    Athens Water Supply & Sewage Co. SA (The).........    31,795     204,679
*   Eurobank Ergasias SA..............................       331         192
    FF Group..........................................    34,149     842,924
*   Hellenic Petroleum SA.............................   112,224     481,574
    Hellenic Telecommunications Organization SA.......   340,319   3,342,604
    JUMBO SA..........................................   168,373   1,991,782
    Motor Oil Hellas Corinth Refineries SA............    96,253   1,126,602
*   National Bank of Greece SA........................   128,189      29,497
    OPAP SA...........................................   278,698   2,236,881
*   Piraeus Bank SA...................................    20,676       3,534
    Titan Cement Co. SA...............................    61,385   1,406,998
                                                                 -----------
TOTAL GREECE..........................................            11,994,615
                                                                 -----------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.....................    99,767   6,259,403
    OTP Bank P.L.C....................................   227,128   5,538,753
    Richter Gedeon Nyrt...............................   216,026   4,566,431
                                                                 -----------
TOTAL HUNGARY.........................................            16,364,587
                                                                 -----------
INDIA -- (12.3%)
    ABB India, Ltd....................................    33,317     630,679
    ACC, Ltd..........................................    64,891   1,640,314
    Adani Ports and Special Economic Zone, Ltd........   807,107   2,806,377

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd..............   616,504 $ 1,332,759
    Aditya Birla Nuvo, Ltd............................   132,730   2,829,803
    Ajanta Pharma, Ltd................................     5,556     147,590
    Amara Raja Batteries, Ltd.........................    79,101   1,113,328
    Ambuja Cements, Ltd............................... 1,004,466   4,078,673
    Apollo Hospitals Enterprise, Ltd..................   129,872   2,646,347
    Ashok Leyland, Ltd................................ 1,810,886   2,593,095
    Asian Paints, Ltd.................................   474,671   7,899,812
    Aurobindo Pharma, Ltd.............................   625,132   7,399,964
    Axis Bank, Ltd.................................... 2,058,467  16,847,620
    Bajaj Auto, Ltd...................................   155,378   6,287,010
    Bajaj Finance, Ltd................................    38,219   5,934,133
    Bajaj Finserv, Ltd................................    63,353   2,584,118
    Bajaj Holdings and Investment, Ltd................    53,068   1,436,840
    Bank of Baroda....................................   910,704   2,071,806
    Berger Paints India, Ltd..........................   331,080   1,179,464
    Bharat Electronics, Ltd...........................    51,903     960,867
    Bharat Forge, Ltd.................................   240,753   2,724,688
    Bharat Heavy Electricals, Ltd..................... 1,315,511   2,875,525
    Bharat Petroleum Corp., Ltd.......................   486,244   4,305,577
    Bharti Airtel, Ltd................................ 1,447,872   7,837,195
    Bharti Infratel, Ltd..............................   171,611   1,014,245
    Blue Dart Express, Ltd............................     5,432     476,441
    Bosch, Ltd........................................     8,365   3,137,483
    Britannia Industries, Ltd.........................    26,712   1,172,254
    Cadila Healthcare, Ltd............................   362,605   1,991,633
    Cairn India, Ltd..................................   655,103   1,901,739
    Castrol India, Ltd................................    38,740     256,721
    Cipla, Ltd........................................   567,858   4,485,033
    Coal India, Ltd...................................   434,684   2,136,141
    Colgate-Palmolive India, Ltd......................   142,544   1,992,953
    Container Corp. Of India, Ltd.....................    55,130   1,240,338
    CRISIL, Ltd.......................................     7,945     240,260
    Cummins India, Ltd................................    94,559   1,235,047
    Dabur India, Ltd..................................   743,476   3,380,196
    Divi's Laboratories, Ltd..........................   186,164   3,339,741
    DLF, Ltd..........................................   371,230     899,640
    Dr Reddy's Laboratories, Ltd......................    71,015   3,121,081
#   Dr Reddy's Laboratories, Ltd. ADR.................   148,465   6,480,497
    Eicher Motors, Ltd................................    20,610   6,938,886
    Emami, Ltd........................................    90,332   1,545,542
    Exide Industries, Ltd.............................   307,619     826,063
    GAIL India, Ltd...................................   575,655   3,291,484
    GAIL India, Ltd. GDR..............................    28,791     983,483
    Gillette India, Ltd...............................     3,761     266,763
    GlaxoSmithKline Consumer Healthcare, Ltd..........    14,937   1,407,463
    GlaxoSmithKline Pharmaceuticals, Ltd..............    13,217     651,037
    Glenmark Pharmaceuticals, Ltd.....................   316,017   4,079,171
    Godrej Consumer Products, Ltd.....................   168,863   4,009,788
    Grasim Industries, Ltd............................     6,301     461,234
    Havells India, Ltd................................   407,089   2,369,980
    HCL Technologies, Ltd............................. 1,011,418  11,376,432
    HDFC Bank, Ltd.................................... 1,530,953  28,547,966

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd................................   156,975 $ 7,503,582
    Hindalco Industries, Ltd.......................... 1,549,771   3,097,006
    Hindustan Petroleum Corp., Ltd....................   115,630   2,179,267
    Hindustan Unilever, Ltd........................... 1,148,145  15,829,764
    Housing Development Finance Corp., Ltd............   933,748  19,262,041
    ICICI Bank, Ltd................................... 1,656,257   6,411,866
    ICICI Bank, Ltd. Sponsored ADR.................... 1,043,395   7,908,934
    Idea Cellular, Ltd................................ 2,689,000   4,226,919
    IDFC Bank, Ltd....................................   601,656     466,428
    Indiabulls Housing Finance, Ltd...................   546,591   6,246,465
    Indian Oil Corp., Ltd.............................   612,255   4,972,914
    IndusInd Bank, Ltd................................   390,301   6,855,515
    Infosys, Ltd...................................... 1,886,232  30,250,060
    Infosys, Ltd. Sponsored ADR.......................   847,888  13,930,800
    ITC, Ltd.......................................... 4,896,443  18,563,580
    JSW Energy, Ltd...................................    50,817      63,025
    JSW Steel, Ltd....................................   366,359   9,176,367
    Kansai Nerolac Paints, Ltd........................     4,919      25,348
*   KAYA, Ltd.........................................     2,327      28,326
    Kotak Mahindra Bank, Ltd..........................   535,900   6,117,859
    Larsen & Toubro, Ltd..............................   363,180   8,455,696
    LIC Housing Finance, Ltd..........................   847,563   6,590,562
    Lupin, Ltd........................................   355,461   9,281,272
    Mahindra & Mahindra Financial Services, Ltd.......   268,646   1,329,765
    Mahindra & Mahindra, Ltd..........................   678,651  14,883,228
    Marico, Ltd.......................................   748,884   3,182,854
    Maruti Suzuki India, Ltd..........................   138,331   9,871,179
    Max Financial Services, Ltd.......................    48,633     424,428
*   MAX India, Ltd....................................    75,452     149,023
*   Max Ventures & Industries, Ltd....................    15,090      14,193
    Motherson Sumi Systems, Ltd.......................   542,274   2,697,942
    MRF, Ltd..........................................     2,969   1,502,176
    Nestle India, Ltd.................................    37,106   3,959,288
    NHPC, Ltd......................................... 2,310,835     874,840
    NTPC, Ltd......................................... 1,434,092   3,396,788
    Oil & Natural Gas Corp., Ltd......................   989,305   3,294,432
    Oil India, Ltd....................................   221,777   1,222,999
    Oracle Financial Services Software, Ltd...........    27,493   1,516,291
    Page Industries, Ltd..............................     9,049   1,946,352
    Petronet LNG, Ltd.................................   398,083   1,773,479
    Pidilite Industries, Ltd..........................   196,824   2,148,625
    Piramal Enterprises, Ltd..........................   106,454   2,555,162
    Power Finance Corp., Ltd..........................   773,284   2,531,521
    Power Grid Corp. of India, Ltd.................... 1,556,300   4,094,406
    Procter & Gamble Hygiene & Health Care, Ltd.......    10,286   1,018,205
    Rajesh Exports, Ltd...............................   124,035     809,801
    Reliance Industries, Ltd.......................... 1,625,226  24,680,275
    Reliance Power, Ltd...............................   327,864     265,858
    Rural Electrification Corp., Ltd..................   756,926   2,409,426
    Shree Cement, Ltd.................................    10,928   2,617,179
    Shriram Transport Finance Co., Ltd................   268,934   5,143,696
    Siemens, Ltd......................................    65,181   1,292,067
    State Bank of India............................... 1,858,229   6,413,047

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
INDIA -- (Continued)
    Sun Pharmaceutical Industries, Ltd...............  1,259,691 $ 15,640,231
    Sun TV Network, Ltd..............................    204,506    1,373,583
    Sundaram Finance, Ltd............................     13,385      298,238
    Tata Consultancy Services, Ltd...................    720,066   28,268,674
    Tata Motors, Ltd.................................  1,952,358   14,741,158
    Tata Motors, Ltd. Sponsored ADR..................     84,855    3,210,065
    Tata Power Co., Ltd..............................  2,105,165    2,266,846
    Tata Steel, Ltd..................................    683,642    3,629,942
    Tech Mahindra, Ltd...............................    955,950    6,912,982
    Titan Co., Ltd...................................    329,228    2,073,312
    Torrent Pharmaceuticals, Ltd.....................     94,358    2,040,626
    Ultratech Cement, Ltd............................     43,023    2,393,275
    United Breweries, Ltd............................     96,720    1,178,200
*   United Spirits, Ltd..............................     58,173    2,124,244
    UPL, Ltd.........................................    812,040    7,625,888
    Vedanta, Ltd.....................................  3,139,759    7,780,438
    Vedanta, Ltd. ADR................................     42,052      408,745
    Wipro, Ltd.......................................    722,147    5,893,649
    Yes Bank, Ltd....................................    271,196    4,947,446
    Zee Entertainment Enterprises, Ltd...............    719,876    5,370,924
                                                                 ------------
TOTAL INDIA..........................................             609,060,906
                                                                 ------------
INDONESIA -- (3.2%)
    Adaro Energy Tbk PT.............................. 37,523,800    2,995,993
    AKR Corporindo Tbk PT............................  1,809,000      934,560
*   Astra Agro Lestari Tbk PT........................  1,223,444    1,357,304
    Astra International Tbk PT....................... 23,646,410   14,001,276
    Bank Central Asia Tbk PT......................... 15,447,700   17,072,179
    Bank Danamon Indonesia Tbk PT....................  5,763,579    1,541,884
    Bank Mandiri Persero Tbk PT...................... 11,092,217    8,610,795
    Bank Negara Indonesia Persero Tbk PT............. 14,471,622    5,933,417
*   Bank Pan Indonesia Tbk PT........................  2,302,500      137,490
    Bank Rakyat Indonesia Persero Tbk PT............. 15,742,100   13,904,674
*   Bayan Resources Tbk PT...........................     79,500       47,948
    Bumi Serpong Damai Tbk PT........................ 15,448,500    2,474,277
    Charoen Pokphand Indonesia Tbk PT................ 10,504,800    3,017,128
    Ciputra Development Tbk PT....................... 12,934,246    1,391,093
    Gudang Garam Tbk PT..............................    675,500    3,488,126
    Indocement Tunggal Prakarsa Tbk PT...............  2,000,200    2,615,750
    Indofood CBP Sukses Makmur Tbk PT................  3,456,800    2,276,486
    Indofood Sukses Makmur Tbk PT.................... 11,903,400    7,591,797
*   Indosat Tbk PT...................................  1,720,800      901,098
    Jasa Marga Persero Tbk PT........................  3,626,900    1,478,483
    Kalbe Farma Tbk PT............................... 32,614,300    4,183,051
    Lippo Karawaci Tbk PT............................ 40,640,200    3,525,267
    Matahari Department Store Tbk PT.................  1,166,400    1,780,146
    Mayora Indah Tbk PT..............................    862,133    2,614,789
    Media Nusantara Citra Tbk PT..................... 12,992,900    2,142,454
    Pakuwon Jati Tbk PT.............................. 58,500,300    2,917,058
    Perusahaan Gas Negara Persero Tbk................ 13,675,600    3,446,219
    Semen Indonesia Persero Tbk PT...................  6,596,100    4,740,322
    Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      319,982
    Sumber Alfaria Trijaya Tbk PT....................    255,200       11,479

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT.......................... 21,383,500 $  2,779,889
    Surya Citra Media Tbk PT......................... 10,406,100    2,520,960
    Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700   12,752,118
    Telekomunikasi Indonesia Persero Tbk PT
      Sponsored ADR..................................     98,384    6,493,344
    Tower Bersama Infrastructure Tbk PT..............  2,884,000    1,257,019
*   Trada Maritime Tbk PT............................  1,271,100        4,852
    Unilever Indonesia Tbk PT........................  2,121,800    7,307,952
    United Tractors Tbk PT...........................  4,899,996    5,905,749
    Waskita Karya Persero Tbk PT.....................  6,283,179    1,331,934
*   XL Axiata Tbk PT.................................  7,703,800    2,184,732
                                                                 ------------
TOTAL INDONESIA......................................             159,991,074
                                                                 ------------
MALAYSIA -- (3.7%)
    Aeon Co. M Bhd...................................     44,200       29,449
    Affin Holdings Bhd...............................  1,020,700      534,850
    Alliance Financial Group Bhd.....................  2,238,000    2,191,284
    AMMB Holdings Bhd................................  5,557,859    5,878,292
    Astro Malaysia Holdings Bhd......................  2,488,700    1,788,372
    Axiata Group Bhd.................................  3,906,251    5,466,850
    Batu Kawan Bhd...................................    105,400      466,002
*   Berjaya Land Bhd.................................     43,000        7,287
    BIMB Holdings Bhd................................  1,143,255    1,134,131
    Boustead Holdings Bhd............................    552,300      282,343
    British American Tobacco Malaysia Bhd............    212,600    2,578,930
    Bursa Malaysia Bhd...............................    354,600      750,417
    CIMB Group Holdings Bhd..........................  6,394,272    6,901,816
    Dialog Group Bhd.................................  4,981,118    1,864,653
#   DiGi.Com Bhd.....................................  5,805,020    7,075,915
#   Felda Global Ventures Holdings Bhd...............    379,100      172,529
#   Gamuda Bhd.......................................  2,395,200    2,836,290
    Genting Bhd......................................  4,164,400    8,415,878
    Genting Malaysia Bhd.............................  3,837,600    4,051,922
    Genting Plantations Bhd..........................    325,000      841,876
#   HAP Seng Consolidated Bhd........................  1,066,700    2,030,810
#   Hartalega Holdings Bhd...........................  1,084,200    1,145,270
    Hong Leong Bank Bhd..............................  1,040,166    3,356,967
    Hong Leong Financial Group Bhd...................    744,483    2,786,863
    IHH Healthcare Bhd...............................  2,243,200    3,606,077
    IJM Corp. Bhd....................................  7,006,462    5,835,657
    IOI Corp. Bhd....................................  4,711,405    4,898,946
    IOI Properties Group Bhd.........................  2,441,943    1,416,142
    Kuala Lumpur Kepong Bhd..........................    504,800    2,869,107
#   Lafarge Malaysia Bhd.............................    659,480    1,288,354
    LPI Capital Bhd..................................     25,950      102,429
#   Malayan Banking Bhd..............................  5,958,742   11,751,354
#   Malaysia Airports Holdings Bhd...................  1,492,441    2,181,015
#   Maxis Bhd........................................  2,881,400    4,262,431
    MISC Bhd.........................................  1,581,998    2,920,950
#   MMC Corp. Bhd....................................  1,978,300    1,021,866
    Nestle Malaysia Bhd..............................     26,400      512,418
    Oriental Holdings Bhd............................     24,100       39,090
    Petronas Chemicals Group Bhd.....................  3,567,800    5,742,544
    Petronas Dagangan Bhd............................    367,500    2,102,701

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
MALAYSIA -- (Continued)
    Petronas Gas Bhd.................................    890,500 $  4,873,224
    PPB Group Bhd....................................    900,800    3,543,878
    Public Bank Bhd..................................  3,537,614   16,958,597
#   QL Resources Bhd.................................    630,900      676,100
    RHB Capital Bhd..................................  1,537,905    1,925,770
#   Sapurakencana Petroleum Bhd...................... 10,900,700    3,870,679
    Sime Darby Bhd...................................  3,639,627    6,641,387
#   SP Setia Bhd Group...............................  1,038,380      783,791
#   Sunway Bhd.......................................  1,710,000    1,230,898
#   Telekom Malaysia Bhd.............................  1,435,664    2,410,673
    Tenaga Nasional Bhd..............................  4,375,250   15,461,593
#   Top Glove Corp. Bhd..............................    908,900      958,063
#   UEM Sunrise Bhd..................................  2,331,937      597,149
#   UMW Holdings Bhd.................................  1,515,766    2,125,513
    United Plantations Bhd...........................     61,000      397,771
#   Westports Holdings Bhd...........................  1,509,000    1,670,436
    YTL Corp. Bhd.................................... 16,425,686    6,743,421
#   YTL Power International Bhd......................  3,177,547    1,116,507
                                                                 ------------
TOTAL MALAYSIA.......................................             185,125,527
                                                                 ------------
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................  8,197,783   13,378,782
#   America Movil S.A.B. de C.V. Series L............ 46,329,297   26,660,966
    America Movil S.A.B. de C.V. Series L ADR........     22,528      259,748
#   Arca Continental S.A.B. de C.V...................    688,801    4,427,062
*   Cemex S.A.B. de C.V.............................. 10,756,423    8,197,828
*   Cemex S.A.B. de C.V. Sponsored ADR...............  1,691,964   12,943,525
    Coca-Cola Femsa S.A.B. de C.V. Series L..........    510,276    4,000,564
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     36,634    2,878,700
    Corp Interamericana de Entretenimiento S.A.B. de
*     C.V. Class B...................................      8,726        6,515
#   El Puerto de Liverpool S.A.B. de C.V. Class C1...    185,660    1,784,712
    Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,044,489
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR..................................     39,796    3,561,742
    Gruma S.A.B. de C.V. Class B.....................    541,859    7,801,036
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR.......................................     15,027    1,476,703
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B........................................    469,811    4,618,681
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR............................................     32,867    5,051,987
    Grupo Bimbo S.A.B. de C.V. Series A..............  2,488,007    7,434,828
    Grupo Carso S.A.B. de C.V. Series A1.............    911,747    3,719,441
#   Grupo Elektra S.A.B. de C.V......................     88,461    1,307,807
    Grupo Financiero Banorte S.A.B. de C.V. Class O..  4,709,628   25,796,202
    Grupo Financiero Inbursa S.A.B. de C.V. Class O..  3,541,932    5,685,981
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B........................................  3,362,943    6,134,008
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR....................................     84,444      770,974
#   Grupo Lala S.A.B. de C.V.........................  1,018,201    2,208,546
    Grupo Mexico S.A.B. de C.V. Series B.............  6,058,822   14,618,726
*   Grupo Qumma SA de C.V. Series B..................      1,591           --
    Grupo Sanborns S.A.B. de C.V.....................     28,885       36,357
    Grupo Televisa S.A.B. Series CPO.................  3,356,577   17,828,347
    Grupo Televisa S.A.B. Sponsored ADR..............    148,075    3,934,353
    Impulsora del Desarrollo y El Empleo en America
#*    Latina S.A.B. de C.V...........................  2,362,916    3,665,985
    Industrias Penoles S.A.B. de C.V.................    252,581    6,469,576
#   Infraestructura Energetica Nova S.A.B. de C.V....    410,039    1,654,808

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
MEXICO -- (Continued)
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,348,560 $  5,308,372
#*  La Comer S.A.B. de C.V...........................    758,975      675,994
    Megacable Holdings S.A.B. de C.V.................     89,863      364,245
#   Mexichem S.A.B. de C.V...........................  2,819,937    6,152,726
#*  Minera Frisco S.A.B. de C.V. Class A1............     91,909       75,635
*   Organizacion Soriana S.A.B. de C.V. Class B......  1,102,476    2,713,561
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V.........................................    389,314    4,549,056
*   Savia SA Class A.................................    120,000           --
#*  Telesites S.A.B. de C.V..........................    708,027      429,348
    Wal-Mart de Mexico S.A.B. de C.V.................  7,054,235   16,102,467
                                                                 ------------
TOTAL MEXICO.........................................             250,730,383
                                                                 ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.......................      6,659       59,931
*   Cia de Minas Buenaventura SAA ADR................    139,674    2,046,224
    Credicorp, Ltd...................................     78,885   12,647,632
    Grana y Montero SAA Sponsored ADR................     69,386      565,496
                                                                 ------------
TOTAL PERU...........................................              15,319,283
                                                                 ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.....................  2,259,870    3,747,173
    Aboitiz Power Corp...............................  2,462,500    2,366,380
    Alliance Global Group, Inc.......................  7,817,700    2,685,458
    Ayala Corp.......................................    284,537    5,260,081
    Ayala Land, Inc..................................  9,207,218    7,723,835
    Bank of the Philippine Islands...................  1,179,853    2,404,624
    BDO Unibank, Inc.................................  2,525,651    6,073,551
    DMCI Holdings, Inc...............................  9,941,400    2,748,508
    DoubleDragon Properties Corp.....................    198,090      241,502
    Emperador, Inc...................................  1,850,900      292,344
    Energy Development Corp.......................... 26,284,600    3,279,587
*   Fwbc Holdings, Inc...............................  2,006,957           --
    Globe Telecom, Inc...............................     52,815    2,543,127
    GT Capital Holdings, Inc.........................    131,905    4,313,816
    International Container Terminal Services, Inc...  1,287,400    1,750,737
    JG Summit Holdings, Inc..........................  1,800,080    3,192,350
    Jollibee Foods Corp..............................    695,840    3,768,498
    LT Group, Inc....................................  4,344,100    1,438,887
    Manila Electric Co...............................    329,530    2,267,514
    Megaworld Corp................................... 23,849,800    2,549,409
    Metro Pacific Investments Corp................... 24,178,700    3,853,232
    Metropolitan Bank & Trust Co.....................    720,665    1,453,399
    Philippine Long Distance Telephone Co............     90,610    4,047,134
    Philippine Long Distance Telephone Co. Sponsored
      ADR............................................     50,043    2,255,438
*   Philippine National Bank.........................    284,768      379,459
    Puregold Price Club, Inc.........................  1,480,800    1,508,908
    Robinsons Land Corp..............................  3,988,000    2,711,300
    Robinsons Retail Holdings, Inc...................    373,260      683,013
    San Miguel Corp..................................  1,320,670    2,299,961
    Security Bank Corp...............................    131,420      611,260
    Semirara Mining & Power Corp.....................    516,090    1,308,842
    SM Investments Corp..............................    282,933    4,142,069

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
PHILIPPINES -- (Continued)
    SM Prime Holdings, Inc............................ 8,486,110 $ 5,266,612
*   Top Frontier Investment Holdings, Inc.............    42,789     175,310
    Universal Robina Corp............................. 1,282,840   5,461,580
                                                                 -----------
TOTAL PHILIPPINES.....................................            94,804,898
                                                                 -----------
POLAND -- (1.5%)
*   Alior Bank SA.....................................   120,943   1,567,508
*   AmRest Holdings SE................................     1,084      68,792
    Bank Handlowy w Warszawie SA......................    44,679     788,944
*   Bank Millennium SA................................ 1,019,364   1,197,364
    Bank Pekao SA.....................................   111,545   3,530,206
    Bank Zachodni WBK SA..............................    50,450   3,625,108
    Budimex SA........................................       505      23,516
    CCC SA............................................    29,161   1,330,544
#*  Cyfrowy Polsat SA.................................   393,451   2,378,149
*   Enea SA...........................................   346,342     973,092
    Energa SA.........................................   214,565     536,162
    Eurocash SA.......................................   127,351   1,711,176
    Grupa Azoty SA....................................    78,276   1,457,775
*   Grupa Lotos SA....................................   168,481   1,264,661
#   ING Bank Slaski SA................................    39,521   1,343,581
    Kernel Holding SA.................................     2,130      33,827
    KGHM Polska Miedz SA..............................   408,675   8,253,663
#   LPP SA............................................     1,624   2,047,376
*   mBank SA..........................................    26,866   2,092,143
    Orange Polska SA.................................. 1,116,971   1,545,018
    PGE Polska Grupa Energetyczna SA.................. 2,683,831   8,818,484
#   Polski Koncern Naftowy Orlen SA...................   649,675  10,409,718
    Polskie Gornictwo Naftowe i Gazownictwo SA........ 2,283,734   3,168,921
*   Powszechna Kasa Oszczednosci Bank Polski SA.......   964,323   5,894,094
    Powszechny Zaklad Ubezpieczen SA..................   808,411   5,847,995
*   Synthos SA........................................   874,712     888,860
*   Tauron Polska Energia SA.......................... 2,200,922   1,738,531
                                                                 -----------
TOTAL POLAND..........................................            72,535,208
                                                                 -----------
RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR........................ 5,279,647  21,630,862
*   Lenta, Ltd. GDR(BJ621Y903)........................    30,830     231,528
*   Lenta, Ltd. GDR(52634T200)........................    15,450     116,030
    LUKOIL PJSC Sponsored ADR.........................   257,005  11,062,081
    Magnitogorsk Iron & Steel Works OJSC GDR..........   197,103   1,125,191
*   Mail.ru Group, Ltd. GDR(B53NQB903)................    41,223     796,149
*   Mail.Ru Group, Ltd. GDR(560317208)................     9,372     180,880
    MegaFon PJSC GDR..................................    95,962     948,007
    MMC Norilsk Nickel PJSC ADR.......................   406,377   5,949,335
    NOVATEK OAO GDR...................................    51,690   5,195,742
    Novolipetsk Steel PJSC GDR........................   123,601   1,788,069
    PhosAgro PJSC GDR.................................    65,933     910,137
    Rosneft OAO GDR...................................   833,683   4,053,711
    Rostelecom PJSC Sponsored ADR.....................    78,867     606,095
    RusHydro PJSC ADR(BYZ5W4903)...................... 1,329,772   1,377,285
    RusHydro PJSC ADR(782183404)......................    12,131      12,677

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
RUSSIA -- (Continued)
    Sberbank of Russia PJSC Sponsored ADR............. 1,818,206 $15,842,422
    Severstal PAO GDR.................................   216,701   2,565,859
    Tatneft PJSC Sponsored ADR........................   270,983   7,716,213
    VTB Bank PJSC GDR.................................   130,253     258,031
    VTB Bank PJSC GDR................................. 1,358,280   2,696,179
*   X5 Retail Group NV GDR(B07T3T903).................     4,029      87,890
*   X5 Retail Group NV GDR(98387E205).................     9,111     198,620
                                                                 -----------
TOTAL RUSSIA..........................................            85,348,993
                                                                 -----------
SOUTH AFRICA -- (8.8%)
#*  African Bank Investments, Ltd.....................   709,671       2,970
*   Anglo American Platinum, Ltd......................   128,669   4,090,921
*   AngloGold Ashanti, Ltd. Sponsored ADR............. 1,637,102  35,868,905
    Aspen Pharmacare Holdings, Ltd....................   447,818  12,093,893
    AVI, Ltd..........................................   706,767   4,569,046
    Barclays Africa Group, Ltd........................ 1,051,800  11,634,099
*   Bid Corp., Ltd....................................   778,465  14,525,926
    Bidvest Group, Ltd. (The).........................   778,465   8,947,754
*   Brait SE..........................................   232,213   2,088,789
#   Capitec Bank Holdings, Ltd........................    82,863   3,675,166
    Discovery, Ltd....................................   696,882   6,279,261
    Distell Group, Ltd................................    70,509     843,949
    FirstRand, Ltd.................................... 4,730,180  16,552,563
    Foschini Group, Ltd. (The)........................   590,567   6,336,991
    Gold Fields, Ltd. Sponsored ADR................... 2,642,178  16,407,925
*   Impala Platinum Holdings, Ltd.....................   613,363   2,707,098
    Imperial Holdings, Ltd............................   618,348   7,390,053
    Investec, Ltd.....................................   841,341   5,073,252
#*  Kumba Iron Ore, Ltd...............................    96,985     948,675
    Liberty Holdings, Ltd.............................   508,691   4,490,798
    Life Healthcare Group Holdings, Ltd............... 2,602,500   7,081,281
    MMI Holdings, Ltd................................. 3,545,776   5,914,746
    Mondi, Ltd........................................   273,651   5,545,765
    Mr. Price Group, Ltd..............................   545,010   8,987,647
    MTN Group, Ltd.................................... 2,516,919  25,441,022
    Naspers, Ltd. Class N.............................   370,571  58,151,215
#   Nedbank Group, Ltd................................   634,489   9,103,220
    Netcare, Ltd...................................... 2,630,152   6,094,172
    New Europe Property Investments P.L.C.............    79,859     954,755
#   Pick n Pay Stores, Ltd............................   473,477   2,672,224
    Pioneer Foods Group, Ltd..........................   225,369   2,903,228
    PSG Group, Ltd....................................   156,246   2,232,186
    Sanlam, Ltd....................................... 2,981,061  14,065,773
    Santam, Ltd.......................................    17,918     301,052
*   Sappi, Ltd........................................ 1,031,164   5,245,369
    Sasol, Ltd........................................   130,693   3,477,582
    Sasol, Ltd. Sponsored ADR.........................   778,314  20,773,201
    Shoprite Holdings, Ltd............................   951,195  13,939,817
    Sibanye Gold, Ltd.................................   118,491     552,271
    Spar Group, Ltd. (The)............................   284,382   4,244,908
    Standard Bank Group, Ltd.......................... 2,023,352  20,209,839
    Steinhoff International Holdings NV............... 3,305,727  20,909,176
    Telkom SA SOC, Ltd................................   838,393   3,890,870

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Tiger Brands, Ltd...................................   257,382 $  7,229,506
    Truworths International, Ltd........................   949,415    6,110,679
    Tsogo Sun Holdings, Ltd.............................   311,671      651,188
    Vodacom Group, Ltd..................................   520,334    6,030,501
    Woolworths Holdings, Ltd............................ 1,765,305   11,377,851
                                                                   ------------
TOTAL SOUTH AFRICA......................................            438,619,078
                                                                   ------------
SOUTH KOREA -- (14.6%)
    Amorepacific Corp...................................    38,725   13,407,895
    AMOREPACIFIC Group..................................    35,323    4,556,742
    BGF retail Co., Ltd.................................     5,282      944,251
    BNK Financial Group, Inc............................   620,267    4,881,366
#*  Celltrion, Inc......................................    65,022    6,046,699
    Cheil Worldwide, Inc................................    73,456    1,181,307
#   CJ CGV Co., Ltd.....................................    16,235    1,328,451
    CJ CheilJedang Corp.................................    16,081    5,663,089
    CJ Corp.............................................    27,709    4,967,687
    CJ E&M Corp.........................................    19,443    1,234,483
#*  CJ Korea Express Corp...............................     4,508      807,486
*   Com2uSCorp..........................................     9,584      989,740
    Coway Co., Ltd......................................    70,382    5,380,370
    Cuckoo Electronics Co., Ltd.........................       304       40,502
    Daelim Industrial Co., Ltd..........................    45,910    3,449,203
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508      743,490
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd...   165,407      661,539
    DGB Financial Group, Inc............................   246,269    1,983,880
    Dongbu Insurance Co., Ltd...........................    80,628    4,583,135
    Dongsuh Cos Inc.....................................    21,475      625,847
#   Dongwon Systems Corp................................     3,309      185,802
    Doosan Corp.........................................    23,998    2,418,272
#   Doosan Heavy Industries & Construction Co., Ltd.....   115,996    2,727,106
    E-MART, Inc.........................................    28,588    4,176,400
    Grand Korea Leisure Co., Ltd........................    38,572      896,050
    Green Cross Corp....................................     3,906      611,505
#   Green Cross Holdings Corp...........................    18,294      560,538
#*  GS Engineering & Construction Corp..................    78,050    2,006,337
    GS Holdings Corp....................................   130,601    5,643,168
#   GS Retail Co., Ltd..................................    21,329      961,872
    Hana Financial Group, Inc...........................   477,076   11,746,378
    Hankook Tire Co., Ltd...............................   166,875    8,082,648
#   Hanmi Pharm Co., Ltd................................     2,680    1,464,590
#   Hanmi Science Co., Ltd..............................     9,206    1,184,629
    Hanon Systems.......................................   189,125    1,938,291
#   Hansae Co., Ltd.....................................    20,705      570,339
#   Hanssem Co., Ltd....................................    12,225    1,878,849
    Hanwha Chemical Corp................................   119,694    2,738,071
    Hanwha Corp.........................................   104,017    3,313,518
    Hanwha Life Insurance Co., Ltd......................   395,871    2,042,181
    Hanwha Techwin Co., Ltd.............................    38,062    1,840,768
#   Hite Jinro Co., Ltd.................................    45,529      914,839
#   Hotel Shilla Co., Ltd...............................    38,111    2,030,962
#   Hyosung Corp........................................    58,732    7,298,762
    Hyundai Department Store Co., Ltd...................    23,924    2,654,468

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Development Co-Engineering & Construction...  56,106 $ 2,224,341
*   Hyundai Elevator Co., Ltd...........................  10,664     588,852
    Hyundai Engineering & Construction Co., Ltd......... 140,523   4,636,551
    Hyundai Glovis Co., Ltd.............................  23,344   3,506,194
    Hyundai Greenfood Co., Ltd..........................  44,457     737,422
#*  Hyundai Heavy Industries Co., Ltd...................  68,236   7,673,794
    Hyundai Home Shopping Network Corp..................   1,349     146,337
    Hyundai Marine & Fire Insurance Co., Ltd............ 158,591   4,287,746
    Hyundai Mobis Co., Ltd..............................  57,294  13,064,899
    Hyundai Motor Co.................................... 175,874  20,751,780
#   Hyundai Securities Co., Ltd......................... 227,051   1,397,542
    Hyundai Steel Co.................................... 164,371   7,456,149
    Hyundai Wia Corp....................................  26,879   2,065,145
    Industrial Bank of Korea............................ 468,370   4,959,992
#   Kakao Corp..........................................  15,117   1,227,153
    Kangwon Land, Inc...................................  95,731   3,504,095
    KB Financial Group, Inc............................. 398,456  12,652,098
    KB Financial Group, Inc. ADR........................ 103,883   3,299,324
    KB Insurance Co., Ltd...............................  86,639   2,197,662
    KCC Corp............................................   7,792   2,746,533
#   KEPCO Plant Service & Engineering Co., Ltd..........  27,560   1,688,686
    Kia Motors Corp..................................... 293,465  11,054,920
    KIWOOM Securities Co., Ltd..........................   2,675     189,066
#   Kolon Industries, Inc...............................  18,040   1,404,676
#*  Komipharm International Co., Ltd....................   5,161     139,451
#   Korea Aerospace Industries, Ltd.....................  59,554   4,289,644
    Korea Electric Power Corp........................... 220,479  12,070,957
    Korea Electric Power Corp. Sponsored ADR............  79,658   2,165,901
    Korea Gas Corp......................................  40,921   1,550,635
    Korea Investment Holdings Co., Ltd..................  61,753   2,592,185
#   Korea Kolmar Co., Ltd...............................  17,594   1,493,212
    Korea Petrochemical Ind Co., Ltd....................     262      55,136
    Korea Zinc Co., Ltd.................................   7,147   3,260,079
*   Korean Air Lines Co., Ltd...........................  93,709   2,383,532
    Korean Reinsurance Co...............................  14,728     159,132
#   KT Corp. Sponsored ADR..............................  95,200   1,452,752
    KT&G Corp........................................... 132,438  14,321,912
#   Kumho Petrochemical Co., Ltd........................  20,929   1,137,535
*   Kumho Tire Co., Inc.................................  51,718     460,365
    LG Chem, Ltd........................................  42,069   9,168,373
    LG Corp............................................. 105,265   5,979,291
    LG Display Co., Ltd................................. 363,272  10,071,841
    LG Display Co., Ltd. ADR............................ 808,137  11,281,593
    LG Electronics, Inc................................. 217,266  10,389,757
    LG Household & Health Care, Ltd.....................  11,853  10,676,287
    LG Innotek Co., Ltd.................................  35,915   2,871,387
    LG Uplus Corp....................................... 539,707   5,282,863
#*  Loen Entertainment, Inc.............................   7,273     526,528
#   Lotte Chemical Corp.................................  20,916   5,683,277
#   Lotte Chilsung Beverage Co., Ltd....................     684   1,008,998
    Lotte Confectionery Co., Ltd........................   1,307     221,225
#   Lotte Shopping Co., Ltd.............................  17,857   3,079,492
    LS Corp.............................................  21,498   1,025,396

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd....................   6,817 $    264,610
    Macquarie Korea Infrastructure Fund............... 447,213    3,572,403
#   Mando Corp........................................  11,458    2,664,273
#   Medy-Tox, Inc.....................................   5,027    1,947,459
    Meritz Financial Group, Inc.......................  43,170      478,045
#   Meritz Fire & Marine Insurance Co., Ltd...........  68,134      933,582
    Meritz Securities Co., Ltd........................ 249,896      841,442
    Mirae Asset Daewoo Co., Ltd....................... 237,690    1,931,939
    Mirae Asset Securities Co., Ltd...................  97,938    2,330,908
    Muhak Co., Ltd....................................   5,221      110,683
    NAVER Corp........................................  33,801   21,446,189
#   NCSoft Corp.......................................  12,200    2,741,775
    NH Investment & Securities Co., Ltd............... 187,163    1,742,233
#   NongShim Co., Ltd.................................   3,534    1,062,041
#*  OCI Co., Ltd......................................  27,861    2,323,190
    Orion Corp........................................   4,535    3,735,276
#   Ottogi Corp.......................................     973      680,122
*   Pan Ocean Co., Ltd................................ 102,055      335,344
#   Paradise Co., Ltd.................................  26,633      380,978
    POSCO.............................................  44,452    9,007,160
    POSCO Sponsored ADR...............................  87,705    4,444,889
    Posco Daewoo Corp.................................  68,720    1,316,715
    S-1 Corp..........................................  16,277    1,478,139
#   S-Oil Corp........................................  52,028    3,582,551
#   Samlip General Foods Co., Ltd.....................   2,676      458,960
    Samsung C&T Corp..................................  48,765    5,903,037
    Samsung Card Co., Ltd.............................  43,815    1,692,121
    Samsung Electro-Mechanics Co., Ltd................  94,120    4,646,824
    Samsung Electronics Co., Ltd......................  97,289  133,867,441
    Samsung Electronics Co., Ltd. GDR.................  52,509   36,097,498
#*  Samsung Engineering Co., Ltd......................  20,980      199,405
    Samsung Fire & Marine Insurance Co., Ltd..........  48,145   11,472,964
#*  Samsung Heavy Industries Co., Ltd................. 296,549    2,644,451
    Samsung Life Insurance Co., Ltd...................  68,654    5,972,803
    Samsung SDI Co., Ltd..............................  74,594    7,051,971
    Samsung SDS Co., Ltd..............................  22,123    3,107,927
    Samsung Securities Co., Ltd.......................  71,239    2,410,314
#   Samyang Holdings Corp.............................   3,274      353,243
    Shinhan Financial Group Co., Ltd.................. 347,482   12,417,301
    Shinhan Financial Group Co., Ltd. ADR.............  86,082    3,072,267
    Shinsegae Co., Ltd................................   9,800    1,594,588
#   SK Chemicals Co., Ltd.............................  16,625      992,977
    SK Holdings Co., Ltd..............................  43,128    8,046,784
    SK Hynix, Inc..................................... 705,494   21,725,034
    SK Innovation Co., Ltd............................  62,586    8,247,473
    SK Materials Co., Ltd.............................   2,159      284,004
    SK Networks Co., Ltd.............................. 173,269      963,086
    SK Telecom Co., Ltd...............................  16,450    3,380,382
*   Ssangyong Cement Industrial Co., Ltd..............   9,472      161,599
#*  Taihan Electric Wire Co., Ltd.....................  92,992      185,704
    Woori Bank........................................ 543,488    4,904,150
    Woori Bank Sponsored ADR..........................   1,026       28,000
    Young Poong Corp..................................     438      440,408

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH KOREA -- (Continued)
#   Youngone Corp.....................................     22,115 $    700,618
    Yuhan Corp........................................      4,547    1,244,177
#*  Yungjin Pharmaceutical Co., Ltd...................     20,622      198,946
                                                                  ------------
TOTAL SOUTH KOREA.....................................             725,441,601
                                                                  ------------
TAIWAN -- (14.5%)
#   Acer, Inc.........................................  5,322,811    2,537,531
#   Advanced Semiconductor Engineering, Inc........... 12,317,929   14,541,195
    Advantech Co., Ltd................................    400,254    3,114,619
#   Airtac International Group........................    122,850      920,685
    Asia Cement Corp..................................  4,279,758    3,914,816
#   Asustek Computer, Inc.............................    956,180    8,319,579
#   AU Optronics Corp................................. 24,425,873    9,981,695
    AU Optronics Corp. Sponsored ADR..................    326,626    1,352,232
#   Casetek Holdings, Ltd.............................    313,000    1,264,153
#   Catcher Technology Co., Ltd.......................  1,134,429    7,909,588
    Cathay Financial Holding Co., Ltd.................  8,176,450    9,197,810
*   Cathay Real Estate Development Co., Ltd...........     91,000       40,787
#   Chailease Holding Co., Ltd........................  2,177,840    3,866,910
    Chang Hwa Commercial Bank, Ltd....................  8,362,160    4,499,709
#   Cheng Shin Rubber Industry Co., Ltd...............  2,492,965    5,204,232
    Chicony Electronics Co., Ltd......................  1,001,552    2,478,267
    China Airlines, Ltd...............................  8,737,536    2,568,944
#   China Development Financial Holding Corp.......... 24,213,121    5,895,414
    China Life Insurance Co., Ltd.....................  5,929,344    4,904,973
    China Motor Corp..................................    741,000      561,263
#   China Steel Chemical Corp.........................    135,000      444,192
#   China Steel Corp.................................. 15,093,932   10,441,711
#   Chipbond Technology Corp..........................  1,422,000    1,945,103
    ChipMOS TECHNOLOGIES, Inc.........................     21,000       21,774
    Chunghwa Telecom Co., Ltd.........................  1,608,000    5,746,215
#   Chunghwa Telecom Co., Ltd. Sponsored ADR..........    246,757    8,915,330
    Compal Electronics, Inc...........................  9,936,541    6,243,564
    CTBC Financial Holding Co., Ltd................... 18,189,977   10,042,609
    CTCI Corp.........................................    829,000    1,169,666
#   Cub Elecparts, Inc................................     15,000      181,889
#   Delta Electronics, Inc............................  2,347,486   12,382,183
    E.Sun Financial Holding Co., Ltd.................. 11,807,000    6,593,966
#   Eclat Textile Co., Ltd............................    253,336    2,839,683
#   Ennoconn Corp.....................................     19,000      284,918
    Eternal Materials Co., Ltd........................    794,350      827,512
*   Eva Airways Corp..................................  5,768,324    2,745,791
    Evergreen Marine Corp. Taiwan, Ltd................  3,219,261    1,247,099
    Far Eastern Department Stores, Ltd................  1,267,592      725,522
    Far Eastern International Bank....................    707,000      206,298
    Far Eastern New Century Corp......................  5,821,085    4,548,939
    Far EasTone Telecommunications Co., Ltd...........  2,601,000    5,979,943
#   Farglory Land Development Co., Ltd................    644,393      694,224
#   Feng TAY Enterprise Co., Ltd......................    460,424    2,080,559
#   First Financial Holding Co., Ltd.................. 17,022,129    9,446,598
    Formosa Chemicals & Fibre Corp....................  3,034,518    7,907,787
    Formosa International Hotels Corp.................      1,808       10,657
    Formosa Petrochemical Corp........................    979,000    2,785,446

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    Formosa Plastics Corp.............................  3,539,153 $ 8,636,102
    Formosa Taffeta Co., Ltd..........................    998,000     946,637
#   Foxconn Technology Co., Ltd.......................  1,772,899   4,302,347
    Fubon Financial Holding Co., Ltd..................  8,611,233  10,715,999
#   Giant Manufacturing Co., Ltd......................    342,506   2,312,606
#   Gigasolar Materials Corp..........................     31,800     458,251
#   Ginko International Co., Ltd......................     45,000     465,335
#   Gourmet Master Co., Ltd...........................     39,000     417,246
    Hermes Microvision, Inc...........................     26,000   1,108,084
#   Highwealth Construction Corp......................  1,880,190   2,869,434
#   Hiwin Technologies Corp...........................    364,711   1,790,145
    Hon Hai Precision Industry Co., Ltd............... 15,697,867  43,319,913
    Hota Industrial Manufacturing Co., Ltd............     94,000     428,211
#   Hotai Motor Co., Ltd..............................    322,000   3,235,104
#   HTC Corp..........................................  1,198,235   3,573,456
    Hua Nan Financial Holdings Co., Ltd............... 11,616,768   6,340,826
#   Innolux Corp...................................... 27,802,241  10,297,522
#*  Inotera Memories, Inc.............................  7,543,000   6,161,507
    Inventec Corp.....................................  5,430,551   4,220,895
#   Kenda Rubber Industrial Co., Ltd..................  1,061,149   1,696,742
#   King Slide Works Co., Ltd.........................     81,000     984,250
    King Yuan Electronics Co., Ltd....................  1,471,000   1,407,084
    King's Town Bank Co., Ltd.........................    896,000     657,668
    Kinsus Interconnect Technology Corp...............    683,000   1,475,994
#   Largan Precision Co., Ltd.........................    133,860  14,391,031
#*  LCY Chemical Corp.................................    156,123     190,471
    Lite-On Technology Corp...........................  4,872,094   7,306,742
#   Makalot Industrial Co., Ltd.......................    222,576   1,151,687
#   MediaTek, Inc.....................................  1,387,995  10,597,361
#   Mega Financial Holding Co., Ltd................... 12,391,369   9,717,285
    Mercuries Life Insurance Co., Ltd.................    310,241     157,604
#   Merida Industry Co., Ltd..........................    238,287   1,103,930
    Micro-Star International Co., Ltd.................    631,000   1,377,007
#   Nan Ya Plastics Corp..............................  4,192,599   7,942,701
#   Nanya Technology Corp.............................    992,010   1,173,412
    Nien Made Enterprise Co., Ltd.....................     23,000     240,121
#   Novatek Microelectronics Corp.....................  1,179,000   4,143,039
*   OBI Pharma, Inc...................................     25,000     386,308
#   PChome Online, Inc................................    103,196   1,160,615
    Pegatron Corp.....................................  5,311,345  13,074,600
    Phison Electronics Corp...........................    200,000   1,659,469
    Pou Chen Corp.....................................  4,575,487   6,245,585
    Powertech Technology, Inc.........................  2,158,819   5,494,352
    Poya International Co., Ltd.......................     55,550     685,612
    President Chain Store Corp........................    831,831   6,758,347
#   Quanta Computer, Inc..............................  3,586,000   7,303,113
    Radiant Opto-Electronics Corp.....................    775,170   1,244,933
    Realtek Semiconductor Corp........................    531,950   1,929,159
*   Ruentex Development Co., Ltd......................  1,036,709   1,243,720
#   Ruentex Industries, Ltd...........................    511,182     817,681
#   ScinoPharm Taiwan, Ltd............................    198,467     276,947
#   Shin Kong Financial Holding Co., Ltd.............. 15,207,656   3,093,121
    Siliconware Precision Industries Co., Ltd.........  2,123,637   3,196,594

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................     21,813 $    162,289
#   Simplo Technology Co., Ltd........................    690,000    2,438,628
    SinoPac Financial Holdings Co., Ltd............... 17,364,662    5,610,307
#   St Shine Optical Co., Ltd.........................     11,000      266,313
#   Standard Foods Corp...............................    420,633    1,046,101
    Synnex Technology International Corp..............  1,631,756    1,927,893
    Taichung Commercial Bank Co., Ltd.................    157,000       45,475
*   TaiMed Biologics, Inc.............................     38,000      259,142
#   Tainan Spinning Co., Ltd..........................    320,412      144,820
#   Taishin Financial Holding Co., Ltd................ 18,266,197    7,337,103
*   Taiwan Business Bank..............................  7,922,039    2,089,343
#   Taiwan Cement Corp................................  6,626,720    7,044,236
#   Taiwan Cooperative Financial Holding Co., Ltd..... 12,285,590    5,758,271
#   Taiwan FamilyMart Co., Ltd........................     89,000      589,901
    Taiwan Fertilizer Co., Ltd........................  1,415,000    1,973,189
*   Taiwan Glass Industry Corp........................  1,537,253      650,822
    Taiwan Mobile Co., Ltd............................  2,075,300    7,155,048
#   Taiwan Secom Co., Ltd.............................    362,670    1,064,878
    Taiwan Semiconductor Manufacturing Co., Ltd....... 25,188,808  136,062,071
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  1,672,158   46,452,549
    Teco Electric and Machinery Co., Ltd..............  3,316,000    2,939,268
    Ton Yi Industrial Corp............................    445,000      198,840
    Transcend Information, Inc........................    320,181      961,755
    Tripod Technology Corp............................    713,870    1,462,013
#   Tung Thih Electronic Co., Ltd.....................     12,000      162,889
    Uni-President Enterprises Corp....................  7,340,033   15,001,164
#   United Microelectronics Corp...................... 38,130,000   14,199,823
    Vanguard International Semiconductor Corp.........  1,671,000    3,030,431
#   Voltronic Power Technology Corp...................     25,000      398,388
#*  Walsin Lihwa Corp.................................  4,619,000    1,332,778
    Wan Hai Lines, Ltd................................  1,304,800      675,116
    Win Semiconductors Corp...........................    362,000      664,568
#*  Winbond Electronics Corp..........................  6,597,000    1,985,971
    Wintek Corp.......................................    604,760        6,500
    Wistron Corp......................................  4,373,281    3,479,024
    WPG Holdings, Ltd.................................  3,035,869    3,866,864
    Yageo Corp........................................  1,226,278    2,090,798
*   Yang Ming Marine Transport Corp...................    201,300       46,147
    Yuanta Financial Holding Co., Ltd................. 17,684,806    6,214,657
    Yulon Motor Co., Ltd..............................  1,682,000    1,495,770
#   Zhen Ding Technology Holding, Ltd.................    947,700    1,948,955
                                                                  ------------
TOTAL TAIWAN..........................................             721,657,583
                                                                  ------------
THAILAND -- (2.8%)
    Advanced Info Service PCL.........................  1,440,700    7,362,751
    Airports of Thailand PCL..........................    578,400    6,559,518
    Bangchak Petroleum PCL (The)......................    843,200      811,002
    Bangkok Airways Co., Ltd..........................    301,100      196,238
    Bangkok Bank PCL(6368360).........................    318,600    1,559,612
    Bangkok Bank PCL(6077019).........................    271,700    1,333,928
    Bangkok Dusit Medical Services PCL Class F........  6,818,900    4,404,974
    Bangkok Life Assurance PCL........................    694,900      822,987
    Banpu PCL.........................................  3,035,950    1,368,487

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    BEC World PCL.....................................  1,267,300 $   898,717
    Berli Jucker PCL..................................  2,261,200   2,970,138
    BTS Group Holdings PCL............................  1,986,300     536,067
    Bumrungrad Hospital PCL...........................    402,600   2,126,856
    Carabao Group PCL Class F.........................     84,800     150,950
    Central Pattana PCL...............................  1,779,300   2,937,403
    Central Plaza Hotel PCL...........................  1,046,100   1,238,921
    CH Karnchang PCL..................................    680,200     659,109
    Charoen Pokphand Foods PCL........................  3,632,900   2,920,505
    CP ALL PCL........................................  4,313,700   6,409,244
    Delta Electronics Thailand PCL....................    656,900   1,343,788
    Electricity Generating PCL........................    319,300   1,824,310
    Energy Absolute PCL...............................  1,476,000   1,112,403
    Glow Energy PCL...................................    826,500   2,034,808
    Home Product Center PCL........................... 10,007,413   2,901,949
    Indorama Ventures PCL.............................  3,391,500   3,237,651
    Intouch Holdings PCL..............................    925,200   1,593,798
    IRPC PCL.......................................... 13,474,400   1,918,835
    Kasikornbank PCL(6888794).........................  1,146,600   6,567,519
    Kasikornbank PCL(6364766).........................    210,900   1,195,887
    KCE Electronics PCL...............................    431,000   1,200,316
    Krung Thai Bank PCL...............................  6,711,587   3,352,903
    Land & Houses PCL(6581941)........................  3,694,740   1,082,008
    Land & Houses PCL(6581930)........................    790,000     238,157
    Minor International PCL...........................  1,975,570   2,311,355
    MK Restaurants Group PCL..........................    421,700     647,745
    Muangthai Leasing PCL Class F.....................    142,300      77,217
    Pruksa Real Estate PCL............................  2,958,300   2,335,724
    PTT Exploration & Production PCL(B1359J0).........  2,414,655   5,719,467
    PTT Exploration & Production PCL(B1359L2).........     65,409     154,931
    PTT Global Chemical PCL...........................  1,807,472   3,152,567
    PTT PCL...........................................  1,634,600  15,487,166
    Ratchaburi Electricity Generating Holding PCL.....    824,700   1,225,330
    Robinson Department Store PCL.....................    598,500   1,134,109
    Siam Cement PCL (The)(6609906)....................    166,400   2,446,075
    Siam Cement PCL (The)(6609928)....................    230,100   3,369,251
    Siam City Cement PCL..............................    163,213   1,560,434
    Siam Commercial Bank PCL (The)....................  1,140,966   5,208,544
    Siam Global House PCL.............................  1,111,898     494,815
    Sino-Thai Engineering & Construction PCL..........     67,700      50,537
    Srisawad Power 1979 PCL Class F...................    251,637     278,152
    Supalai PCL.......................................    577,900     413,141
*   Thai Airways International PCL....................    887,000     643,030
    Thai Oil PCL......................................  1,358,800   2,370,000
    Thai Union Group PCL Class F......................  2,705,940   1,693,640
    Thanachart Capital PCL............................  1,044,400   1,221,915
    Tipco Asphalt PCL.................................  1,065,300     810,521
    TMB Bank PCL...................................... 20,752,800   1,346,579
    Total Access Communication PCL(B1YWK08)...........  1,459,300   1,361,678
    Total Access Communication PCL(B231MK7)...........    251,600     236,575
    TPI Polene PCL.................................... 12,385,600     810,771
    True Corp. PCL.................................... 27,648,131   7,104,530

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
    TTW PCL........................................... 2,370,300 $      782,614
                                                                 --------------
TOTAL THAILAND........................................              139,320,152
                                                                 --------------
TURKEY -- (1.5%)
    Akbank TAS........................................ 2,209,103      5,708,916
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   282,261      1,913,614
    Arcelik A.S.......................................   540,990      3,701,524
#   Aselsan Elektronik Sanayi Ve Ticaret A.S..........   333,342      1,055,865
    BIM Birlesik Magazalar A.S........................   342,629      6,338,278
    Coca-Cola Icecek A.S..............................   113,782      1,412,646
    Enka Insaat ve Sanayi A.S.........................   547,496        807,779
    Eregli Demir ve Celik Fabrikalari TAS............. 3,425,354      5,213,562
    Ford Otomotiv Sanayi A.S..........................   118,255      1,290,204
    KOC Holding A.S...................................   753,593      3,233,539
    Petkim Petrokimya Holding A.S..................... 1,293,596      1,869,929
    TAV Havalimanlari Holding A.S.....................   282,373      1,035,876
    Tofas Turk Otomobil Fabrikasi A.S.................   212,178      1,679,989
    Tupras Turkiye Petrol Rafinerileri A.S............   261,144      5,588,725
#*  Turk Hava Yollari AO.............................. 2,046,901      3,551,521
#   Turk Telekomunikasyon A.S.........................   699,083      1,415,558
#   Turk Traktor ve Ziraat Makineleri A.S.............    25,657        717,032
#*  Turkcell Iletisim Hizmetleri A.S.................. 1,142,611      3,955,569
*   Turkcell Iletisim Hizmetleri A.S. ADR.............    73,838        637,222
    Turkiye Garanti Bankasi A.S....................... 3,265,633      8,032,860
    Turkiye Halk Bankasi A.S.......................... 1,181,282      3,118,145
#   Turkiye Is Bankasi Class C........................ 2,548,532      3,933,438
    Turkiye Sinai Kalkinma Bankasi A.S................    46,878         20,601
    Turkiye Sise ve Cam Fabrikalari A.S............... 2,730,783      3,076,374
#   Turkiye Vakiflar Bankasi Tao Class D.............. 1,445,842      2,145,032
    Ulker Biskuvi Sanayi A.S..........................   244,375      1,620,153
*   Yapi ve Kredi Bankasi A.S......................... 2,464,502      2,855,287
                                                                 --------------
TOTAL TURKEY..........................................               75,929,238
                                                                 --------------
UNITED KINGDOM -- (0.1%)
    Mediclinic International P.L.C....................   164,076      2,317,373
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,698,553,631
                                                                 --------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Banco Bradesco SA................................. 2,388,514     20,891,394
    Braskem SA Class A................................    73,800        421,987
*   Centrais Eletricas Brasileiras SA Class B.........   303,700      2,086,860
    Cia Brasileira de Distribuicao....................   310,022      4,691,828
*   Empresa Nacional de Comercio Redito e
      Participacoes SA................................       280          2,915
    Gerdau SA.........................................   836,068      1,998,374
    Itau Unibanco Holding SA.......................... 3,924,570     40,899,093
    Lojas Americanas SA...............................   899,139      5,310,422
*   Petroleo Brasileiro SA............................ 2,825,761     10,344,739
*   Petroleo Brasileiro SA Sponsored ADR.............. 1,440,006     10,497,644
    Suzano Papel e Celulose SA Class A................   798,971      2,444,421
    Telefonica Brasil SA..............................   465,063      7,061,143
    Vale SA........................................... 2,522,202     11,675,997

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Vale SA Sponsored ADR..........................    364,278 $    1,679,322
                                                                 --------------
TOTAL BRAZIL.........................................               120,006,139
                                                                 --------------
CHILE -- (0.0%)
      Embotelladora Andina SA Class B................    113,824        450,323
                                                                 --------------
COLOMBIA -- (0.1%)
      Banco Davivienda SA............................    209,529      1,842,763
      Bancolombia SA.................................     30,330        259,830
      Grupo Argos SA.................................     15,531         89,544
      Grupo Aval Acciones y Valores SA...............  4,185,719      1,595,209
      Grupo de Inversiones Suramericana SA...........    105,209      1,285,812
                                                                 --------------
TOTAL COLOMBIA.......................................                 5,073,158
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               125,529,620
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
#*    China Resources Beer Holdings Co., Ltd. Rights
        08/09/16.....................................    370,901        151,546
                                                                 --------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17....................    870,350        248,636
*     Berli Jucker Co. Rights 08/04/16...............    565,300        174,475
                                                                 --------------
TOTAL THAILAND.......................................                   423,111
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   574,657
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             4,824,657,908
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund................. 12,710,661    147,062,346
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,047,288,533)^^............................            $4,971,720,254
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ----------------------------------------------------
                            LEVEL 1          LEVEL 2     LEVEL 3     TOTAL
                         --------------   -------------- ------- --------------
Common Stocks
   Brazil............... $  274,531,760               --   --    $  274,531,760
   Chile................     71,919,873               --   --        71,919,873
   China................    113,137,342   $  596,548,608   --       709,685,950
   Colombia.............     22,530,641               --   --        22,530,641
   Czech Republic.......             --        8,842,633   --         8,842,633
   Egypt................         32,981        6,449,294   --         6,482,275
   Greece...............             --       11,994,615   --        11,994,615
   Hungary..............             --       16,364,587   --        16,364,587
   India................     32,102,257      576,958,649   --       609,060,906
   Indonesia............      6,498,196      153,492,878   --       159,991,074
   Malaysia.............             --      185,125,527   --       185,125,527
   Mexico...............    250,730,383               --   --       250,730,383
   Peru.................     15,319,283               --   --        15,319,283
   Philippines..........      2,255,438       92,549,460   --        94,804,898
   Poland...............             --       72,535,208   --        72,535,208
   Russia...............        766,238       84,582,755   --        85,348,993
   South Africa.........     87,575,957      351,043,121   --       438,619,078
   South Korea..........     25,744,726      699,696,875   --       725,441,601
   Taiwan...............     56,882,400      664,775,183   --       721,657,583
   Thailand.............    139,320,152               --   --       139,320,152
   Turkey...............        637,222       75,292,016   --        75,929,238
   United Kingdom.......             --        2,317,373   --         2,317,373
Preferred Stocks
   Brazil...............    120,006,139               --   --       120,006,139
   Chile................        450,323               --   --           450,323
   Colombia.............      5,073,158               --   --         5,073,158
Rights/Warrants
   China................             --          151,546   --           151,546
   Thailand.............             --          423,111   --           423,111
Securities Lending
  Collateral............             --      147,062,346   --       147,062,346
Futures Contracts**.....      2,709,606               --   --         2,709,606
                         --------------   --------------   --    --------------
TOTAL................... $1,228,224,075   $3,746,205,785   --    $4,974,429,860
                         ==============   ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                       --------- ------------
COMMON STOCKS -- (95.2%)

Consumer Discretionary -- (15.3%)
*   1-800-Flowers.com, Inc. Class A...................    44,330 $    404,733
    Aaron's, Inc......................................     4,830      115,678
#   Arctic Cat, Inc...................................     3,436       53,636
#*  Ascent Capital Group, Inc. Class A................     8,564      145,759
    Autoliv, Inc......................................     9,404      994,943
*   Ballantyne Strong, Inc............................     9,030       47,137
*   Barnes & Noble Education, Inc.....................     7,710       89,128
    Barnes & Noble, Inc...............................    12,200      159,576
#   Bassett Furniture Industries, Inc.................     2,900       74,907
    Beasley Broadcast Group, Inc. Class A.............     9,471       50,196
#*  Beazer Homes USA, Inc.............................     4,326       41,486
*   Belmond, Ltd. Class A.............................    75,198      864,025
#   Best Buy Co., Inc.................................   197,800    6,646,080
    Big 5 Sporting Goods Corp.........................     8,501       89,771
#*  Biglari Holdings, Inc.............................         8        3,321
#*  BJ's Restaurants, Inc.............................    25,971    1,008,714
#   Bob Evans Farms, Inc..............................    52,387    1,926,794
*   Build-A-Bear Workshop, Inc........................    25,874      352,663
*   Cabela's, Inc.....................................    53,051    2,739,023
#   Cable One, Inc....................................     5,780    3,028,026
    Caleres, Inc......................................    74,697    1,966,025
    Callaway Golf Co..................................    38,543      412,410
*   Cambium Learning Group, Inc.......................    37,733      182,628
    Canterbury Park Holding Corp......................     2,755       30,030
#   Carnival Corp.....................................   489,649   22,876,401
#   Carriage Services, Inc............................    20,916      508,468
*   Cavco Industries, Inc.............................     7,600      755,288
#   CBS Corp. Class A.................................    28,263    1,554,465
    CBS Corp. Class B.................................   201,625   10,528,857
*   Charter Communications, Inc. Class A..............   339,394   79,713,469
*   Christopher & Banks Corp..........................    56,231      114,149
    Churchill Downs, Inc..............................     7,682    1,007,341
    Citi Trends, Inc..................................     3,415       56,962
    Columbia Sportswear Co............................     8,634      494,296
    Comcast Corp. Class A............................. 3,718,201  250,049,017
#*  Conn's, Inc.......................................    25,450      180,949
#   Core-Mark Holding Co., Inc........................    96,236    4,711,715
    CSS Industries, Inc...............................    10,852      285,516
#   CST Brands, Inc...................................    50,181    2,244,094
    Culp, Inc.........................................    10,036      286,327
*   Delta Apparel, Inc................................     7,532      179,939
    Destination Maternity Corp........................       200        1,124
    DeVry Education Group, Inc........................     8,757      195,018
#   Dillard's, Inc. Class A...........................   120,300    8,141,904
*   Discovery Communications, Inc. Class B............     3,762       99,204
*   Discovery Communications, Inc. Class C............     3,762       92,319
*   Dixie Group, Inc. (The)...........................    11,800       43,660
#*  Dorman Products, Inc..............................    20,712    1,319,354
    Dover Motorsports, Inc............................    15,098       31,706
    DR Horton, Inc....................................   208,125    6,843,150
*   DreamWorks Animation SKG, Inc. Class A............    46,429    1,902,196

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Educational Development Corp......................     1,679 $    22,566
*   Eldorado Resorts, Inc.............................    18,512     267,498
    Escalade, Inc.....................................       277       2,972
#*  EW Scripps Co. (The) Class A......................    81,265   1,378,254
#*  Federal-Mogul Holdings Corp.......................    36,417     321,926
    Flanigan's Enterprises, Inc.......................       865      20,561
    Flexsteel Industries, Inc.........................     2,068      84,995
    Ford Motor Co..................................... 2,008,992  25,433,839
#   Fred's, Inc. Class A..............................    47,275     751,200
#*  FTD Cos., Inc.....................................    24,893     630,042
#*  G-III Apparel Group, Ltd..........................    22,788     912,204
#   GameStop Corp. Class A............................   104,752   3,242,074
*   Gaming Partners International Corp................       500       4,775
    Gannett Co., Inc..................................    59,819     763,290
    General Motors Co................................. 1,002,451  31,617,305
*   Genesco, Inc......................................     7,056     489,828
    Graham Holdings Co. Class B.......................     5,780   2,908,727
#*  Gray Television, Inc..............................    46,874     464,053
#   Group 1 Automotive, Inc...........................    57,936   3,610,572
    Harte-Hanks, Inc..................................    55,608      92,309
#   Haverty Furniture Cos., Inc.......................    33,479     617,018
#*  Helen of Troy, Ltd................................    64,389   6,413,788
#*  hhgregg, Inc......................................    24,498      50,956
    Hooker Furniture Corp.............................    14,814     342,648
*   Hyatt Hotels Corp. Class A........................    14,601     736,474
#*  Iconix Brand Group, Inc...........................    65,319     470,297
    International Speedway Corp. Class A..............    24,844     838,982
*   J Alexander's Holdings, Inc.......................     2,666      25,514
#*  JAKKS Pacific, Inc................................    13,103     120,810
#*  JC Penney Co., Inc................................    85,215     823,177
    Johnson Outdoors, Inc. Class A....................    15,588     474,655
#   KB Home...........................................    30,800     483,560
#   Kohl's Corp.......................................    14,353     596,941
    La-Z-Boy, Inc.....................................    56,332   1,702,353
*   Lakeland Industries, Inc..........................    11,757     119,216
#*  Lands' End, Inc...................................    21,056     299,206
#   Lennar Corp. Class A..............................   224,100  10,487,880
    Lennar Corp. Class B..............................     7,868     295,365
#*  Liberty Braves Group Class A......................     9,638     158,931
#*  Liberty Braves Group Class B......................       762      12,824
*   Liberty Braves Group Class C......................    20,801     332,400
*   Liberty Broadband Corp. Class A...................    24,095   1,513,407
*   Liberty Broadband Corp. Class B...................     1,905     128,721
#*  Liberty Broadband Corp. Class C...................    67,601   4,279,819
*   Liberty Interactive Corp., QVC Group Class A......   882,463  23,658,833
#*  Liberty Interactive Corp., QVC Group Class B......    35,706     990,663
*   Liberty Media Group Class A.......................    24,095     546,956
#*  Liberty Media Group Class B.......................     1,905      53,150
#*  Liberty Media Group Class C.......................    52,002   1,165,885
*   Liberty SiriusXM Group Class A....................    96,383   3,445,692
#*  Liberty SiriusXM Group Class B....................     7,622     272,639
*   Liberty SiriusXM Group Class C....................   208,010   7,332,352
*   Liberty TripAdvisor Holdings, Inc. Class A........    76,802   1,817,903

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B........   3,570 $    88,036
*   Liberty Ventures Series A......................... 202,261   7,627,262
#*  Liberty Ventures Series B.........................   8,645     340,699
    Lifetime Brands, Inc..............................  16,431     220,011
#   Lithia Motors, Inc. Class A.......................  34,933   3,014,369
#*  Live Nation Entertainment, Inc.................... 145,347   3,985,415
#*  Loral Space & Communications, Inc.................   1,920      67,450
*   Luby's, Inc.......................................  32,226     149,529
*   M/I Homes, Inc....................................  37,930     855,321
*   Madison Square Garden Co. (The) Class A...........   9,852   1,800,847
    Marcus Corp. (The)................................  18,899     418,613
#*  MarineMax, Inc....................................  29,164     589,113
#   Marriott Vacations Worldwide Corp.................   2,531     193,115
#*  McClatchy Co. (The) Class A.......................   6,060     117,200
*   Media General, Inc................................  25,196     443,198
#   Meredith Corp.....................................  32,676   1,780,188
#*  Meritage Homes Corp...............................  28,156   1,024,597
*   MGM Resorts International......................... 227,871   5,464,347
*   Modine Manufacturing Co...........................  14,650     140,640
*   Mohawk Industries, Inc............................  98,740  20,630,736
*   Monarch Casino & Resort, Inc......................   1,103      25,733
#*  Motorcar Parts of America, Inc....................  13,074     366,464
#   Movado Group, Inc.................................  21,998     496,935
*   MSG Networks, Inc. Class A........................  29,558     474,406
*   Murphy USA, Inc...................................  30,778   2,358,826
#   NACCO Industries, Inc. Class A....................   6,832     384,437
*   New York & Co., Inc...............................   6,926      12,882
    Newell Brands, Inc................................ 209,562  10,993,623
    News Corp. Class A................................ 402,247   5,217,144
#   News Corp. Class B................................  99,903   1,342,696
*   Office Depot, Inc................................. 181,609     628,367
#   Penske Automotive Group, Inc......................  43,845   1,737,139
*   Perry Ellis International, Inc....................  19,169     410,600
#   PulteGroup, Inc................................... 143,221   3,033,421
    PVH Corp..........................................  31,964   3,230,282
    RCI Hospitality Holdings, Inc.....................  12,026     128,077
#*  Red Robin Gourmet Burgers, Inc....................  31,175   1,507,623
*   Regis Corp........................................  49,623     666,933
#   Rent-A-Center, Inc................................  76,435     825,498
    Rocky Brands, Inc.................................   8,729      95,757
#   Royal Caribbean Cruises, Ltd...................... 322,500  23,361,900
#*  Ruby Tuesday, Inc.................................  17,500      70,700
    Saga Communications, Inc. Class A.................   8,693     356,587
    Salem Media Group, Inc............................  10,922      82,680
    Scholastic Corp...................................  30,900   1,269,990
*   Sequential Brands Group, Inc......................      70         569
#   Service Corp. International....................... 274,069   7,597,193
*   Shiloh Industries, Inc............................  15,461     149,817
#   Shoe Carnival, Inc................................  33,450     880,069
    Spartan Motors, Inc...............................  16,820     142,802
    Speedway Motorsports, Inc.........................  16,132     285,052
#   Stage Stores, Inc.................................  37,214     220,679
    Standard Motor Products, Inc......................  37,342   1,566,123

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
    Staples, Inc......................................   426,509 $  3,962,269
*   Starz Class B.....................................     7,422      229,488
*   Stoneridge, Inc...................................    19,361      322,941
#   Strattec Security Corp............................     5,224      232,990
    Superior Industries International, Inc............    23,275      711,284
    Superior Uniform Group, Inc.......................    17,956      288,553
*   Sypris Solutions, Inc.............................     8,460        7,445
    Tailored Brands, Inc..............................    52,860      774,399
*   Tandy Leather Factory, Inc........................     9,974       71,214
    Target Corp.......................................     4,925      371,000
    TEGNA, Inc........................................   119,639    2,620,094
    Time Warner, Inc.................................. 1,534,860  117,647,019
#   Time, Inc.........................................   191,857    3,133,025
#*  Toll Brothers, Inc................................   179,799    5,036,170
*   Trans World Entertainment Corp....................     5,781       20,523
*   Tuesday Morning Corp..............................    60,500      477,345
    Twenty-First Century Fox, Inc. Class A............ 1,287,383   34,295,883
    Twenty-First Century Fox, Inc. Class B............   550,972   14,892,773
*   Unifi, Inc........................................    43,422    1,173,697
*   Universal Electronics, Inc........................     3,206      247,952
#   Vail Resorts, Inc.................................    11,600    1,659,612
*   Vista Outdoor, Inc................................    77,610    3,884,380
*   VOXX International Corp...........................     3,750        9,938
    Walt Disney Co. (The).............................    26,220    2,515,809
#   Wendy's Co. (The).................................   242,704    2,344,521
#*  West Marine, Inc..................................    26,468      231,860
    Whirlpool Corp....................................    30,049    5,780,226
#   Wyndham Worldwide Corp............................    94,848    6,736,105
                                                                 ------------
Total Consumer Discretionary..........................            887,821,787
                                                                 ------------
Consumer Staples -- (8.3%)
#   Alico, Inc........................................       960       28,397
#*  Alliance One International, Inc...................     3,508       60,688
    Andersons, Inc. (The).............................    23,660      874,947
    Archer-Daniels-Midland Co.........................   813,476   36,671,498
    Bunge, Ltd........................................   121,368    7,990,869
*   CCA Industries, Inc...............................     8,323       26,592
*   Central Garden & Pet Co...........................    25,184      610,964
*   Central Garden & Pet Co. Class A..................    48,121    1,096,678
    Constellation Brands, Inc. Class A................   249,042   40,999,784
    Constellation Brands, Inc. Class B................    12,715    2,109,037
#*  Craft Brew Alliance, Inc..........................     9,754      114,512
    CVS Health Corp................................... 1,510,745  140,076,276
#   Fresh Del Monte Produce, Inc......................    39,437    2,241,993
#*  Hain Celestial Group, Inc. (The)..................    87,292    4,608,145
    Ingles Markets, Inc. Class A......................    11,437      444,099
    Ingredion, Inc....................................    62,117    8,276,469
    JM Smucker Co. (The)..............................   108,204   16,680,729
    John B. Sanfilippo & Son, Inc.....................    10,428      486,675
    Kraft Heinz Co. (The).............................   119,352   10,310,819
#*  Landec Corp.......................................    37,056      426,144
*   Mannatech, Inc....................................       717       13,092
#   MGP Ingredients, Inc..............................     4,788      205,884

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class A..................     1,908 $    191,124
    Molson Coors Brewing Co. Class B..................   186,550   19,057,948
    Mondelez International, Inc. Class A.............. 2,081,099   91,526,734
*   Nutraceutical International Corp..................    14,615      374,729
    Oil-Dri Corp. of America..........................     5,047      189,010
#*  Omega Protein Corp................................    25,852      582,187
#*  Post Holdings, Inc................................    50,201    4,350,921
    Reynolds American, Inc............................   188,277    9,425,147
    Sanderson Farms, Inc..............................    16,100    1,410,199
#*  Seaboard Corp.....................................     1,812    5,309,160
#*  Seneca Foods Corp. Class A........................     6,301      246,810
*   Seneca Foods Corp. Class B........................       300       12,300
#   Snyder's-Lance, Inc...............................    32,153    1,101,562
    SpartanNash Co....................................    34,281    1,079,852
#   Spectrum Brands Holdings, Inc.....................    46,130    5,940,160
#*  TreeHouse Foods, Inc..............................    24,190    2,496,166
    Tyson Foods, Inc. Class A.........................   405,030   29,810,208
#   Universal Corp....................................    22,290    1,322,020
    Wal-Mart Stores, Inc..............................     8,438      615,721
    Walgreens Boots Alliance, Inc.....................   370,388   29,353,249
    Weis Markets, Inc.................................    11,602      599,475
                                                                 ------------
Total Consumer Staples................................            479,348,973
                                                                 ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.....................     6,004      181,741
#   Alon USA Energy, Inc..............................    33,484      236,732
    Anadarko Petroleum Corp...........................   475,268   25,916,364
#   Apache Corp.......................................    77,083    4,046,858
    Archrock, Inc.....................................    69,200      616,572
#   Atwood Oceanics, Inc..............................     4,600       49,128
    Baker Hughes, Inc.................................   127,976    6,121,092
*   Barnwell Industries, Inc..........................     7,870       11,726
#   Bristow Group, Inc................................    40,138      433,892
#   California Resources Corp.........................     2,132       21,874
#*  Callon Petroleum Co...............................    13,214      150,508
    Chevron Corp...................................... 1,182,771  121,210,372
#*  Cloud Peak Energy, Inc............................    33,115      112,922
    ConocoPhillips.................................... 1,728,838   70,571,167
*   Contango Oil & Gas Co.............................     1,064        9,821
*   Dawson Geophysical Co.............................    30,611      228,052
    Delek US Holdings, Inc............................    52,256      654,245
#   Denbury Resources, Inc............................   289,460      839,434
    EOG Resources, Inc................................    86,247    7,046,380
#*  Era Group, Inc....................................    24,458      214,741
#*  Exterran Corp.....................................    34,600      440,112
    Exxon Mobil Corp.................................. 2,285,264  203,274,233
#   Green Plains, Inc.................................    26,534      601,791
    Gulf Island Fabrication, Inc......................    15,018      127,052
#*  Gulfmark Offshore, Inc. Class A...................    27,750       80,475
    Halliburton Co....................................    47,970    2,094,370
#*  Harvest Natural Resources, Inc....................    12,050        6,989
#*  Helix Energy Solutions Group, Inc.................   103,010      817,899
#   Helmerich & Payne, Inc............................   108,670    6,734,280

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
    Hess Corp......................................... 165,152 $  8,860,405
#   HollyFrontier Corp................................  32,210      818,778
#*  Hornbeck Offshore Services, Inc...................  29,719      237,158
    Kinder Morgan, Inc................................ 260,042    5,286,654
    Marathon Oil Corp................................. 467,019    6,370,139
    Marathon Petroleum Corp........................... 903,936   35,606,039
*   Matrix Service Co.................................  15,423      255,559
#   Murphy Oil Corp................................... 118,565    3,252,238
#   Nabors Industries, Ltd............................ 181,974    1,637,766
#   National Oilwell Varco, Inc....................... 250,948    8,118,168
*   Natural Gas Services Group, Inc...................  15,026      377,303
*   Newpark Resources, Inc............................  97,395      615,536
    Noble Corp. P.L.C.................................  74,243      547,913
    Noble Energy, Inc................................. 133,794    4,779,122
    Occidental Petroleum Corp......................... 184,373   13,778,194
    Overseas Shipholding Group, Inc. Class A..........      39          499
#*  Parker Drilling Co................................ 142,573      295,126
#   Patterson-UTI Energy, Inc......................... 152,325    2,953,582
#*  PDC Energy, Inc...................................  24,103    1,320,121
*   PHI, Inc. Non-voting..............................  15,570      300,812
#*  PHI, Inc. Voting..................................   1,099       21,359
    Phillips 66....................................... 883,414   67,192,469
*   Pioneer Energy Services Corp......................  74,262      233,925
    Pioneer Natural Resources Co......................  88,400   14,371,188
    QEP Resources, Inc................................  33,043      601,383
#*  Renewable Energy Group, Inc.......................   2,882       28,100
#*  REX American Resources Corp.......................   4,050      266,490
#   Rowan Cos. P.L.C. Class A......................... 118,378    1,804,081
    Schlumberger, Ltd................................. 602,942   48,548,890
#*  SEACOR Holdings, Inc..............................  20,471    1,157,021
    SemGroup Corp. Class A............................   4,727      136,894
#   Ship Finance International, Ltd...................  12,481      188,463
#   Superior Energy Services, Inc.....................  75,686    1,208,705
#   Teekay Corp.......................................  37,720      233,864
    Tesco Corp........................................   3,745       24,754
    Tesoro Corp....................................... 168,807   12,854,653
*   TETRA Technologies, Inc...........................  11,632       69,908
#   Tidewater, Inc....................................  20,555       87,770
#   Transocean, Ltd................................... 252,980    2,780,250
#*  Unit Corp.........................................  52,140      651,750
    Valero Energy Corp................................ 605,899   31,676,400
#*  Weatherford International P.L.C...................  46,788      265,756
    Western Refining, Inc.............................  47,810      996,839
*   Whiting Petroleum Corp............................  16,007      117,972
*   Willbros Group, Inc...............................  18,620       38,171
                                                               ------------
Total Energy..........................................          733,818,989
                                                               ------------
Financials -- (18.0%)
    1st Source Corp...................................  45,305    1,522,701
    Aflac, Inc........................................ 130,228    9,412,880
    Alexander & Baldwin, Inc..........................  66,838    2,633,417
*   Alleghany Corp....................................   3,115    1,693,002
    Allied World Assurance Co. Holdings AG............  76,431    3,132,907

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Allstate Corp. (The)..............................   211,174 $14,429,519
    American Equity Investment Life Holding Co........    88,700   1,412,991
    American Financial Group, Inc.....................   173,596  12,689,868
*   American Independence Corp........................       173       4,273
    American International Group, Inc.................   838,781  45,663,238
    American National Insurance Co....................    23,302   2,664,584
#   Ameris Bancorp....................................    10,350     343,206
    AmeriServ Financial, Inc..........................    33,075     102,863
*   Arch Capital Group, Ltd...........................     3,094     224,717
    Argo Group International Holdings, Ltd............    51,636   2,679,392
    Aspen Insurance Holdings, Ltd.....................   102,623   4,716,553
    Associated Banc-Corp..............................    31,434     584,672
    Assurant, Inc.....................................    65,820   5,463,718
    Assured Guaranty, Ltd.............................   122,989   3,294,875
*   Asta Funding, Inc.................................     7,527      81,292
    Astoria Financial Corp............................    19,344     283,776
*   Atlanticus Holdings Corp..........................    19,218      57,462
#*  AV Homes, Inc.....................................     3,852      55,161
    Axis Capital Holdings, Ltd........................     8,510     472,986
    Baldwin & Lyons, Inc. Class A.....................       300       7,433
    Baldwin & Lyons, Inc. Class B.....................     6,556     173,668
#*  Bancorp, Inc. (The)...............................       459       2,433
    Bank Mutual Corp..................................    14,475     110,589
    Bank of America Corp.............................. 5,529,894  80,128,164
    Bank of New York Mellon Corp. (The)...............   542,295  21,366,423
    BankFinancial Corp................................    21,475     261,995
    BB&T Corp.........................................   120,935   4,458,873
    BCB Bancorp, Inc..................................     1,059      11,194
    Berkshire Hills Bancorp, Inc......................    30,747     810,798
    Capital City Bank Group, Inc......................    15,389     220,217
    Capital One Financial Corp........................   373,787  25,073,632
*   Cascade Bancorp...................................    15,799      89,106
    Cathay General Bancorp............................    17,730     531,545
    CenterState Banks, Inc............................       747      12,445
    Century Bancorp, Inc. Class A.....................       495      21,612
    Chicopee Bancorp, Inc.............................       366       6,873
    Chubb, Ltd........................................    98,118  12,290,261
#   Cincinnati Financial Corp.........................    16,626   1,241,962
#   CIT Group, Inc....................................    45,907   1,586,546
    Citigroup, Inc.................................... 1,870,326  81,938,982
    Citizens Community Bancorp, Inc...................    10,355     105,000
    CME Group, Inc....................................   414,385  42,366,722
    CNA Financial Corp................................   233,574   7,434,660
    CNO Financial Group, Inc..........................   301,264   5,232,956
    Codorus Valley Bancorp, Inc.......................       138       2,927
#   Comerica, Inc.....................................    16,431     743,338
    Community West Bancshares.........................       400       3,024
*   Consumer Portfolio Services, Inc..................    30,005     127,221
#*  Cowen Group, Inc. Class A.........................    15,961      49,798
    Donegal Group, Inc. Class A.......................    13,586     219,686
    Donegal Group, Inc. Class B.......................       300       4,782
*   E*TRADE Financial Corp............................    89,699   2,249,651
    Eastern Virginia Bankshares, Inc..................       307       2,312

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    EMC Insurance Group, Inc..........................  27,511 $   762,880
#*  Emergent Capital, Inc.............................   3,602      13,363
    Endurance Specialty Holdings, Ltd.................  94,576   6,396,175
    Enterprise Financial Services Corp................   3,235      93,039
    ESSA Bancorp, Inc.................................   8,217     116,353
    Evans Bancorp, Inc................................   1,681      42,849
    Everest Re Group, Ltd.............................  34,913   6,598,906
    Farmers Capital Bank Corp.........................     302       8,921
    FBL Financial Group, Inc. Class A.................  24,660   1,538,044
    Federal Agricultural Mortgage Corp. Class A.......     177       7,099
    Federal Agricultural Mortgage Corp. Class C.......   9,200     353,556
    Federated National Holding Co.....................  13,665     286,282
    Fidelity Southern Corp............................   7,213     124,136
    Fifth Third Bancorp...............................  92,166   1,749,311
*   First Acceptance Corp.............................  27,347      41,567
#   First American Financial Corp.....................  61,982   2,591,467
#   First Bancorp.....................................  16,138     302,103
    First Busey Corp..................................   3,594      80,973
    First Business Financial Services, Inc............     964      22,856
    First Citizens BancShares, Inc. Class A...........   8,627   2,241,122
#   First Commonwealth Financial Corp.................  30,547     294,779
    First Community Bancshares, Inc...................     183       4,196
    First Defiance Financial Corp.....................  10,880     453,587
    First Financial Northwest, Inc....................  25,371     354,687
    First Merchants Corp..............................  41,623   1,090,523
    First Midwest Bancorp, Inc........................   7,168     133,827
    First South Bancorp, Inc..........................   2,278      21,892
    FNB Corp..........................................  63,117     754,248
    FNF Group.........................................  46,321   1,744,912
#*  FNFV Group........................................  15,438     184,175
#*  Genworth Financial, Inc. Class A..................  34,964      99,997
#   German American Bancorp, Inc......................   4,179     142,086
*   Global Indemnity P.L.C............................   8,282     248,708
    Goldman Sachs Group, Inc. (The)................... 209,155  33,215,906
    Great Southern Bancorp, Inc.......................   1,616      63,347
    Great Western Bancorp, Inc........................     260       8,624
    Griffin Industrial Realty, Inc....................   1,500      48,285
    Guaranty Federal Bancshares, Inc..................   1,684      27,146
*   Hallmark Financial Services, Inc..................  20,834     221,049
    Hanover Insurance Group, Inc. (The)...............  88,829   7,314,180
    Hartford Financial Services Group, Inc. (The)..... 320,787  12,783,362
    Heartland Financial USA, Inc......................     465      17,075
#*  Hilltop Holdings, Inc.............................  26,171     570,004
#   Hingham Institution for Savings...................     500      65,500
*   HMN Financial, Inc................................   3,456      47,555
    Home Bancorp, Inc.................................     719      20,808
    HopFed Bancorp, Inc...............................   6,781      77,236
    Horace Mann Educators Corp........................  58,206   1,989,481
    Huntington Bancshares, Inc........................  70,847     673,046
    Iberiabank Corp...................................     697      43,542
    Independence Holding Co...........................  13,333     232,128
#   Infinity Property & Casualty Corp.................  15,800   1,296,232
    International Bancshares Corp.....................     800      21,936

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
#   Investment Technology Group, Inc..................    23,677 $    395,406
    Investors Title Co................................     1,169      117,484
#   Janus Capital Group, Inc..........................    24,840      375,084
    JPMorgan Chase & Co............................... 2,549,091  163,065,351
#   Kemper Corp.......................................    46,361    1,588,791
    Kentucky First Federal Bancorp....................     2,400       19,824
    KeyCorp...........................................   526,210    6,156,657
    Lake Sunapee Bank Group...........................     3,667       67,619
    Lakeland Bancorp, Inc.............................     8,740      104,093
    Landmark Bancorp, Inc.............................     2,169       55,852
    Legg Mason, Inc...................................    56,555    1,930,788
    Lincoln National Corp.............................   134,595    5,877,764
    Loews Corp........................................   243,798   10,076,171
#   M&T Bank Corp.....................................     4,241      485,849
    Macatawa Bank Corp................................    17,006      131,796
#   Mackinac Financial Corp...........................     6,893       80,303
#   Maiden Holdings, Ltd..............................     5,792       80,914
    MainSource Financial Group, Inc...................    45,000    1,002,150
*   Markel Corp.......................................       101       95,824
    Marlin Business Services Corp.....................    14,241      261,465
    MB Financial, Inc.................................    19,678      755,438
#*  MBIA, Inc.........................................    82,267      694,333
    MBT Financial Corp................................    24,724      222,269
    Mercantile Bank Corp..............................     4,422      111,346
    Meta Financial Group, Inc.........................     1,083       59,229
    MetLife, Inc......................................   958,812   40,979,625
    MidWestOne Financial Group, Inc...................       346       10,017
    Morgan Stanley.................................... 1,036,923   29,790,798
    MutualFirst Financial, Inc........................     2,300       66,079
    Nasdaq, Inc.......................................    42,129    2,981,048
    National Western Life Group, Inc. Class A.........       900      170,226
    Navigators Group, Inc. (The)......................     3,685      345,174
    New York Community Bancorp, Inc...................    52,185      754,073
*   NewStar Financial, Inc............................    41,166      420,717
    Northrim BanCorp, Inc.............................     5,734      162,846
    OFG Bancorp.......................................    30,191      320,327
    Old Republic International Corp...................   172,923    3,351,248
    Oppenheimer Holdings, Inc. Class A................     3,097       48,747
*   Pacific Mercantile Bancorp........................     4,174       28,508
    PacWest Bancorp...................................     1,076       44,493
    Park Sterling Corp................................       992        7,658
#   People's United Financial, Inc....................    68,700    1,041,492
    Peoples Bancorp of North Carolina, Inc............       250        5,120
    Peoples Bancorp, Inc..............................    15,923      357,471
*   PHH Corp..........................................    54,576      797,355
    Pinnacle Financial Partners, Inc..................    23,924    1,270,604
*   Piper Jaffray Cos.................................       312       12,898
    PNC Financial Services Group, Inc. (The)..........   149,271   12,337,248
    Popular, Inc......................................    56,536    1,904,698
    Premier Financial Bancorp, Inc....................     4,434       79,103
    Principal Financial Group, Inc....................   218,754   10,200,499
    Provident Financial Holdings, Inc.................       544       10,603
#   Provident Financial Services, Inc.................    21,059      424,339

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Prudential Financial, Inc.........................   497,625 $37,466,186
#   Radian Group, Inc.................................   161,945   2,089,090
    Regions Financial Corp............................ 1,302,555  11,944,429
    Reinsurance Group of America, Inc.................   169,166  16,789,725
#   RenaissanceRe Holdings, Ltd.......................    12,667   1,488,626
    Renasant Corp.....................................    42,102   1,356,526
#*  Republic First Bancorp, Inc.......................     2,174       9,544
    Resource America, Inc. Class A....................    21,051     205,037
    Riverview Bancorp, Inc............................     1,682       7,889
    Safety Insurance Group, Inc.......................    26,197   1,668,749
    Sandy Spring Bancorp, Inc.........................     9,125     272,290
*   Select Bancorp, Inc...............................       600       4,854
#   Selective Insurance Group, Inc....................    45,200   1,770,032
    SI Financial Group, Inc...........................     5,661      75,688
    South State Corp..................................     8,549     623,308
*   Southern First Bancshares, Inc....................     1,216      32,905
#   Southwest Bancorp, Inc............................    16,974     329,635
#   State Auto Financial Corp.........................    15,100     340,958
    State Street Corp.................................    12,833     844,155
    Sterling Bancorp..................................    70,552   1,191,623
    Stewart Information Services Corp.................    12,271     525,322
*   Stratus Properties, Inc...........................     3,069      53,984
    Suffolk Bancorp...................................       205       6,747
    SunTrust Banks, Inc...............................   255,532  10,806,448
*   Synchrony Financial...............................   914,357  25,492,273
    Synovus Financial Corp............................    22,796     693,910
    Timberland Bancorp, Inc...........................     2,500      37,425
    Tiptree Financial, Inc. Class A...................    37,071     193,511
    Torchmark Corp....................................     7,000     433,090
    Travelers Cos., Inc. (The)........................   141,562  16,452,336
    Trico Bancshares..................................       854      22,221
#   Trustmark Corp....................................     4,194     109,463
#   Umpqua Holdings Corp..............................    34,932     532,014
*   Unico American Corp...............................     1,900      19,722
    Union Bankshares Corp.............................    37,042     994,207
#   United Bankshares, Inc............................    12,121     464,234
    United Financial Bancorp, Inc.....................     9,193     120,888
    United Fire Group, Inc............................    24,429   1,026,018
*   United Security Bancshares........................       428       2,577
    Unity Bancorp, Inc................................     3,636      45,886
    Univest Corp. of Pennsylvania.....................       156       3,290
    Unum Group........................................   517,445  17,287,837
    Validus Holdings, Ltd.............................     8,958     442,794
    Valley National Bancorp...........................       768       6,966
    Voya Financial, Inc...............................    14,373     368,380
    Washington Federal, Inc...........................    97,887   2,447,175
    Waterstone Financial, Inc.........................     1,426      22,360
    Wells Fargo & Co.................................. 1,742,901  83,606,961
    WesBanco, Inc.....................................    31,678     979,484
#   West BanCorp, Inc.................................     5,278     100,282
    Westfield Financial, Inc..........................    10,811      85,083
    Wintrust Financial Corp...........................    24,224   1,279,027
#   WR Berkley Corp...................................     5,305     308,698

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
            XL Group, Ltd.............................   240,766 $    8,332,911
            Zions Bancorporation......................    53,325      1,486,701
                                                                 --------------
Total Financials......................................            1,045,178,230
                                                                 --------------
Health Care -- (11.3%)
            Abbott Laboratories.......................    20,941        937,110
#           Aceto Corp................................    31,686        814,647
#*          Addus HomeCare Corp.......................     2,044         38,550
            Aetna, Inc................................   558,462     64,340,407
#*          Albany Molecular Research, Inc............    24,874        359,181
*           Alere, Inc................................    45,800      1,717,500
*           Allergan P.L.C............................    84,749     21,437,260
#*          Amsurg Corp...............................    30,743      2,306,032
            Analogic Corp.............................     2,988        251,052
*           AngioDynamics, Inc........................    14,354        238,133
#*          Anika Therapeutics, Inc...................    14,671        732,376
            Anthem, Inc...............................   504,640     66,279,418
*           Arrhythmia Research Technology, Inc.......     1,200          5,070
*           Boston Scientific Corp.................... 1,204,199     29,237,952
#*          Brookdale Senior Living, Inc..............     4,785         88,379
            Cigna Corp................................    42,954      5,539,348
#           CONMED Corp...............................    43,239      1,757,233
            Cooper Cos., Inc. (The)...................    13,956      2,546,551
*           Cross Country Healthcare, Inc.............     7,595        111,039
            CryoLife, Inc.............................    17,502        255,004
*           Cumberland Pharmaceuticals, Inc...........    23,319        110,066
*           Cutera, Inc...............................     1,289         13,908
*           Cynosure, Inc. Class A....................     8,077        443,912
            Danaher Corp..............................    86,326      7,030,389
            Digirad Corp..............................    26,711        156,526
#*          Emergent Biosolutions, Inc................     8,678        289,758
*           Enzo Biochem, Inc.........................    41,397        288,537
#*          Exactech, Inc.............................     3,390         91,632
*           Express Scripts Holding Co................   493,239     37,520,691
*           Five Star Quality Care, Inc...............    28,953         68,619
*           Harvard Bioscience, Inc...................    32,107         91,505
*           Healthways, Inc...........................    37,281        627,812
*           Hologic, Inc..............................   305,036     11,740,836
            Humana, Inc...............................   236,814     40,862,256
*           Impax Laboratories, Inc...................     4,700        147,674
*           Integer Holdings Corp.....................    41,672        925,535
#           Invacare Corp.............................     7,330         84,442
            Kewaunee Scientific Corp..................     1,631         33,028
#           Kindred Healthcare, Inc...................    56,891        697,484
            LeMaitre Vascular, Inc....................     5,100         87,720
*           LHC Group, Inc............................     1,418         64,179
#*          LifePoint Health, Inc.....................    82,208      4,865,069
*           Magellan Health, Inc......................    17,899      1,225,545
(degrees)*  Medcath Corp..............................    29,240             --
            Medtronic P.L.C...........................   502,733     44,054,493
*           Merit Medical Systems, Inc................    13,395        313,979
#*          Molina Healthcare, Inc....................    24,941      1,416,898
            National HealthCare Corp..................     6,484        418,866

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
#*  Natus Medical, Inc................................    15,698 $    617,402
*   Nuvectra Corp.....................................    13,890       91,813
*   Omnicell, Inc.....................................    35,405    1,369,465
    PerkinElmer, Inc..................................    76,500    4,354,380
    Pfizer, Inc....................................... 4,982,507  183,804,683
*   PharMerica Corp...................................    33,305      884,581
#*  Prestige Brands Holdings, Inc.....................   111,489    5,964,661
*   Quorum Health Corp................................    21,979      239,351
*   RTI Surgical, Inc.................................    73,086      237,529
*   SciClone Pharmaceuticals, Inc.....................    13,028      137,576
#*  Select Medical Holdings Corp......................    42,204      485,346
*   Surmodics, Inc....................................     5,593      153,416
#   Teleflex, Inc.....................................    37,223    6,711,679
    Thermo Fisher Scientific, Inc.....................   499,520   79,343,757
#*  Triple-S Management Corp. Class B.................    20,684      513,997
    UnitedHealth Group, Inc...........................    89,716   12,847,331
#   Universal American Corp...........................    84,328      645,952
*   VCA, Inc..........................................    69,140    4,932,448
*   WellCare Health Plans, Inc........................    18,375    1,962,450
                                                                 ------------
Total Health Care.....................................            657,961,418
                                                                 ------------
Industrials -- (11.7%)
    AAR Corp..........................................    32,906      795,009
    ABM Industries, Inc...............................    64,500    2,400,045
    Acme United Corp..................................     1,030       22,310
#   Actuant Corp. Class A.............................    44,986    1,068,418
#*  AECOM.............................................    55,835    1,981,584
*   Aegion Corp.......................................    42,549      873,105
*   Aerovironment, Inc................................    35,065      994,093
    AGCO Corp.........................................    58,973    2,840,140
*   Air Transport Services Group, Inc.................     6,308       91,340
    Alamo Group, Inc..................................    22,751    1,527,275
#   Alaska Air Group, Inc.............................   105,252    7,075,039
    Albany International Corp. Class A................    20,551      869,924
    AMERCO............................................    29,431   11,640,255
*   Ameresco, Inc. Class A............................       981        4,856
    American Railcar Industries, Inc..................    20,003      840,326
#   Apogee Enterprises, Inc...........................    36,374    1,700,485
#   ArcBest Corp......................................    12,135      227,046
    Argan, Inc........................................        21          969
    Astec Industries, Inc.............................    22,925    1,381,919
*   Atlas Air Worldwide Holdings, Inc.................    31,815    1,375,362
#*  Avis Budget Group, Inc............................    94,608    3,474,952
    Barnes Group, Inc.................................    36,400    1,380,652
*   BlueLinx Holdings, Inc............................     1,705       12,617
    Brady Corp. Class A...............................    38,500    1,237,390
#   Briggs & Stratton Corp............................    41,033      932,680
*   CAI International, Inc............................    17,082      146,564
*   Casella Waste Systems, Inc. Class A...............     5,201       48,681
#   Caterpillar, Inc..................................   107,902    8,929,970
*   CBIZ, Inc.........................................    38,149      412,391
    CDI Corp..........................................    26,779      169,243
    CECO Environmental Corp...........................     3,773       34,900

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
#   Celadon Group, Inc................................    24,642 $    203,543
    Chicago Rivet & Machine Co........................       700       19,320
#   CIRCOR International, Inc.........................    10,019      570,482
    Columbus McKinnon Corp............................    17,542      291,022
    Comfort Systems USA, Inc..........................    44,560    1,353,733
    CompX International, Inc..........................       500        5,950
#   Covanta Holding Corp..............................    94,292    1,510,558
#*  Covenant Transportation Group, Inc. Class A.......     7,080      159,512
*   CRA International, Inc............................     7,613      210,271
    CSX Corp.......................................... 1,242,950   35,212,774
    Curtiss-Wright Corp...............................    46,353    4,124,953
#*  DigitalGlobe, Inc.................................    21,971      592,338
    Douglas Dynamics, Inc.............................    30,234      810,271
*   Ducommun, Inc.....................................    12,645      244,554
#*  Dycom Industries, Inc.............................    39,867    3,749,491
    Dynamic Materials Corp............................     1,436       14,705
    Eastern Co. (The).................................    10,193      179,703
    Eaton Corp. P.L.C.................................   171,640   10,883,692
    EMCOR Group, Inc..................................    50,540    2,815,078
    Encore Wire Corp..................................    19,966      749,324
*   Energy Recovery, Inc..............................     1,783       19,078
    EnerSys...........................................    43,239    2,695,952
*   Engility Holdings, Inc............................     7,988      231,972
#   Ennis, Inc........................................    31,756      550,014
    EnPro Industries, Inc.............................    17,635      806,801
    ESCO Technologies, Inc............................    17,601      745,402
    Espey Manufacturing & Electronics Corp............     1,671       43,388
    Essendant, Inc....................................    24,021      481,381
#*  Esterline Technologies Corp.......................    44,968    2,735,403
    Federal Signal Corp...............................    71,923      945,787
    FedEx Corp........................................   142,324   23,042,256
#   Fortune Brands Home & Security, Inc...............   149,626    9,466,837
*   Franklin Covey Co.................................     3,046       50,015
    FreightCar America, Inc...........................     9,404      140,120
*   FTI Consulting, Inc...............................    25,736    1,102,530
    G&K Services, Inc. Class A........................    29,714    2,383,360
#   GATX Corp.........................................    65,445    2,927,355
*   Gencor Industries, Inc............................     8,766      154,282
    General Electric Co............................... 3,873,888  120,632,872
#*  Genesee & Wyoming, Inc. Class A...................     1,200       77,700
*   Gibraltar Industries, Inc.........................    24,203      853,882
*   GP Strategies Corp................................    18,583      389,500
#   Granite Construction, Inc.........................    27,179    1,352,971
#*  Great Lakes Dredge & Dock Corp....................    69,820      310,001
#   Greenbrier Cos., Inc. (The).......................    22,451      737,066
#   Griffon Corp......................................    67,323    1,153,916
    H&E Equipment Services, Inc.......................    59,629    1,110,292
*   Hawaiian Holdings, Inc............................    18,070      822,727
    Heidrick & Struggles International, Inc...........    18,234      354,834
*   Herc Holdings, Inc................................    18,560      656,096
*   Hertz Global Holdings, Inc........................    55,682    2,710,600
*   Hill International, Inc...........................    27,154      113,232
    Huntington Ingalls Industries, Inc................    47,666    8,226,198

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Hurco Cos., Inc...................................   7,910 $   210,643
#*  Huron Consulting Group, Inc.......................   4,001     245,941
    Hyster-Yale Materials Handling, Inc...............  12,246     781,172
*   ICF International, Inc............................  31,660   1,310,091
    Ingersoll-Rand P.L.C.............................. 213,109  14,120,602
    Insteel Industries, Inc...........................  17,578     611,539
*   JetBlue Airways Corp.............................. 324,893   5,955,289
    Kadant, Inc.......................................   5,786     317,883
    KAR Auction Services, Inc.........................  18,100     774,137
    KBR, Inc..........................................   3,600      50,472
#   Kennametal, Inc...................................   1,000      24,860
*   Key Technology, Inc...............................   3,199      31,030
    Kimball International, Inc. Class B...............  31,258     356,029
    Korn/Ferry International..........................  33,148     762,735
#*  Kratos Defense & Security Solutions, Inc..........   2,711      11,956
    L-3 Communications Holdings, Inc.................. 100,470  15,234,266
#*  Lawson Products, Inc..............................   8,847     145,091
#   LB Foster Co. Class A.............................   6,682      70,027
#*  LMI Aerospace, Inc................................  13,807     107,418
    LS Starrett Co. (The) Class A.....................   4,097      49,205
    LSI Industries, Inc...............................  27,715     303,756
*   Lydall, Inc.......................................  14,605     652,551
    ManpowerGroup, Inc................................  22,886   1,588,288
    Marten Transport, Ltd.............................  47,782   1,034,480
    Matson, Inc.......................................  62,316   2,328,749
    Matthews International Corp. Class A..............  12,387     744,583
    McGrath RentCorp..................................  17,552     559,382
*   Mercury Systems, Inc..............................   2,055      53,266
*   MFRI, Inc.........................................   8,900      67,907
    Miller Industries, Inc............................  20,099     431,325
#   Mobile Mini, Inc..................................  54,461   1,770,527
*   Moog, Inc. Class A................................  35,339   1,946,119
    Mueller Industries, Inc...........................  30,912   1,052,244
    Mueller Water Products, Inc. Class A.............. 185,957   2,205,450
    Multi-Color Corp..................................     308      19,891
*   MYR Group, Inc....................................  19,582     483,088
#   National Presto Industries, Inc...................     571      51,127
*   Navigant Consulting, Inc..........................  12,297     242,374
    Nielsen Holdings P.L.C............................  16,256     875,548
#*  NL Industries, Inc................................  42,070     124,948
#   NN, Inc...........................................  18,396     310,341
    Norfolk Southern Corp............................. 545,229  48,950,660
    Northrop Grumman Corp............................. 175,493  38,017,049
*   Northwest Pipe Co.................................   6,690      75,597
#*  NOW, Inc..........................................  62,737   1,148,714
*   On Assignment, Inc................................  53,951   1,993,489
    Orbital ATK, Inc..................................  56,610   4,931,863
    Oshkosh Corp......................................  14,466     796,932
    Owens Corning..................................... 149,300   7,899,463
#*  PAM Transportation Services, Inc..................   9,249     185,257
#   Pentair P.L.C..................................... 117,934   7,526,548
#   Powell Industries, Inc............................   7,529     277,368
    Providence and Worcester Railroad Co..............     850      13,532

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc................................   2,390 $    60,610
    Quanex Building Products Corp.....................  21,431     428,406
*   Quanta Services, Inc.............................. 168,307   4,308,659
    Raytheon Co.......................................  44,355   6,188,853
    RCM Technologies, Inc.............................  20,293     116,888
    Regal Beloit Corp.................................  16,070     980,431
    Republic Services, Inc............................ 429,755  22,029,241
    Resources Connection, Inc.........................  25,955     386,730
*   Roadrunner Transportation Systems, Inc............     879       6,654
#*  Rush Enterprises, Inc. Class A....................  32,603     749,217
#*  Rush Enterprises, Inc. Class B....................  18,522     432,118
    Ryder System, Inc.................................  89,844   5,920,720
#*  Saia, Inc.........................................   8,925     257,843
*   SIFCO Industries, Inc.............................   6,623      56,362
    SkyWest, Inc......................................  38,506   1,107,818
    Southwest Airlines Co............................. 645,761  23,899,615
#*  Sparton Corp......................................   9,132     190,037
*   SPX FLOW, Inc.....................................  12,803     349,266
    Standex International Corp........................  22,341   1,983,881
    Stanley Black & Decker, Inc....................... 154,919  18,853,642
    Steelcase, Inc. Class A...........................  55,469     804,301
    Supreme Industries, Inc. Class A..................   1,433      24,074
#*  Team, Inc.........................................   6,674     184,269
    Terex Corp........................................  27,578     665,733
    Tetra Tech, Inc...................................  45,222   1,489,160
*   Titan Machinery, Inc..............................   2,883      32,318
*   TRC Cos., Inc.....................................  23,870     167,567
#   Trinity Industries, Inc........................... 183,814   4,266,323
    Triton International, Ltd.........................  24,053     403,850
#   Triumph Group, Inc................................  57,456   1,771,368
#*  Tutor Perini Corp.................................  33,844     850,161
#   Twin Disc, Inc....................................     900       8,487
    Tyco International P.L.C.......................... 240,619  10,965,008
*   Ultralife Corp....................................   3,309      14,394
    UniFirst Corp.....................................  18,705   2,186,240
    Union Pacific Corp................................ 888,128  82,640,310
    Universal Forest Products, Inc....................  31,800   3,438,216
#*  USA Truck, Inc....................................  15,105     291,224
*   Vectrus, Inc......................................   4,069     126,749
#*  Veritiv Corp......................................   9,437     398,430
    Viad Corp.........................................  23,193     807,580
*   Virco Manufacturing Corp..........................  12,601      56,831
    VSE Corp..........................................     305      19,386
    Waste Connections Inc.............................   2,800     208,544
    Watts Water Technologies, Inc. Class A............  53,615   3,316,088
#   Werner Enterprises, Inc...........................  34,105     856,718
#*  Wesco Aircraft Holdings, Inc......................   6,228      80,030
#*  WESCO International, Inc..........................  11,687     651,433
*   Westport Fuel Systems, Inc........................   8,411      11,607
*   Willdan Group, Inc................................   1,000      10,610
*   Willis Lease Finance Corp.........................   6,713     181,251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
#*  XPO Logistics, Inc................................    12,216 $    361,838
                                                                 ------------
Total Industrials.....................................            681,644,525
                                                                 ------------
Information Technology -- (10.6%)
    Activision Blizzard, Inc..........................   982,162   39,443,626
*   Actua Corp........................................     1,184       11,816
#*  Acxiom Corp.......................................     7,769      178,299
#*  Agilysys, Inc.....................................    16,899      192,987
*   Alpha & Omega Semiconductor, Ltd..................    20,661      295,246
*   Amtech Systems, Inc...............................     2,395       14,586
*   ARRIS International P.L.C.........................    70,523    1,921,046
*   Arrow Electronics, Inc............................   182,170   12,112,483
    AstroNova, Inc....................................     6,285       99,869
    Avnet, Inc........................................   139,400    5,729,340
    AVX Corp..........................................    86,630    1,183,366
*   Aware, Inc........................................    14,326       68,622
*   Axcelis Technologies, Inc.........................       175        1,872
*   AXT, Inc..........................................    16,521       61,954
    Bel Fuse, Inc. Class A............................     3,874       66,013
    Bel Fuse, Inc. Class B............................    11,837      242,540
*   Benchmark Electronics, Inc........................    62,063    1,454,757
    Black Box Corp....................................    18,611      254,040
*   Blackhawk Network Holdings, Inc...................    25,926      901,966
*   Blucora, Inc......................................    57,127      583,267
    Brocade Communications Systems, Inc...............   461,513    4,292,071
    Brooks Automation, Inc............................    50,847      637,113
*   BSQUARE Corp......................................     4,065       21,301
*   CACI International, Inc. Class A..................    24,830    2,367,044
#*  Calix, Inc........................................    16,027      123,728
#*  Ciber, Inc........................................    34,165       47,831
    Cisco Systems, Inc................................ 4,129,839  126,083,985
    Cohu, Inc.........................................    28,915      305,342
#*  CommerceHub, Inc. Series A........................    20,226      285,188
#*  CommerceHub, Inc. Series B........................       865       12,929
#*  CommerceHub, Inc. Series C........................    42,181      590,536
    Communications Systems, Inc.......................     9,323       68,431
    Computer Sciences Corp............................   136,993    6,552,375
    Comtech Telecommunications Corp...................    15,569      203,487
    Concurrent Computer Corp..........................    13,740       70,349
#   Convergys Corp....................................   197,364    5,259,751
*   CoreLogic, Inc....................................    96,545    3,888,833
#   Corning, Inc......................................   785,955   17,463,920
*   Cray, Inc.........................................    12,866      406,051
    CSP, Inc..........................................     2,414       20,181
    CTS Corp..........................................    66,936    1,279,147
*   CyberOptics Corp..................................     3,281       56,663
#   Cypress Semiconductor Corp........................    52,022      605,536
*   Datalink Corp.....................................    28,408      243,741
*   Digi International, Inc...........................    25,438      282,616
*   Diodes, Inc.......................................     4,709       87,164
*   DSP Group, Inc....................................    46,713      505,902
*   EchoStar Corp. Class A............................    23,551      917,311
*   Edgewater Technology, Inc.........................    13,603      118,074

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Electro Rent Corp.................................    24,062 $    372,239
*   Electro Scientific Industries, Inc................     6,085       41,195
#*  Electronics for Imaging, Inc......................    58,110    2,573,692
    EMC Corp..........................................   342,124    9,675,267
#*  Emcore Corp.......................................       744        4,821
#*  EnerNOC, Inc......................................    13,197       98,714
*   Entegris, Inc.....................................       300        5,127
#   Epiq Systems, Inc.................................    23,453      383,222
*   ePlus, Inc........................................     8,745      735,542
#*  Exar Corp.........................................    51,341      430,238
*   Fabrinet..........................................     4,055      153,117
*   Fairchild Semiconductor International, Inc........   118,008    2,329,478
    Fidelity National Information Services, Inc.......   151,857   12,077,187
#*  Finisar Corp......................................    61,526    1,154,228
#*  First Solar, Inc..................................    28,266    1,319,457
*   FormFactor, Inc...................................    46,295      432,858
*   Frequency Electronics, Inc........................    10,976      117,663
*   GSE Systems, Inc..................................     9,536       22,314
#*  GSI Technology, Inc...............................     3,363       16,378
    Hackett Group, Inc. (The).........................    42,498      569,048
#*  Harmonic, Inc.....................................    22,962       75,545
    Hewlett Packard Enterprise Co.....................   810,974   17,046,673
    HP, Inc...........................................    79,891    1,119,273
*   Hutchinson Technology, Inc........................    13,656       26,902
    IAC/InterActiveCorp...............................   125,298    7,262,272
#*  ID Systems, Inc...................................    10,784       54,028
    Ingram Micro, Inc. Class A........................   277,679    9,507,729
*   Insight Enterprises, Inc..........................    42,100    1,119,860
    Intel Corp........................................ 3,922,800  136,748,808
*   Internap Corp.....................................    32,386       71,897
    Intersil Corp. Class A............................   119,798    1,830,513
*   IntriCon Corp.....................................     2,835       15,252
*   Itron, Inc........................................    33,397    1,425,718
    IXYS Corp.........................................     3,055       33,422
    Juniper Networks, Inc.............................   212,100    4,812,549
*   Key Tronic Corp...................................    17,623      132,877
*   Kimball Electronics, Inc..........................    23,443      295,851
*   Kulicke & Soffa Industries, Inc...................    71,688      900,401
*   KVH Industries, Inc...............................    19,858      180,112
#*  Lattice Semiconductor Corp........................   108,469      651,899
    Lexmark International, Inc. Class A...............    35,849    1,314,583
*   Limelight Networks, Inc...........................    10,944       18,495
    ManTech International Corp. Class A...............     2,048       80,916
    Marvell Technology Group, Ltd.....................   166,418    1,955,411
#*  Maxwell Technologies, Inc.........................     2,521       13,865
    Mentor Graphics Corp..............................    35,620      760,843
    Methode Electronics, Inc..........................    79,272    2,776,898
*   Micron Technology, Inc............................   758,908   10,427,396
#*  Microsemi Corp....................................     7,940      309,660
#   MKS Instruments, Inc..............................    61,200    2,795,616
    MOCON, Inc........................................       700       10,143
#*  ModusLink Global Solutions, Inc...................    67,250       86,080
    NCI, Inc. Class A.................................       686        8,705

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  NETGEAR, Inc......................................     428 $    22,012
#*  Novatel Wireless, Inc.............................  10,953      19,496
    Optical Cable Corp................................  10,793      23,853
*   PAR Technology Corp...............................  12,896      66,414
    Park Electrochemical Corp.........................   1,642      26,600
    PC Connection, Inc................................  39,267   1,013,481
    PC-Tel, Inc.......................................  30,574     155,010
*   PCM, Inc..........................................  10,471     174,028
#*  Photronics, Inc...................................  79,712     770,018
#*  Plexus Corp.......................................  10,626     488,158
*   Polycom, Inc......................................  36,977     458,145
*   Qorvo, Inc........................................  24,909   1,574,996
    QUALCOMM, Inc..................................... 788,069  49,317,358
#*  Rambus, Inc.......................................   1,069      14,453
*   RealNetworks, Inc.................................  12,525      54,233
    Reis, Inc.........................................  13,511     341,558
    RF Industries, Ltd................................   2,823       6,493
    Richardson Electronics, Ltd.......................  15,464      97,269
*   Rofin-Sinar Technologies, Inc.....................   4,978     157,305
*   Rogers Corp.......................................   7,543     516,243
#*  Rovi Corp.........................................  19,000     357,390
*   Rudolph Technologies, Inc.........................  16,097     283,629
*   Sanmina Corp......................................  39,846   1,009,698
*   ScanSource, Inc...................................  14,745     604,987
*   Seachange International, Inc......................   8,687      27,798
*   ShoreTel, Inc.....................................   3,200      23,488
*   Sonus Networks, Inc...............................   6,622      57,082
#   SS&C Technologies Holdings, Inc...................  51,586   1,662,101
*   StarTek, Inc......................................  22,913      96,693
#*  SunPower Corp.....................................  18,322     267,135
#*  Super Micro Computer, Inc.........................   5,886     126,843
*   Sykes Enterprises, Inc............................  20,292     622,761
#   SYNNEX Corp.......................................  55,900   5,619,627
*   Synopsys, Inc.....................................   4,200     227,472
#*  Systemax, Inc.....................................   5,094      45,591
#*  Tech Data Corp....................................  82,952   6,464,449
*   Telenav, Inc......................................   9,865      49,128
    Teradyne, Inc.....................................  26,789     529,083
    Tessco Technologies, Inc..........................   8,689     116,780
    Tessera Technologies, Inc.........................  48,635   1,563,129
#*  TTM Technologies, Inc.............................  55,241     549,648
#*  Veeco Instruments, Inc............................  15,978     267,951
*   Virtusa Corp......................................  30,064     817,741
#   Vishay Intertechnology, Inc....................... 151,731   2,022,574
#*  Vishay Precision Group, Inc.......................  16,480     216,712
    Western Digital Corp.............................. 215,907  10,257,742
*   Xcerra Corp.......................................  20,165     123,006
    Xerox Corp........................................ 889,633   9,163,220
*   XO Group, Inc.....................................   6,284     114,557

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc....................................... 1,048,770 $ 40,052,526
                                                                 ------------
Total Information Technology..........................            612,633,936
                                                                 ------------
Materials -- (2.3%)
    A Schulman, Inc...................................    32,960      966,058
#*  A. M. Castle & Co.................................     2,083        2,895
#   Alcoa, Inc........................................   995,255   10,569,608
#   Allegheny Technologies, Inc.......................    22,777      405,658
    Ampco-Pittsburgh Corp.............................     4,007       52,933
    Ashland, Inc......................................   112,560   12,746,294
#   Axiall Corp.......................................    26,423      862,711
#   Bemis Co., Inc....................................    25,154    1,283,860
    Cabot Corp........................................    46,280    2,253,373
*   Century Aluminum Co...............................    15,822      120,089
*   Chemtura Corp.....................................    49,368    1,386,747
*   Clearwater Paper Corp.............................    16,822    1,058,272
#   Commercial Metals Co..............................    85,208    1,409,340
#*  Core Molding Technologies, Inc....................    11,847      188,604
    Domtar Corp.......................................     8,107      319,173
    Dow Chemical Co. (The)............................    11,060      593,590
#   Freeport-McMoRan, Inc.............................   327,519    4,244,646
    Friedman Industries, Inc..........................    13,926       80,214
    FutureFuel Corp...................................     6,104       69,952
    Graphic Packaging Holding Co......................   154,000    2,100,560
    Greif, Inc. Class A...............................     4,885      196,035
    Huntsman Corp.....................................    50,242      776,741
*   Ingevity Corp.....................................    33,431    1,279,404
    International Paper Co............................   493,615   22,612,503
    Kaiser Aluminum Corp..............................    27,181    2,251,946
    KapStone Paper and Packaging Corp.................    80,984    1,156,452
*   Kraton Performance Polymers, Inc..................     5,435      162,561
*   Louisiana-Pacific Corp............................   173,457    3,503,831
    Martin Marietta Materials, Inc....................    23,633    4,789,228
    Materion Corp.....................................    18,497      488,506
    Mercer International, Inc.........................    21,725      171,410
    Minerals Technologies, Inc........................    34,280    2,237,113
    Mosaic Co. (The)..................................    17,274      466,398
    Myers Industries, Inc.............................    57,792      863,990
    Neenah Paper, Inc.................................     7,684      579,604
    Newmont Mining Corp...............................    48,146    2,118,424
*   Northern Technologies International Corp..........     3,035       42,672
    Nucor Corp........................................    83,945    4,502,810
#   Olin Corp.........................................    69,801    1,458,841
#   Olympic Steel, Inc................................     9,986      286,199
    PH Glatfelter Co..................................    50,600    1,045,396
    PolyOne Corp......................................     5,174      181,452
    Reliance Steel & Aluminum Co......................    93,801    7,357,750
#*  Resolute Forest Products, Inc.....................     1,817       10,030
#   Schnitzer Steel Industries, Inc. Class A..........       400        7,796
    Sensient Technologies Corp........................    38,101    2,812,997
    Steel Dynamics, Inc...............................    94,919    2,545,728
#*  Stillwater Mining Co..............................    55,630      851,139
    SunCoke Energy, Inc...............................    62,210      474,662

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
#            Synalloy Corp............................     5,144 $       39,249
             Tredegar Corp............................    27,973        495,122
             Tronox, Ltd. Class A.....................     1,600         10,384
#*           Universal Stainless & Alloy Products,
               Inc....................................     6,269         73,285
             Vulcan Materials Co......................    58,246      7,221,339
#            Westlake Chemical Corp...................   158,152      7,233,873
             WestRock Co..............................   200,591      8,607,360
#            Worthington Industries, Inc..............    47,320      2,096,749
                                                                 --------------
Total Materials.......................................              131,723,556
                                                                 --------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares....    47,409             --
(degrees)*   Petrocorp, Inc. Escrow Shares............       900             --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Telecommunication Services -- (4.9%)
             AT&T, Inc................................ 5,441,020    235,541,756
#            ATN International, Inc...................        84          6,176
#            CenturyLink, Inc.........................   512,432     16,110,862
#            Frontier Communications Corp.............   696,949      3,624,135
*            General Communication, Inc. Class A......    45,867        705,893
#*           Iridium Communications, Inc..............    14,800        132,904
#*           Lumos Networks Corp......................       500          5,850
#*           ORBCOMM, Inc.............................    44,499        471,244
#            Shenandoah Telecommunications Co.........   112,708      4,630,045
             Spok Holdings, Inc.......................    12,522        231,406
#*           Sprint Corp..............................   422,600      2,594,764
#*           T-Mobile US, Inc.........................   113,786      5,272,843
             Telephone & Data Systems, Inc............   111,207      3,501,908
#*           United States Cellular Corp..............     7,591        307,056
             Verizon Communications, Inc..............   187,958     10,414,753
*            Vonage Holdings Corp.....................    85,934        509,589
                                                                 --------------
Total Telecommunication Services......................              284,061,184
                                                                 --------------
Utilities -- (0.2%)
*            Calpine Corp.............................    62,921        864,534
             Consolidated Water Co., Ltd..............     6,656         89,390
             NRG Energy, Inc..........................   241,908      3,348,007
#            Ormat Technologies, Inc..................    20,134        918,916
             UGI Corp.................................    78,988      3,574,997
                                                                 --------------
Total Utilities.......................................                8,795,844
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,522,988,442
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights................     8,393             --
(degrees)*   Safeway Casa Ley Contingent Value
               Rights.................................   157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES         VALUE+
                                                    ----------   --------------
 (degrees)* Safeway PDC, LLC Contingent Value          157,807
 Rights............................................              $        7,701
 TOTAL RIGHTS/WARRANTS.............................                     167,859
                                                                 --------------
 TOTAL INVESTMENT SECURITIES.......................               5,523,156,301
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional Liquid Reserves,
      0.457%....................................... 53,052,247       53,052,247
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (3.9%)
 (S)@ DFA Short Term Investment Fund............... 19,647,291      227,319,161
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost
 $3,502,858,105)^^.................................              $5,803,527,709
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ---------------------------------------------------
                             LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                         ---------------   ------------ ------- --------------
 Common Stocks
    Consumer
      Discretionary..... $   887,821,787             --   --    $  887,821,787
    Consumer Staples....     479,348,973             --   --       479,348,973
    Energy..............     733,818,989             --   --       733,818,989
    Financials..........   1,045,178,230             --   --     1,045,178,230
    Health Care.........     657,961,418             --   --       657,961,418
    Industrials.........     681,644,525             --   --       681,644,525
    Information
      Technology........     612,633,936             --   --       612,633,936
    Materials...........     131,723,556             --   --       131,723,556
    Other...............              --             --   --                --
    Telecommunication
      Services..........     284,061,184             --   --       284,061,184
    Utilities...........       8,795,844             --   --         8,795,844
 Rights/Warrants........              --   $    167,859   --           167,859
 Temporary Cash               53,052,247
 Investments............                             --   --        53,052,247
 Securities Lending                   --
 Collateral.............                    227,319,161   --       227,319,161
 Futures Contracts**....       1,059,219             --   --         1,059,219
                         ---------------   ------------   --    --------------
 TOTAL..................  $5,577,099,908   $227,487,020   --    $5,804,586,928
                         ===============   ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2016, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2016, The Emerging Market Series had significant transfers of securities with a total value of $330,627 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions on individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                     DESCRIPTION     DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     -----------  ---------- --------- -------- ----------- ----------
                     S&P 500
The U.S. Large Cap     Emini
  Value Series......   Index(R)    09/16/16    1,336   $144,836   $4,645      $5,611
                                                       --------   ------      ------
                                                       $144,836   $4,645      $5,611
                                                       --------   ------      ------

                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                DESCRIPTION     DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                -----------  ---------- --------- -------- ----------- ----------

  The
  DFA           Mini
  International   MSCI
  Value           EAFE
  Series.......   Index(R)    09/16/16     400    $33,604    $  249      $1,582

  The
  DFA
  International S&P 500
  Value           Emini
  Series.......   Index(R)    09/16/16     462     50,085     2,638       2,358
                                                  -------    ------      ------
                                                  $83,689    $2,887      $3,940
                                                  -------    ------      ------

                        EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
           DESCRIPTION     DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
           -----------  ---------- --------- -------- ----------- ----------
           Mini
The          MSCI
  Emerging   Emerging
  Markets    Markets
  Series..   Index(R)    09/16/16    1,030   $45,397    $2,710      $2,318
                                             -------    ------      ------
                                             $45,397    $2,710      $2,318
                                             -------    ------      ------

                           EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
              DESCRIPTION     DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
              -----------  ---------- --------- -------- ----------- ----------
The
  Tax-Managed
  U.S.
  Marketwide  S&P 500
  Value         Emini
  Series.....   Index(R)    09/16/16     359    $38,919    $1,059      $1,508
                                                -------    ------      ------
                                                $38,919    $1,059      $1,508
                                                -------    ------      ------

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was:

      The U.S. Large Cap Value Series................... $15,722,144,999
      The DFA International Value Series................   9,842,478,887
      The Emerging Markets Series.......................   4,066,933,567
      The Tax-Managed U.S. Marketwide Value Series......   3,503,464,180

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 23, 2016

By:  /s/ Gregory K. Hinkle
     ----------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 22, 2016